                                                             File No. 33-81784
                                                                      811-8642

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /X/
      Pre-Effective Amendment No.                                    / /

      Post-Effective Amendment No.  13                               /X/


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

      Amendment No. 10                                                /X/

                       ---------------------------------

                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT D

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way

                             Montgomery, Ohio 45242

                         (Depositor's Telephone Number)
                                 (513) 794-6100
                       ---------------------------------

                     (Name and Address of Agent for Service)
            Ronald L. Benedict, Corporate Vice President, Counsel
                                and Secretary
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 410 East
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007
                       ---------------------------------

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


It is proposed that this filing will become effective (check appropriate space):
              immediately upon filing pursuant to paragraph (b)
      ---


       X      on May 1, 2002, pursuant to paragraph (b)(1)(ix)
      ---


              60 days after filing pursuant to paragraph (a)(i)
      ---

              on (date) pursuant to paragraph (a)(i) of Rule 485.
      ---

If appropriate, check the following box:
              this post-effective amendment designates a new effective date for
      ---     a previously filed post-effective amendment.

                               OHIO NATIONAL VARIABLE ACCOUNT D

N-4 Item                       Caption in Prospectus
--------                       ---------------------

   1                           Cover Page

   2                           Glossary of Special Terms

   3                           Not applicable

   4                           Accumulation Unit Values

   5                           The Ohio National Companies

   6                           Deductions and Expenses

   7                           Description of the Contracts

   8                           Annuity Benefits

   9                           Death Benefit

   10                          Accumulation

   11                          Surrender and Withdrawal

   12                          Federal Tax Status

   13                          Not applicable

   14                          Table of Contents

                               Caption in Statement of Additional Information
                               ----------------------------------------------

   15                          Cover Page

   16                          Table of Contents

   17                          Not applicable

   18                          Custodian
                               Independent Certified Public Accountants

   19                          See Prospectus (Distribution of the Contracts)

   20                          Underwriter

   21                          Calculation of Money Market Subaccount Yield
                               Total Return

   22                          See Prospectus (Annuity Benefits)

   23                          Financial Statements

                               Caption in Part C
                               -----------------

   24                          Financial Statements and Exhibits

   25                          Directors and Officers of the Depositor

   26 Persons Controlled by or Under Common Control with the Depositor or Registrant

   27                          Number of Contractowners

   28                          Indemnification

   29                          Principal Underwriter

   30                          Location of Accounts and Records

   31                          Not applicable

   32                          Undertakings and Representations

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS

                        OHIO NATIONAL VARIABLE ACCOUNT D
                                       OF

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 366-6654
                                      for
                        GROUP VARIABLE ANNUITY CONTRACTS

This prospectus offers a group variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that account values or annuity payments will equal or exceed your contributions.

The contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- state and municipal deferred compensation plans, and

- non-tax-qualified plans.

The minimum contribution amount is $25 per participant. You may make additional contributions at any time, but not more often than biweekly. Generally, your plan governs the maximum amounts that may be contributed.


You may direct the allocation of contributions to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account D ("VAD"). VAD is a separate account of The Ohio National Life Insurance Company. The assets of VAD are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Goldman Sachs Variable Insurance Trust, Janus Adviser Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, Strong Variable Insurance Funds, Inc. and the Variable Insurance Products Fund (Fidelity). See page 3 for the list of available Funds. See also the accompanying prospectuses of the Funds which might also contain information about other funds that are not available for these contracts.


You may withdraw all or part of the contract value to provide plan benefits at no charge. Amounts withdrawn may be subject to federal income tax penalties. We may charge a withdrawal charge up to 7% of amounts withdrawn other than for plan benefits (up to a maximum of 9% of all contributions). Your exercise of contract rights may be subject to the terms of the qualified employee trust or annuity plan. This prospectus contains no information about your trust or plan.


KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAD AND THE VARIABLE ANNUITY CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAD HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUS.

FORM V-4827                       MAY 1, 2002

                               TABLE OF CONTENTS


Available Funds..........................      3
Fee Table................................      4
Accumulation Unit Values.................      9
  Financial Statements...................     15
The Ohio National Companies..............     16
  Ohio National Life.....................     16
  Ohio National Variable Account D.......     16
  The Funds..............................     16
  Mixed and Shared Funding...............     16
  Voting Rights..........................     17
Distribution of the Contracts............     17
Deductions and Expenses..................     17
  Withdrawal Charge......................     17
  Deduction for Administrative
     Expenses............................     18
  Deduction for Risk Undertakings........     18
  Limitations on Deductions..............     18
  Transfer Fee...........................     19
  Deduction for State Premium Tax........     19
  Fund Expenses..........................     19
Description of the Contracts.............     19
Accumulation.............................     19
  Contribution Provisions................     19
  Accumulation Units.....................     19
  Crediting Accumulation Units...........     19
  Allocation of Contributions............     19
  Accumulation Unit Value and Contract
     Value...............................     20
  Net Investment Factor..................     20
  Surrender and Withdrawal...............     20
  Transfers among Subaccounts............     20
  Electronic Access......................     21
  Payment of Plan Benefits...............     21
  Texas State Optional Retirement
     Program.............................     21
Guaranteed Account.......................     21
Annuity Benefits.........................     23
  Purchasing an Annuity..................     23
  Annuity Options........................     23
  Determination of Amount of the First
     Variable Annuity Payment............     24
  Annuity Units and Variable Payments....     24
  Transfers after Annuity Purchase.......     24
Other Contract Provisions................     24
  Assignment.............................     24
  Reports and Confirmations..............     25
  Substitution for Fund Shares...........     25
  Contract Owner Inquires................     25
Performance Data.........................     25
Federal Tax Status.......................     26
  Tax-Deferred Annuities.................     27
  Qualified Pension or Profit-Sharing
     Plans...............................     28
  Withholding on Distributions...........     28
Statement of Additional Information
  Contents...............................     29


FORM V-4827

                                AVAILABLE FUNDS


The investment adviser for Ohio National Fund, Inc. is its affiliate; Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.



OHIO NATIONAL FUND, INC.                       ADVISER (SUBADVISER)
Equity Portfolio                               (Legg Mason Fund Adviser, Inc.)
Money Market Portfolio                         Ohio National Investments, Inc.
Bond Portfolio                                 Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)      (Suffolk Capital Management, LLC)
International Portfolio                        (Federated Global Investment Management
International Small Company Portfolio            Corp.)
Capital Appreciation Portfolio                 (Federated Global Investment Management
Discovery (formerly called Small Cap)            Corp.)
  Portfolio                                    (Jennison Associates LLC)
Aggressive Growth Portfolio                    (Founders Asset Management LLC)
Core Growth Portfolio                          (Janus Capital Management LLC)
Growth & Income Portfolio                      (Pilgrim Baxter & Associates, Ltd.)
Capital Growth Portfolio                       (RS Investment Management Co. LLC)
S&P 500 Index Portfolio                        (RS Investment Management Co. LLC)
Social Awareness Portfolio                     Ohio National Investments, Inc.
High Income Bond Portfolio                     Ohio National Investments, Inc.
Equity Income Portfolio                        (Federated Investment Counseling)
Blue Chip Portfolio                            (Federated Investment Counseling)
Nasdaq-100 Index Portfolio                     (Federated Investment Counseling)
Bristol Portfolio (large cap stocks)           Ohio National Investments, Inc.
Bryton Growth Portfolio (small/mid cap         (Suffolk Capital Management, LLC)
  stocks)                                      (Suffolk Capital Management, LLC)
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund           Goldman Sachs Asset Management
Goldman Sachs CORE U.S. Equity Fund            Goldman Sachs Asset Management
Goldman Sachs Capital Growth Fund              Goldman Sachs Asset Management
JANUS ADVISER SERIES
Growth Portfolio                               Janus Capital Management LLC
Worldwide Growth Portfolio                     Janus Capital Management LLC
Balanced Portfolio                             Janus Capital Management LLC
J.P. MORGAN SERIES TRUST II
J.P. Morgan Mid Cap Value Portfolio            Robert Fleming, Inc.
J.P. Morgan Small Company Portfolio            J.P. Morgan Investment Management Inc.
LAZARD RETIREMENT SERIES, INC.
Small Cap Portfolio                            Lazard Asset Management
Emerging Markets Portfolio                     Lazard Asset Management
MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
MFS Investors Growth Stock Series              Massachusetts Financial Services Company
MFS Mid Cap Growth Series                      Massachusetts Financial Services Company
MFS New Discovery Series                       Massachusetts Financial Services Company
MFS Total Return Series                        Massachusetts Financial Services Company
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                  Strong Capital Management, Inc.
Strong Opportunity Fund II
  (a mid cap/small cap fund)                   Strong Capital Management, Inc.
VARIABLE INSURANCE PRODUCTS FUND SERVICE
  CLASS 2 (FIDELITY)
VIP Contrafund(R) Portfolio (a value           Fidelity Management & Research Company
  fund)
VIP Mid Cap Portfolio                          Fidelity Management & Research Company
VIP Growth Portfolio                           Fidelity Management & Research Company


FORM V-4827

                                   FEE TABLE

                                                              CONTRACT YEAR
                                                              OF SURRENDER                     PERCENTAGE
             CONTRACTOWNER TRANSACTION EXPENSES               OR WITHDRAWAL                     CHARGED
             ----------------------------------               -------------                    ----------
Deferred Sales Load (as a percentage of amount withdrawn)
(Percentage varies by number of years from the establishment of each participant's account.) (No charge for withdrawals
for plan payments.)                                                1                               7%
                                                                   2                               6%
                                                                   3                               5%
                                                                   4                               4%
                                                                   5                               3%
                                                                   6                               2%
                                                                   7                               1%
                                                              8 and later                          0%
Exchange (transfer) Fee                                         $5 (the fee is presently being waived)
VAD ANNUAL EXPENSES (as a percentage of average variable account value)

Mortality and Expense Risk Fees                          1.00%
Administrative Expenses                                  0.35%
                                                         ----
Total VAD Annual Expenses                                1.35%

Neither the table nor the examples reflect any premium taxes that may be applicable to a contract. These currently range from 0% to 2.25%. For further details, see Deductions and Expenses.

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF THE FUND AVERAGE NET ASSETS)


                                                                              TOTAL FUND
                                                                               EXPENSES
                                                                               WITHOUT        TOTAL       TOTAL FUND
                                                                               WAIVERS       WAIVERS       EXPENSES
                                       MANAGEMENT   DISTRIBUTION    OTHER         OR           AND       WITH WAIVERS
                                          FEES      (12b-1) FEES   EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                       ----------   ------------   --------   ----------   -----------   -------------
OHIO NATIONAL FUND, INC.:
  Money Market*                          0.30%         0.00%         0.12%      0.42%         0.04%          0.38%
  Equity                                 0.80%         0.00%         0.13%      0.93%         0.00%          0.93%
  Bond                                   0.62%         0.00%         0.13%      0.75%         0.00%          0.75%
  Omni                                   0.58%         0.00%         0.18%      0.76%         0.00%          0.76%
  S&P 500 Index                          0.37%         0.00%         0.15%      0.52%         0.00%          0.52%
  International*                         0.88%         0.00%         0.37%      1.25%         0.05%          1.20%
  International Small Company            0.98%         0.00%         0.81%      1.79%         0.00%          1.79%
  Capital Appreciation                   0.80%         0.00%         0.13%      0.93%         0.00%          0.93%
  Discovery                              0.79%         0.00%         0.17%      0.96%         0.00%          0.96%
  Aggressive Growth                      0.78%         0.00%         0.26%      1.04%         0.00%          1.04%
  Core Growth                            0.90%         0.00%         0.28%      1.18%         0.00%          1.18%
  Growth & Income                        0.85%         0.00%         0.15%      1.00%         0.00%          1.00%
  Capital Growth                         0.89%         0.00%         0.17%      1.06%         0.00%          1.06%
  Social Awareness                       0.59%         0.00%         0.72%      1.31%         0.00%          1.31%
  High Income Bond                       0.75%         0.00%         0.40%      1.15%         0.00%          1.15%
  Equity Income                          0.75%         0.00%         0.28%      1.03%         0.00%          1.03%
  Blue Chip                              0.90%         0.00%         0.30%      1.20%         0.00%          1.20%
  Nasdaq-100 Index*                      0.75%         0.00%         0.30%      1.05%         0.30%          0.75%
  Bristol                                0.80%         0.00%         0.40%**    1.20%**       0.00%          1.20%**
  Bryton Growth                          0.85%         0.00%         0.45%**    1.30%**       0.00%          1.30%**


FORM V-4827

                                                                              TOTAL FUND
                                                                               EXPENSES
                                                                               WITHOUT        TOTAL       TOTAL FUND
                                                                               WAIVERS       WAIVERS       EXPENSES
                                       MANAGEMENT   DISTRIBUTION    OTHER         OR           AND       WITH WAIVERS
                                          FEES      (12b-1) FEES   EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                       ----------   ------------   --------   ----------   -----------   -------------
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST:
  Goldman Sachs Growth and Income*       0.75%         0.00%         0.42%      1.17%         0.17%          1.00%
  Goldman Sachs CORE U.S. Equity*        0.70%         0.00%         0.12%      0.82%         0.01%          0.81%
  Goldman Sachs Capital Growth*          0.75%         0.00%         0.94%      1.69%         0.69%          1.00%
JANUS ADVISER SERIES:
  Growth                                 0.65%         0.00%         0.01%      0.66%         0.00%          0.66%
  Worldwide Growth                       0.65%         0.00%         0.06%      0.71%         0.00%          0.71%
  Balanced                               0.65%         0.00%         0.01%      0.66%         0.00%          0.66%
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*             0.70%         0.00%         9.92%     10.62%         9.62%          1.00%
  J.P. Morgan Small Company              0.60%         0.00%         0.55%      1.15%         0.00%          1.15%
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                             0.75%         0.25%         0.67%      1.67%         0.42%          1.25%
  Emerging Markets*                      1.00%         0.25%         2.96%      4.21%         2.61%          1.60%
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock             0.75%         0.25%         0.17%      1.17%         0.00%          1.17%
  MFS Mid Cap Growth*                    0.75%         0.25%         0.20%      1.20%         0.05%          1.15%
  MFS New Discovery*                     0.90%         0.25%         0.19%      1.34%         0.03%          1.31%
  MFS Total Return                       0.75%         0.25%         0.14%      1.14%         0.00%          1.14%
STRONG VARIABLE INSURANCE FUNDS,
  INC.:
  Strong Mid Cap Growth II*              0.75%         0.00%         0.65%      1.40%         0.20%          1.20%
  Strong Opportunity II*                 0.75%         0.00%         0.65%      1.40%         0.30%          1.10%
VARIABLE INSURANCE PRODUCTS FUND
  (FIDELITY):
  VIP Contrafund                         0.58%         0.25%         0.11%      0.94%         0.00%          0.94%
  VIP Mid Cap                            0.58%         0.25%         0.11%      0.94%         0.00%          0.94%
  VIP Growth                             0.58%         0.25%         0.10%      0.93%         0.00%          0.93%



*The investment advisers of certain Funds are voluntarily waiving part or all of their management fees and/or reimbursing certain Funds in order to reduce total Fund expenses. The investment advisers could reduce or eliminate these waivers or reimbursements at any time.



**Estimated expenses.


FORM V-4827

EXAMPLE - Assuming that any expense waivers or reimbursements continue for the periods shown, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:


                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market*                                              $ 90   $111    $131    $208
  Equity                                                       95    125     156     262
  Bond                                                         93    120     147     243
  Omni                                                         93    121     148     244
  S&P 500 Index                                                91    114     136     219
  International*                                               98    133     169     289
  International Small Company                                 103    150     197     345
  Capital Appreciation                                         95    125     156     262
  Discovery                                                    95    126     158     265
  Aggressive Growth                                            96    129     162     273
  Core Growth                                                  97    133     168     287
  Social Awareness                                             69    127     160     269
  Growth & Income                                              69    129     163     275
  Capital Growth                                               99    136     175     299
  High Income Bond                                             97    132     167     284
  Equity Income                                                96    128     161     272
  Blue Chip                                                    98    133     169     289
  Nasdaq-100 Index*                                            96    129     162     274
  Bristol**                                                    98    133      --      --
  Bryton Growth**                                              98    136      --      --
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                             96    127     160     269
  Goldman Sachs CORE U.S. Equity*                              94    122     150     249
  Goldman Sachs Capital Growth*                                96    127     160     269
JANUS ADVISER SERIES:
  Growth                                                       92    118     142     239
  Worldwide Growth                                             92    119     145     233
  Balanced                                                     92    118     142     239
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*                                   96    127     160     269
  J.P. Morgan Small Company                                    97    132     167     284
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                   98    135     172     293
  Emerging Markets*                                           101    144     188     327
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock                                   97    132     168     286
  MFS Mid Cap Growth*                                          97    132     167     284
  MFS New Discovery*                                           99    136     175     299
  MFS Total Return                                             97    131     167     283
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                    98    133     169     289
  Strong Opportunity II*                                       97    130     165     279


FORM V-4827

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                             $ 95   $126    $157    $263
  VIP Mid Cap                                                  95    126     157     263
  VIP Growth                                                   95    125     156     262


EXAMPLE - If you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market*                                              $18     $56    $ 96    $208
  Equity                                                      23      71     122     262
  Bond                                                        21      66     113     243
  Omni                                                        21      66     113     244
  S&P 500 Index                                               19      59     101     219
  International*                                              26      79     136     289
  International Small Company                                 32      97     164     345
  Capital Appreciation                                        23      71     122     262
  Discovery                                                   23      72     124     265
  Aggressive Growth                                           24      75     128     273
  Core Growth                                                 26      79     135     287
  Social Awareness                                            24      73     126     269
  Growth & Income                                             24      75     129     275
  Capital Growth                                              27      83     141     299
  High Income Bond                                            25      78     133     284
  Equity Income                                               24      74     127     272
  Blue Chip                                                   26      79     136     289
  Nasdaq-100 Index*                                           24      75     128     274
  Bristol**                                                   26      79      --      --
  Bryton Growth**                                             27      82      --      --
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                            24      73     126     269
  Goldman Sachs CORE U.S. Equity*                             22      68     116     249
  Goldman Sachs Capital Growth*                               24      73     126     269
JANUS ADVISER SERIES:
  Growth                                                      20      65     110     239
  Worldwide Growth                                            20      64     108     233
  Balanced                                                    20      65     110     239
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*                                  24      73     126     269
  J.P. Morgan Small Company                                   25      78     133     284
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                  26      81     138     293
  Emerging Markets*                                           30      91     155     327
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock                                  26      78     134     286
  MFS Mid Cap Growth*                                         25      78     133     284
  MFS New Discovery*                                          27      83     141     299
  MFS Total Return                                            25      78     133     283


FORM V-4827

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                  $26     $79    $136    $289
  Strong Opportunity II*                                      25      76     131     279
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                              23      72     123     263
  VIP Mid Cap                                                 23      72     123     263
  VIP Growth                                                  23      71     122     262


EXAMPLE - Without the voluntary fee waivers or reimbursements by investment advisers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each of the following Funds, assuming 5% annual return:


                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market                                               $ 91   $112    $134    $214
  International                                                98    135     172     293
  Nasdaq-100 Index                                             99    137     177     303
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                              97    132     168     286
  Goldman Sachs CORE U.S. Equity                               94    122     151     250
  Goldman Sachs Capital Growth                                102    147     193     336
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value                                   181    363     523     853
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                   102    146     192     334
  Emerging Markets                                            125    215     303     541
MFS VARIABLE INSURANCE TRUST:
  MFS Mid Cap Growth                                           98    133     169     289
  MFS New Discovery                                            99    137     176     302
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                     99    139     179     308
  Strong Opportunity II                                        99    139     179     308


EXAMPLE - Without the voluntary fee waivers or reimbursements by investment advisers, if you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market                                               $18    $ 57    $ 99    $214
  International                                               26      81     138     293
  Nasdaq-100 Index                                            27      84     143     303
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                             26      78     134     286
  Goldman Sachs CORE U.S. Equity                              22      68     116     250
  Goldman Sachs Capital Growth                                31      94     160     336
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value                                  116     323     503     853


FORM V-4827

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                  $31    $ 93    $159    $334
  Emerging Markets                                            55     165     274     541
MFS VARIABLE INSURANCE TRUST:
  MFS Mid Cap Growth                                          26      79     136     289
  MFS New Discovery                                           27      84     142     302



STRONG VARIABLE INSURANCE FUNDS, INC:
  Strong Mid Cap Growth II                                    28      85     145     308
  Strong Opportunity II                                       28      85     145     308


The purpose of the above table is to help you to understand the costs and expenses that you will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. In the examples, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of the contract fee may be paid from amounts invested in the Guaranteed Account. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that we may offer.

                            ACCUMULATION UNIT VALUES


This series of variable annuity contracts began on January 25, 1995. Since then, the following changes have been made to available funds:



March 31, 1995                 Ohio National Fund International Small Company
                               and Aggressive Growth portfolios were added



January 3, 1997                Ohio National Fund S&P 500 Index, Core Growth,
                               Growth & Income and Social Awareness portfolios were added



November 1, 1999               Ohio National Fund Capital Growth, High Income
                               Bond, Equity Income and Blue Chip portfolios, the
                               Dow Target Variable Funds, the Goldman Sachs
                               Variable Insurance Trust funds, the Janus Adviser
                               Series portfolios, the Lazard Retirement Series portfolios, the Strong Variable Insurance Funds and the Van Kampen (formerly Morgan Stanley)
                               Universal Institutional Funds U.S. Real Estate portfolio were added



May 1, 2000                    Ohio National Fund Nasdaq-100 Index portfolio and
                               Variable Insurance Products Fund (Fidelity) portfolios were added



May 1, 2000                    Van Kampen Universal Institutional Funds U.S.
                               Real Estate portfolio was no longer available in new contracts



May 1, 2001                    Dow Target Variable Fund and Strong Multi Cap
                               Value Fund II (formerly called Strong Schafer
                               Value Fund II) were no longer available in new contracts



November 1, 2001               J.P. Morgan Series Trust portfolios and MFS
                               Variable Insurance Trust funds were added


FORM V-4827

May 1, 2002                    Ohio National Fund Bristol and Bryton Growth
                               portfolios were added


OHIO NATIONAL FUND, INC.:


                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Equity                                         1995              $10.00             $12.20           13,287
                                               1996               12.20              14.24           32,583
                                               1997               14.24              16.61           74,941
                                               1998               16.61              17.32          107,618
                                               1999               17.32              20.49          123,655
                                               2000               20.49              18.87          114,667
                                               2001               18.87              17.05          115,133
Money Market                                   1995               10.00              10.35            1,732
                                               1996               10.35              10.74            7,977
                                               1997               10.74              11.16           32,475
                                               1998               11.16              11.61           48,567
                                               1999               11.61              12.03           72,108
                                               2000               12.03              12.62           56,828
                                               2001               12.62              12.92           71,555
Bond                                           1995               10.00              11.21            1,139
                                               1996               11.21              11.47            6,512
                                               1997               11.47              12.37           12,237
                                               1998               12.37              12.84           16,940
                                               1999               12.84              12.74           41,686
                                               2000               12.74              13.31           44,642
                                               2001               13.31              14.23           22,694
Omni                                           1995               10.00              11.74           13,547
                                               1996               11.74              13.39           45,160
                                               1997               13.39              15.61           98,309
                                               1998               15.61              16.10          146,331
                                               1999               16.10              17.68          143,525
                                               2000               17.68              14.86          115,175
                                               2001               14.86              12.74          102,201
International                                  1995               10.00              11.26           20,393
                                               1996               11.26              12.71           42,439
                                               1997               12.71              12.81          100,959
                                               1998               12.81              13.13          110,066
                                               1999               13.13              21.69           96,945
                                               2000               21.69              16.65          102,308
                                               2001               16.65              11.57          107,016


FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
International Small Company                    1995              $10.00             $10.78            8,523
                                               1996               10.78              11.92           13,394
                                               1997               11.92              13.14           16,765
                                               1998               13.14              13.42           12,900
                                               1999               13.42              27.61           14,362
                                               2000               27.61              18.99           18,696
                                               2001               18.99              13.25           17,022
Capital Appreciation                           1995               10.00              11.66           39,782
                                               1996               11.66              13.32           54,003
                                               1997               13.32              15.14           78,535
                                               1998               15.14              15.82           72,571
                                               1999               15.82              16.62           77,142
                                               2000               16.62              21.56           61,277
                                               2001               21.56              23.34           58,461
Discovery                                      1995               10.00              12.91           24,533
                                               1996               12.91              14.99           39,188
                                               1997               14.99              16.05           78,648
                                               1998               16.05              17.51           91,751
                                               1999               17.51              35.66          109,169
                                               2000               35.66              31.24          112,051
                                               2001               31.24              25.16          103,072
Aggressive Growth                              1995               10.00              12.57            3,057
                                               1996               12.57              12.49            9,915
                                               1997               12.49              13.87           21,702
                                               1998               13.87              14.76           38,333
                                               1999               14.76              15.40           36,760
                                               2000               15.40              11.04           40,338
                                               2001               11.04               7.43           51,052
Core Growth                                    1997               10.00               9.56           12,433
                                               1998                9.56              10.27           23,776
                                               1999               10.27              20.76           27,196
                                               2000               20.76              17.03           37,758
                                               2001               17.03              10.17           31,749
Growth & Income                                1997               10.00              13.48           11,608
                                               1998               13.48              14.24           71,864
                                               1999               14.24              22.80          113,670
                                               2000               22.80              20.63          120,285
                                               2001               20.63              17.71          102,074


FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
S&P 500 Index                                  1997              $10.00             $13.00           26,903
                                               1998               13.00              16.68          112,232
                                               1999               16.68              20.67          177,053
                                               2000               20.67              18.43          189,273
                                               2001               18.43              15.76          182,773
Social Awareness                               1997               10.00              12.40            3,506
                                               1998               12.40               9.49           20,572
                                               1999                9.49              11.02           19,408
                                               2000               11.02               9.48           18,847
                                               2001                9.48               7.51           15,174
Capital Growth                                 2000               10.00              10.36           12,119
                                               2001               10.36               8.73           13,710
High Income Bond                               2000               10.00               9.42            1,149
                                               2001                9.42               9.70            2,250
Equity Income                                  2000               10.00               9.42              477
                                               2001                9.42               8.19              684
Blue Chip                                      2000               10.00              10.33              262
                                               2001               10.33               9.76            1,076
Nasdaq-100 Index                               2000               10.00               6.03              131
                                               2001                6.03               4.01            4,606
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Growth & Income                  2000               10.00               9.87            1,035
                                               2001                9.87               8.83            2,196
Goldman Sachs CORE U.S. Equity                 2000               10.00               9.74            1,307
                                               2001                9.74               8.46            1,864
Goldman Sachs Capital Growth                   1999               10.00              11.17                4
                                               2000               11.17              10.15            1,883
                                               2001               10.15               8.56            3,185
JANUS ADVISER SERIES:
Growth                                         1999               10.00              11.64               87
                                               2000               11.64               9.98           26,949
                                               2001                9.98               7.56           41,550


FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Worldwide Growth                               1999              $10.00             $13.21               39
                                               2000               13.21              11.13           46,591
                                               2001               11.13               8.66           52,002
Balanced                                       1999               10.00              11.01            2,432
                                               2000               11.01              10.63           36,533
                                               2001               10.63               9.98           44,094
LAZARD RETIREMENT SERIES, INC.:
Small Cap                                      1999               10.00              10.53                3
                                               2000               10.53              12.58              709
                                               2001               12.58              14.73            8,224
Emerging Markets                               2000               10.00               8.88              461
                                               2001                8.88               8.31              711
MFS VARIABLE INSURANCE TRUST:
Total Return                                   2001               10.00              10.25              158
STRONG VARIABLE INSURANCE FUNDS, INC.:
Strong Mid Cap Growth II                       1999               10.00              12.91                3
                                               2000               12.91              10.85           12,585
                                               2001               10.85               7.41           15,952
Strong Opportunity II                          2000               10.00              11.73            4,565
                                               2001               11.73              11.15            5,945
Strong Multi Cap Value II                      2000               10.00              10.94              182
                                               2001               10.94              11.24               18
UNIVERSAL INSTITUTIONAL FUNDS, INC.:
U.S. Real Estate                               2000               10.00              12.94              233
                                               2001               12.94              14.02              838
VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:
VIP Contrafund                                 2000               10.00               9.23              317
                                               2001                9.23               7.97            1,061
VIP Mid Cap                                    2000               10.00              11.15              911
                                               2001               11.15              10.61            4,838
VIP Growth                                     2000               10.00               8.46              813
                                               2001                8.46               6.85            4,076
DOW TARGET VARIABLE FUND LLC:


FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Dow Target 10, January                         2001              $10.22             $ 9.73               12
Dow Target 10, February                        2000               10.00              11.19                1
                                               2001               11.19              10.55              254
Dow Target 10, March                           2000               10.00              12.23               99
                                               2001               12.23              11.47               24
Dow Target 10, April                           2000               10.00              11.00               10
                                               2001               11.00              10.63               73
Dow Target 10, May                             2000               10.00              11.52               11
                                               2001               11.52              11.19               32
Dow Target 10, June                            2000               10.00              10.73               25
                                               2001               10.73              10.45               41
Dow Target 10, July                            2000               10.00              11.62               32
                                               2001               11.62              11.08               40
Dow Target 10, August                          2000               10.00              11.02               33
                                               2001               11.02              10.55               49
Dow Target 10, September                       2000               10.00              10.52               36
                                               2001               10.52               9.96               56
Dow Target 10, October                         2000               10.00              11.63               36
                                               2001               11.63              11.29               63
Dow Target 10, November                        2000               10.00               9.42               39
                                               2001                9.42               9.17               64
Dow Target 10, December                        2000               10.00               9.84               34
                                               2001                9.84               9.62               37
Dow Target 5, January                          2000               10.00              11.17              309
                                               2001               11.17              10.66              314
Dow Target 5, February                         2000               10.00              12.04                4
                                               2001               12.04              11.71                7
Dow Target 5, March                            2000               10.00              13.50                6
                                               2001               13.50              12.71                7
Dow Target 5, April                            2000               10.00              12.33                8
                                               2001               12.33              10.87               18
Dow Target 5, May                              2000               10.00              12.78                9
                                               2001               12.78              11.44               14
Dow Target 5, June                             2000               10.00              11.64                9
                                               2001               11.64              10.52               20
Dow Target 5, July                             2000               10.00              11.75                9
                                               2001               11.75              10.98               19
Dow Target 5, August                           2000               10.00              11.78                9
                                               2001               11.78              11.84               18
Dow Target 5, September                        2000               10.00              11.61               11
                                               2001               11.61              11.73               18
Dow Target 5, October                          2000               10.00              12.43                8
                                               2001               12.43              12.66               19


FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Dow Target 5, November                         2000              $10.00             $ 8.52                8
                                               2001                8.52               8.59               21
Dow Target 5, December                         2000               10.00              10.57                5
                                               2001               10.57              10.88                9


FINANCIAL STATEMENTS

The complete financial statements of VAD and Ohio National Life, including the Independent Auditors' Reports for them, may be found in the Statement of Additional Information.

FORM V-4827

                          THE OHIO NATIONAL COMPANIES

OHIO NATIONAL LIFE


Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently, we have assets of approximately $9.4 billion and equity of approximately $800 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242.


OHIO NATIONAL VARIABLE ACCOUNT D

We established VAD on August 1, 1969 as a separate account under Ohio law for the purpose of funding variable annuity contracts. (Until 1993, VAD was used to fund group variable annuity contracts unrelated to the contracts offered in this prospectus. Those unrelated group variable annuity contracts are now funded through another separate account.) Contributions for the contracts are allocated to one or more subaccounts of VAD. However, a participant's account values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAD are, credited to or charged against VAD without regard to our other income, gains or losses. The assets maintained in VAD will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to our meet obligations under the contracts. VAD is registered as a unit investment trust under the Investment Company Act of 1940.

The assets of each subaccount of VAD are invested at net asset value in Fund shares.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the fee table beginning on page 4. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAD. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAD, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance

FORM V-4827
contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAD's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAD at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAD, for which no timely instructions are received, in proportion to the instructions that we do receive for VAD.

The number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. For variable annuities purchased for participants, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for those variable annuities by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                         DISTRIBUTION OF THE CONTRACTS

The contracts are sold by our insurance agents who are also registered representatives of (a) The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, or (b) other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ") another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. Each of ONEQ, ONESCO and the other broker-dealers is registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. We pay ONEQ compensation equal to no more than 5% of contributions. ONEQ then pays part of that amount to ONESCO and the other broker-dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Contributions on which nothing is paid to registered representatives may not be included in amounts on which we pay the fee to ONEQ. If our withdrawal charge is not sufficient to recover the fee paid to ONEQ any deficiency will be made up from general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

WITHDRAWAL CHARGE

There is no deduction from contributions to pay sales expense. We may assess a withdrawal charge if you surrender the contract or withdraw part of its value (except to make plan payments). The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. The withdrawal charge equals a percent of the contract value

FORM V-4827
withdrawn. This percent varies by the number of years from the date the participant's account was established under the contract until the day the withdrawal occurs as follows:

  YEAR OF
WITHDRAWAL    PERCENTAGE
----------    ----------
     1          7%
     2          6%
     3          5%
     4          4%
     5          3%
     6          2%
     7          1%
8 and later     0%

The total of all withdrawal charges together with any distribution expense risk charges made against any participant account will never exceed 9% of the total contributions made to that participant account. (See Deduction for Risk Undertakings, below.) If the trustee of a retirement plan qualifying under
Section 401, 403(b), or 457 of the Code uses values of at least $250,000 from an Ohio National Life individual or group annuity to provide the first purchase payment for a contract offered under this prospectus, this contract will be treated (for purposes of determining the withdrawal charge) as if each existing participant's account funded with any portion of that first purchase payment had been established at the same time as the original annuity (or the same time the individual annuity was issued to the participant) and as if the purchase payments made for the fixed annuity had been made for this contract. This does not apply to participants added after this contract is issued.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period, we deduct an amount presently equal to 0.35% on an annual basis, of the contract value. This deduction reimburses us for administrative expenses. Examples of these expenses are expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that the contract value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1% of the contract value on an annual basis. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.40% for mortality risk, and 0.60% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

The contracts also provide for a distribution expense risk charge of no more than 0.40%. We are not presently deducting that charge.

LIMITATIONS ON DEDUCTIONS

The contracts provide that we may reduce the deductions for administrative expense, mortality and expense risks, and distribution expense risk at any time. Each of these deductions may be increased, not more often than annually, and the total of all these deductions may never exceed 2% per year.

FORM V-4827

TRANSFER FEE

We may charge a transfer fee of $5 for each transfer of a participant's account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is made. We are not currently charging this fee.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

                          DESCRIPTION OF THE CONTRACTS

                                  ACCUMULATION

CONTRIBUTION PROVISIONS

The contracts provide for minimum contributions of $25 per participant. Your plan defines the maximum contributions allowed. You may make contributions at any time but not more often than biweekly. We may agree to modify any of these limits. If the check for your contribution is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

ACCUMULATION UNITS

The contract value is measured by accumulation units. These units are credited to the contract when you make each contribution. (See Crediting Accumulation Units, below). The number of units remains constant between contributions, but their dollar value varies depending upon the investment results of each Fund to which contributions are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send application forms or orders, together with the first contribution, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first contribution to the contract in the form of accumulation units. If all information necessary for processing the contribution is complete, your first contribution will be credited within two business days after receipt. If this cannot be done within five business days, we will return the contribution immediately unless you specifically consent to having us retain the contribution until the necessary information is completed. After that, we will credit the contribution within two business days. You must send any additional contributions directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the contribution by the unit value next computed after we receive the payment at our home office.

ALLOCATION OF CONTRIBUTIONS

You may allocate contributions among up to 10 variable Funds and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future contributions at any time by sending written notice to our home office.

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ACCUMULATION UNIT VALUE AND CONTRACT VALUE

We set the accumulation unit value of each subaccount of VAD at $10 when we allocated the first contributions for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for, the maintenance or operation of that subaccount, (no federal income taxes apply under present law.);

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative expenses and risk undertakings.

SURRENDER AND WITHDRAWAL

You may surrender (totally withdraw the value of) the contract or you may make withdrawals from it. You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The withdrawal charge may apply to these transactions. The withdrawal will be made from your values in each Fund. The amount you may withdraw is the contract value less any withdrawal charge. We will pay you within seven days after we receive your request. However, we may defer payments as described below. Withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a withdrawal, see Federal Tax Status.

If you request a withdrawal that includes contract values derived from contributions that have not yet cleared the banking system, we may delay mailing that portion which relates to such contributions until the check for the contribution has cleared.

The right to withdraw may be suspended or the date of payment postponed:

- for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

- for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

- such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values at any time from one Fund to another. The amount of any such transfer within a participant's account must be at least $500 (or the entire value of the participant's interest in a subaccount, if less).

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


We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund, in our discretion, believe that the Fund might otherwise be damaged. In this case, some requested transfers will not occur. In determining which requests to honor, scheduled transfers (under a dollar cost averaging program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.


Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

ELECTRONIC ACCESS


If you give us a pre-authorization form, contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 8:00 p.m. (Eastern time) on days we are open for business, at 1-800-366-6654, #8 or by accessing our web site at any time at www.ohionational.com. You may only make one telephone, facsimile or electronic (collectively, "electronic") transfer per day.



We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic requests after the annuitant's death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE ITS USE.



We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.


PAYMENT OF PLAN BENEFITS

At the contract owner's request, and upon receipt of due proof of a participant's death, disability, retirement or termination of employment, we will apply that participant's account value to provide a benefit prescribed by the plan. No withdrawal charge will be made in connection with the payment of these plan benefits.

TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), contributions may be excluded from the gross income of state employees for federal tax purposes to the extent that such contributions do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, a participant in the Program may not make a withdrawal until the first of these events occurs.

                               GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed the disclosures regarding it.

FORM V-4827

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate contributions and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.

We guarantee that the guaranteed value of a contract will never be less than:

- the amount of deposits allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals and transfers from the guaranteed values, minus

- any withdrawal charges, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings. (See Deductions and Expenses.) However, in addition to any applicable withdrawal charge, we may assess a liquidation charge as described below.

Contract values credited to the Guaranteed Account are allocated to an investment cell. A cell is a partition of the Guaranteed Account by the time period in which the contract value is credited to the Guaranteed Account (either from a contribution or a transfer into the Guaranteed Account). Earlier cells may be aggregated into a single cell. We credit interest to each cell at a rate declared by us. This rate will not be reduced more than once a year. Amounts withdrawn from or charged against a participant's account decrease the balances in the cells within that participant's account on a last-in first-out basis. Only when the most recently established cell's balance is zero will the next previously established cell's balance be reduced.

We assess a liquidation charge for withdrawals made from a participant's portion of the Guaranteed Account. This is a percent of the balance withdrawn from a cell. The percentage equals ten times x minus y (but never less than 0%), where:

     x is the annual effective interest rate we declare for the cell for new contract contributions as of the date of withdrawal, and

     y is the annual effective interest rate for the cell from which a withdrawal is being made at the time of withdrawal.

The liquidation charge never exceeds the difference between the amount of the participant's contract value allocated to the Guaranteed Account and the participant's minimum Guaranteed Account value. The participant's minimum Guaranteed Account value equals the participant's net purchase payments and transfers allocated to the Guaranteed Account, less withdrawals and transfers from the Guaranteed Account, accumulated at an annual effective interest rate of 3%.

The liquidation charge does not apply when the contract is discontinued because of plan termination. The liquidation charge is not assessed when you discontinue the contract if you elect to receive the balance in the Guaranteed Account in six payments over a five year period. The first payment is made within 30 days of discontinuance, equal to 1/6 of the balance. Later payments are made at the end of each of the next five years equal to 1/6 of the original balance plus interest credited to the date of payment.

FORM V-4827

Not more than 20% of a participant's Guaranteed Account value, as of the beginning of any contract year, may be transferred to one or more variable Funds during that contract year. As provided by state law, we can defer the payment of amounts withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

                                ANNUITY BENEFITS

PURCHASING AN ANNUITY

At the contract owner's written request, we will apply a participant's account value to purchase an annuity. You must specify the purpose, effective date, option, amount and frequency of payments, and the payees (including the annuitant and any contingent annuitant and beneficiary), and give evidence of the annuitant's age. Payments will be made to the annuitant during the annuitant's lifetime. The contracts include our guarantee (except for option
(e), below) that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates no matter how long the annuitant (and any joint annuitant) may live.

Other than in connection with annuity Option (e) described below, once an annuity is purchased, the annuity cannot be surrendered for cash except that, upon the death of the annuitant, the beneficiary may surrender the annuity for the commuted value of any remaining period-certain payments. Surrenders and withdrawals may be made from Option (e) at any time.

ANNUITY OPTIONS

You may elect one or more of the following annuity options upon the purchase of an annuity for a participant (annuitant):

Option (a):   Life Annuity with installment payments for the lifetime of the annuitant (the annuity has no more value after the annuitant's death).

Option (b):   Life Annuity with installment payments guaranteed for five or ten years and then continuing during the remaining lifetime of the annuitant.

Option (c):   Joint & Survivor Life Annuity with installment payments during the lifetime of an annuitant and all or a portion (e.g., 1/2 or 2/3) of the payments continuing during the lifetime of a contingent annuitant.

Option (d):   Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option (e):   Installment Refund Annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuity payments only. (Although the deduction for risk undertakings is taken from annuity unit values, we have no mortality risk during the annuity payout period under this option.)

We may agree to other settlement options.

Unless you direct otherwise, when an annuity is purchased, we will apply the participant's account values to provide annuity payments pro-rata from each Fund in the same proportion as the participant's account values immediately before the purchase of the annuity.

The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option (e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option (e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status, page 20). This could result in your payments being fully taxable to you. Should the IRS so rule, we may have to tax report up to the full value of the annuity as your taxable income.

FORM V-4827

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first payment under a variable annuity, we apply the participant's account value for each Fund in accordance with the contract's purchase rate tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the accumulation value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than a month and a day before participant's first annuity payment.

If the amount that would be applied under an option is less than $5,000, we will pay the participant's account value in a single sum. If the first periodic payment under any option would be less than $50, we may change the frequency of payments so that the first payment is at least $50.

ANNUITY UNITS AND VARIABLE PAYMENTS

After a participant's first annuity payment, later variable annuity payments will vary to reflect the investment performance of the selected Funds. The amount of each payment depends on the participant's number of annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant for any annuity unless the annuitant transfers among Funds.

The annuity unit value for each subaccount was set at $10 for the valuation period when the first variable annuity was calculated for each subaccount. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each later subsequent variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity purchase rate tables contained in the contract are based on a blended 1983(a) Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS AFTER ANNUITY PURCHASE

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 60 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified

FORM V-4827
contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Each six months we will send you a statement showing the number of accumulation units credited to the contract by Fund and the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.


We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.


SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future contributions. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAD.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Group Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to 4:30
p.m. Eastern time).

                                PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable withdrawal charge. The deduction of a withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable withdrawal charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

FORM V-4827

                               FEDERAL TAX STATUS


The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.


We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAD are a part of, and are taxed with, our operations, VAD is not separately taxed as a "regulated investment company" under Subchapter M of the Code.


As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.


If a participant elects to receive his or her accumulated value in a single sum in lieu of annuity payments, any amount received or withdrawn in excess of the "investment in the contract" is normally taxable as ordinary income in the year received. A withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." A withdrawal is treated as a distribution of earnings first and only second as a recovery of the participant's "investment in the contract." Any part of the value of the contract that is assigned or pledged to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.


FORM V-4827

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;


- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity; or



- incident to divorce.


If an election is made not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, the participant may be responsible for payment of estimated tax. The participant may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If the participant fails to provide his or her taxpayer identification number, any payments under the contract will automatically be subject to withholding.


TAX-DEFERRED ANNUITIES


Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. They may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts received under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts received may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless directly rolled over from the tax-deferred annuity to the individual retirement arrangement.


With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.


In the case of hardship, cash distributions may not exceed the amount of contributions. These restrictions do not affect rights to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.


FORM V-4827

QUALIFIED PENSION OR PROFIT-SHARING PLANS


Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Employer or employee payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code.



The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits (before age 59 1/2) or contributions in excess of those permitted by the Code may result in certain penalties under the Code. Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936. If such a distribution is received, the participant may be able to make a "tax-free rollover" of the distribution less his or her "investment in the contract" into another qualified plan in which he or she is a participant or into one of the types of individual retirement arrangements permitted under the Code. A participant's surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.


WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.



FORM V-4827

                  STATEMENT OF ADDITIONAL INFORMATION CONTENTS

Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Yield
Total Return
Financial Statements for VAD and Ohio National Life

FORM V-4827

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT D
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION


                                  May 1, 2002



This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account D ("VAD") group variable annuity contracts dated May 1, 2002. To get a free copy of the VAD prospectus, write or call us at the above address.



                                Table of Contents

      Custodian  . . . . . . . . . . . . . . . . . . . . . . . . . . 2
      Independent Certified Public Accountants . . . . . . . . . . . 2
      Underwriter . . . . . . . . . . . . . . . . . . . . . . . . .  2
      Calculation of Money Market Yield . . . . . . . . . . . . . .  3
      Total Return . . . . . . . . . . . . . . . . . . . . . . . . . 3
      Financial Statements . . . . . . . . . . . . . . . . . . . . . 5











                           GROUP RETIREMENT ADVANTAGE

CUSTODIAN


We have a custody agreement with U.S. Bank, N.A., 425 Walnut Street,
Cincinnati, Ohio 45202, under which U.S. Bank holds custody of VAD's assets. The agreement provides for U.S. Bank to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, U.S. Bank redeems the Fund shares held by VAD at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, U.S. Bank keeps appropriate records of all of VAD's transactions in Fund shares.

The custody agreement requires U.S. Bank to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow U.S. Bank to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAD has been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or U.S. Bank upon sixty days written notice. We pay U.S. Bank a fee for its services as custodian.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


The financial statements of Ohio National Variable Account D and The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Boulevard, Columbus, Ohio 43215.


UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ with respect to contracts issued by VAD, and the amounts retained by ONEQ, for each of the last three years have been:

                              Aggregate              Retained
       Year                  Commissions            Commissions
       ----                  -----------            -----------

       2001                   $222,162                  None
       2000                   $200,627                  None
       1999                   $257,215                  None


CALCULATION OF MONEY MARKET YIELD


The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2001, was 0.31%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, dividing the net change in value by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                           P(1 + T)(exponent n) = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (January 25, 1995). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund.


The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2001 (assuming surrender of the contract then) are as follows:


                                                                                                             Fund
                                              One          Five         Ten      From Fund     Returns    Inception
                                              Year         Years       Years     Inception     in VAD*       Date
                                             ------        -----       -----     ---------     -------    ---------

Ohio National Fund:
Money Market                                  -4.60%         3.26%     3.26%         5.47%       5.47%    03/20/1980
Equity                                       -16.66%         3.14%     7.56%         8.39%       8.41%    01/14/1971
Bond                                          -0.03%         3.91%     5.05%         6.48%       6.47%    11/02/1982
Omni                                         -21.23%        -1.61%     4.41%         6.76%       6.76%    09/10/1984
S&P 500 Index                                -21.49%          N/A        N/A         9.12%       9.53%    01/03/1997
International                                -37.51%        -2.52%       N/A         4.80%       4.81%    05/03/1993
International Small Co                       -37.22%         1.58%       N/A         4.14%       4.26%    03/31/1995
Capital Appreciation                           1.23%       -10.81%       N/A        12.73%      12.74%    04/30/1994
Discovery                                    -26.45%        10.51%       N/A        15.76%      15.77%    04/30/1994
Aggressive Growth                            -39.73%       -10.81%       N/A        -4.50%      -4.31%    03/31/1995
Growth & Income                              -21.00%          N/A        N/A        11.75%      12.13%    01/03/1997
Capital Growth                               -22.75%          N/A        N/A        18.52%      19.22%    05/01/1998
High Income Bond                              -4.12%          N/A        N/A        -2.85%      -1.69%    05/01/1998
Equity Income                                -20.00%          N/A        N/A        -3.31%      -2.14%    05/01/1998
Blue Chip                                    -12.51%          N/A        N/A        -1.12%      -0.01%    05/01/1998
Core Growth                                  -47.31%          N/A        N/A        -0.27%       0.34%    01/03/1997
Nasdaq-100 Index                             -40.56%          N/A        N/A       -47.53%     -42.19%    05/01/2000

Goldman Sachs Variable Insurance Trust
G.S. Growth & Income                         -17.55%          N/A        N/A        -3.42%      -8.07%    01/12/1998
G.S. Core U.S. Equity                        -20.12%          N/A        N/A         0.95%      -2.01%    02/12/1998
G.S. Capital Growth                          -22.61%          N/A        N/A         1.08%       2.13%    04/30/1998

Janus Adviser Series:
Growth                                       -31.26%          N/A        N/A         7.49%     -30.45%    09/13/1993
Worldwide Growth                             -29.13%          N/A        N/A         8.71%     -29.62%    09/13/1993
Balanced                                     -13.12%          N/A        N/A        11.92%      -8.85%    09/13/1993

J.P. Morgan Series Trust II:
Mid Cap Value                                   N/A           N/A        N/A         3.89%       4.92%    09/28/2001
Small Company                                -16.26%         4.14%       N/A        10.16%      -2.40%    01/03/1995

Lazard Retirement Series:
Small Cap                                     10.04%          N/A        N/A         7.14%      12.63%    11/04/1997
Emerging Markets                             -13.35%          N/A        N/A        -8.53%      -8.25%    11/03/1997

MFS Variable Insurance Trust:
Investors Growth Stock                       -32.84%          N/A        N/A       -26.18%       4.18%    05/01/2000
Mid Cap Growth                               -25.73%          N/A        N/A       -17.67%       6.61%    05/01/2000
New Discovery                                -13.52%          N/A        N/A       -12.06%      12.31%    05/01/2000
Total Return                                  -8.32%          N/A        N/A         3.22%       0.48%    05/01/2000

Strong Variable Insurance Funds:
Mid Cap Growth II                            -38.70%        11.17%       N/A        11.17%       5.09%    12/31/1996
Opportunity II                               -11.99%        12.62%       N/A        14.56%       5.79%    05/08/1992

Variable Insurance Products Fund:
VIP Contrafund                               -20.64%         8.19%       N/A        14.19%     -16.13%    01/31/1995
VIP Mid Cap                                  -11.81%          N/A        N/A        21.28%       1.48%    12/31/1998
VIP Growth                                   -25.97%         9.39%    11.55%        11.99%     -23.91%    10/31/1986



*The "Returns in VAD" are the standardized total returns from the time these Funds were added to VAD through December 31, 2001. The Ohio National Fund Capital Growth, High Income Bond, Equity Income and Blue Chip portfolios, The Dow Target Variable, Goldman Sachs Variable, Janus Aspen Series, Lazard Retirement Series, and Strong Variable Insurance Funds were added November 1, 1999. The Nasdaq-100 Index portfolio and VIP funds were added May 1, 2000. The J.P. Morgan Series Trust and MFS Variable Insurance Trust were added November 1, 2001.

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                        Consolidated Financial Statements
                           December 31, 2001 and 2000
                   (With Independent Auditors' Report Thereon)

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP
Columbus, Ohio
February 1, 2002

          THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                           Consolidated Balance Sheets
                           December 31, 2001 and 2000
                  (dollars in thousands, except share amounts)

                                        ASSETS                     2001          2000
                                                                 ----------   ----------
Investments (notes 5, 9 and 10):
  Securities available-for-sale, at fair value:
   Fixed maturities                                              $3,859,531    2,822,205
   Equity securities                                                 59,513       67,864
  Fixed maturities held-to-maturity, at amortized cost              807,141      758,044
  Mortgage loans on real estate, net                              1,065,143    1,178,738
  Real estate, net                                                   36,594        6,888
  Policy loans                                                      178,641      171,158
  Other long-term investments                                        31,489       28,848
  Short-term investments                                              8,698      105,117
                                                                 ----------   ----------
      Total investments                                           6,046,750    5,138,862
Cash                                                                178,362       35,069
Accrued investment income                                            83,441       66,356
Deferred policy acquisition costs                                   476,360      422,978
Reinsurance recoverable (note 15)                                   573,118      120,120
Other assets                                                         55,768       28,955
Assets held in Separate Accounts                                  2,034,394    1,996,489
                                                                 ----------   ----------
      Total assets                                               $9,448,193    7,808,829
                                                                 ==========   ==========
                             LIABILITIES AND EQUITY
Future policy benefits and claims (note 6)                       $5,794,656    4,810,496
Policyholders' dividend accumulations                                59,510       59,716
Other policyholder funds                                             18,328       18,195
Notes payable (net of unamortized discount of $592 in 2001 and
  $635 in 2000) (note 7)                                            134,408       84,365
Federal income taxes (note 8):
  Current                                                            17,246       24,221
  Deferred                                                           31,215       22,055
Other liabilities                                                   581,030      121,810
Liabilities related to Separate Accounts                          2,018,243    1,962,742
                                                                 ----------   ----------
      Total liabilities                                           8,654,636    7,103,600
                                                                 ----------   ----------
Equity (notes 3 and 12):
  Class A common stock, $1 par value. 10,000,000 authorized,
    issued and outstanding                                           10,000       10,000
  Additional paid-in capital                                          3,976        3,976
  Accumulated other comprehensive income                             50,461       27,663
  Retained earnings                                                 729,120      663,590
                                                                 ----------   ----------
      Total equity                                                  793,557      705,229
Commitments and contingencies (notes 10, 14 and 15)
                                                                 ----------   ----------
      Total liabilities and equity                               $9,448,193    7,808,829
                                                                 ==========   ==========



See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                        Consolidated Statements of Income
                  Years ended December 31, 2001, 2000 and 1999
                             (dollars in thousands)

                                                           2001         2000         1999
                                                        ---------    ---------    ---------
Revenues:
  Traditional life insurance premiums                   $ 130,100      136,191      131,279
  Accident and health insurance premiums                   26,036       26,001       25,530
  Annuity premiums and charges                             30,560       46,100       36,931
  Universal life policy charges                            65,006       60,508       57,525
  Net investment income (note 5)                          413,016      402,834      414,147
  Net realized (losses) gains on investments (note 5)     (30,291)      (4,788)      26,484
  Other income                                             26,628       18,702       14,527
                                                        ---------    ---------    ---------
                                                          661,055      685,548      706,423
                                                        ---------    ---------    ---------
Benefits and expenses:
  Benefits and claims                                     412,109      427,533      407,243
  Provision for policyholders' dividends on
   participating policies                                  29,674       26,646       27,582
  Amortization of deferred policy acquisition costs        44,750       26,242       29,124
  Other operating costs and expenses (note 7)              74,691       85,445       92,096
                                                        ---------    ---------    ---------
                                                          561,224      565,866      556,045
                                                        ---------    ---------    ---------
        Income before Federal income taxes                 99,831      119,682      150,378
                                                        ---------    ---------    ---------
Federal income taxes (note 8):
  Current expense                                          35,585       37,159       43,334
  Deferred (benefit) expense                               (1,284)       4,253        7,888
                                                        ---------    ---------    ---------
                                                           34,301       41,412       51,222
                                                        ---------    ---------    ---------
        Net income                                      $  65,530       78,270       99,156
                                                        =========    =========    =========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.
                        Consolidated Statements of Equity
                  Years ended December 31, 2001, 2000 and 1999
                             (dollars in thousands)




                                                                             ACCUMULATED
                                                                  ADDITIONAL    OTHER
                                                       COMMON       PAID-IN COMPREHENSIVE  RETAINED    TOTAL
                                                       STOCK        CAPITAL     INCOME     EARNINGS    EQUITY
                                                      --------    --------  -------------  --------    --------
1999:
  Balance, beginning of year                          $ 10,000        --      107,444     591,164     698,608
  Dividends to parent                                     --          --         --       (50,000)    (50,000)
  Comprehensive income (loss)
    Net income                                            --          --         --        99,156      99,156
    Other comprehensive loss (note 4)                     --          --     (101,199)       --      (101,199)
                                                                                                     --------
  Total comprehensive loss                                                                             (2,043)
                                                      --------    --------   --------    --------    --------
  Balance, end of year                                $ 10,000        --        6,245     640,320     656,565
                                                      ========    ========   ========    ========    ========

2000:
  Balance, beginning of year                          $ 10,000        --        6,245     640,320     656,565
  Dividends to parent                                     --          --         --       (55,000)    (55,000)
  Parent assumption of long term liability (note 11)      --         3,976       --          --         3,976
  Comprehensive income
    Net income                                            --          --         --        78,270      78,270
    Other comprehensive income (note 4)                   --          --       21,418        --        21,418
                                                                                                     --------
  Total comprehensive income                                                                           99,688
                                                      --------    --------   --------    --------    --------
  Balance, end of year                                $ 10,000       3,976     27,663     663,590     705,229
                                                      ========    ========   ========    ========    ========

2001:
  Balance, beginning of year                          $ 10,000       3,976     27,663     663,590     705,229
  Comprehensive income
    Net income                                            --          --         --        65,530      65,530
    Other comprehensive income (note 4)                   --          --       22,798        --        22,798
                                                                                                     --------
  Total comprehensive income                                                                           88,328
                                                      --------    --------   --------    --------    --------
  Balance, end of year                                $ 10,000       3,976     50,461     729,120     793,557
                                                      ========    ========   ========    ========    ========



See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                      Consolidated Statements of Cash Flows
                  Years ended December 31, 2001, 2000 and 1999
                             (dollars in thousands)

                                                                      2001          2000         1999
                                                                 -----------    -----------    -----------

Cash flows from operating activities:
  Net income                                                     $    65,530         78,270         99,156
  Adjustments to reconcile net income to net cash
    provided by operating activities
      Capitalization of deferred policy acquisition costs           (112,655)      (100,036)       (63,521)
      Amortization of deferred policy acquisition costs               44,750         26,242         29,124
      Amortization and depreciation                                   (3,486)          (162)           (75)
      Realized losses (gains) on invested assets, net                 30,291          4,788        (26,484)
      Deferred federal income tax (benefit) expense                   (1,284)         4,253          7,888
      Increase in accrued investment income                          (17,085)           (33)        (1,927)
      Increase in other assets                                      (113,625)        (9,982)       (22,392)
      Net increase (decrease) in Separate Accounts                    17,596        (10,991)        24,770
      Increase in policyholder account balances                       38,226         72,721         56,409
      Decrease in policyholders' dividend
      accumulations and other funds                                      (73)          (946)       (12,185)
      (Decrease) increase in current federal income tax payable       (6,975)        11,387         (8,549)
      Increase (decrease) in other liabilities                       104,053        (26,435)        14,965
      Other, net                                                        (984)        (6,018)        (3,875)
                                                                 -----------    -----------    -----------
        Net cash provided by operating activities                     44,279         43,058         93,304
                                                                 -----------    -----------    -----------

Cash flows from investing activities:
  Proceeds from maturity of fixed maturities available-for-sale       36,000         65,919         18,206
  Proceeds from sale of fixed maturities available-for-sale          584,729        310,311        295,806
  Proceeds from sale of equity securities                                 49          4,345         30,312
  Proceeds from maturity of fixed maturities held-to-maturity         73,514        160,298         86,335
  Proceeds from repayment of mortgage loans on real estate           230,411        163,471        183,514
  Proceeds from sale of real estate                                    1,244          3,388            962
  Cost of fixed maturities available-for-sale acquired            (1,618,325)      (484,818)      (354,722)
  Cost of equity securities acquired                                  (4,234)       (13,317)        (5,001)
  Cost of fixed maturities held-to-maturity acquired                (127,300)       (88,872)      (162,049)
  Cost of mortgage loans on real estate acquired                    (120,072)       (70,517)      (207,587)
  Cost of real estate acquired                                       (28,904)          (136)          (550)
  Change in policy loans, net                                         (7,483)        (9,080)        (4,523)
  Change in other assets, net                                         (1,865)        31,203            140
                                                                 -----------    -----------    -----------
        Net cash provided by (used in) investing activities         (982,236)        72,195       (119,157)
                                                                 -----------    -----------    -----------

Cash flows from financing activities:
  Universal life and investment product account deposits           2,157,191      1,494,447      1,221,353
  Universal life and investment product account withdrawals       (1,222,360)    (1,563,266)    (1,114,675)
  Proceeds from note issuance, net                                    50,000              -              -
  Dividends to shareholder                                                 -        (55,000)       (50,000)
                                                                 -----------    -----------    -----------
        Net cash provided by (used in) financing activities          984,831       (123,819)        56,678
                                                                 -----------    -----------    -----------

Net increase (decrease) in cash and cash equivalents                  46,874         (8,566)        30,825
Cash and cash equivalents, beginning of year                         140,186        148,752        117,927
                                                                 -----------    -----------    -----------
Cash and cash equivalents, end of year                           $   187,060        140,186        148,752
                                                                 ===========    ===========    ===========
Supplemental disclosure:
  Federal income taxes paid                                      $    44,076         25,772         51,773
                                                                 ===========    ===========    ===========
  Interest paid on notes payable                                 $     7,356          7,356          7,356
                                                                 ===========    ===========    ===========





See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


(1)    ORGANIZATION, CONSOLIDATION POLICY AND BUSINESS DESCRIPTION
       The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC and its subsidiaries are collectively referred to as the "Company". All significant intercompany accounts and transactions have been eliminated in consolidation.

       On February 12, 1998, ONLIC's Board of Directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company's policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note (2)(k)), ONLIC became a stock company 100% owned by Ohio National Financial Services, Inc. (ONFS). ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

       ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

       The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

              LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

              CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.


                                        6
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


              INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
       The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

       (a)    VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES
              Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no securities classified as trading.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on non-accrual status. Cash receipts on non-accrual status mortgage loans on real estate are included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

                                        7
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

       Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date, net of associated deferred policy acquisition costs and capital gains expenses. Any capital gains occurring in the Closed Block (see note 2(k)) portfolio are offset by increases in the deferred policyholder obligation for that group of policies. Estimates for valuation allowances and other than temporary declines of the fair value of invested assets are included in net realized gains and losses on investments.

       Dividends are recorded on the ex-dividend date and interest is accrued as earned.

(b)    REVENUES AND BENEFITS
       Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

       Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

       Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policy account balances.

(c)    DEFERRED POLICY ACQUISITION COSTS
       The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For traditional non-participating life insurance products, these deferred acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, deferred policy acquisition costs are being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For investment and universal life products, deferred policy acquisition costs are being amortized with
                                        8
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

       interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance, policy administration and surrender charges. Deferred policy acquisition costs for participating life and universal life business are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale (see note 2(a)).

(d)    SEPARATE ACCOUNTS
       Separate Account assets and liabilities represent contractholders' funds, which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

(e)    FUTURE POLICY BENEFITS
       Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued (see note 6).

       Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants' contributions plus interest credited less applicable contract charges.

(f)    PARTICIPATING BUSINESS
       Participating business represents approximately 18%, 34% and 39% of the Company's ordinary life insurance in force in 2001, 2000 and 1999, respectively. The provision for policyholders' dividends is based on current dividend scales. Effective April 6, 2001, the Company entered into a Succession Rights Agreement with The Canada Life Assurance Company relating to the Company's group life and health insurance. As a result, the percentage of participating business declined.

(g)    REINSURANCE CEDED
       Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.


                                        9
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

(h) FEDERAL INCOME TAXES
       The Company is included as part of the consolidated federal income tax return of its ultimate parent, ONMH. The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

(i) CASH EQUIVALENTS
       For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

(j) USE OF ESTIMATES
       In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

       The estimates susceptible to significant change are those used in determining the amortization of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, those used in determining valuation allowances for deferred tax assets, mortgage loans on real estate, and real estate, and those used in determining other than temporary declines in fair value of invested assets. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

(k) CLOSED BLOCK
       The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on Closed Block policies from its general funds.



                                       10
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


The financial information of the Closed Block is consolidated with all other operating activities and while prepared on a GAAP basis, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information of the Closed Block is as follows as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001 follows:



                                                              2001         2000
                                                             --------    -------

Closed Block assets:
  Fixed maturity securities available-for-sale, at fair
    value (amortized cost of $295,858 and $270,377,
    as of December 31, 2001 and 2000, respectively)          $301,584    273,995
Fixed maturity securities held-to-maturity, at
  amortized cost                                               74,868     78,285
Mortgage loans on real estate, net                             80,263     86,742
Policy loans                                                  121,060    118,967
Short-term investments                                         12,958      9,459
Accrued investment income                                       6,782      6,255
Deferred policy acquisition costs                              85,921     89,288
Reinsurance recoverable                                         2,304      2,310
Other assets                                                    2,507      2,900
                                                             --------    -------
                                                             $688,247    668,201
                                                             ========    =======

Closed Block liabilities:
  Future policy benefits and claims                          $730,110    719,420
  Policyholders' dividend accumulations                        18,020     17,008
  Other policyowner funds                                       4,063      4,124
  Deferred tax liability                                        2,004      1,266
                                                             --------    -------
                                                             $754,197    741,818
                                                             ========    =======




                                       11
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


                                                         2001       2000       1999
                                                       --------    --------    --------
Closed Block revenues and expenses:
   Traditional life insurance premiums                 $ 67,513      71,331      74,269
   Net investment income                                 50,037      44,142      44,230
   Net realized (losses) gains on investments            (1,871)        866          33
   Benefits and claims                                  (67,108)    (76,671)    (71,806)
   Provision for policyholders' dividends on
   participating policies                               (27,172)    (25,421)    (26,608)
   Amortization of deferred policy acquisition costs     (5,409)     (2,820)     (4,433)
   Other operating costs and expenses                    (5,447)     (5,013)     (5,174)
                                                       --------    --------    --------

       Income before Federal income taxes              $ 10,543       6,414      10,511
                                                       ========    ========    ========



(l)    RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
       In June 2001, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 141 ("SFAS 141"), "Business Combinations" and SFAS No. 142, "Goodwill and Other Intangible Assets." SFAS 141 mandates the purchase method of accounting be used for all business combinations initiated after June 30, 2001, and establishes specific criteria for the recognition of intangible assets separately from goodwill. SFAS 142 addresses the accounting for goodwill and intangible assets subsequent to an acquisition. The Company is required to adopt SFAS 142 on January 1, 2002. The Company does not expect the adoption of SFAS 142 to have a material impact on its financial results.

       In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133, as amended by SFAS 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133," and SFAS 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," was effective for the Company as of January 1, 2001.

       SFAS 133, as amended, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

       The Company adopted SFAS 133 as of January 1, 2001. The impact of adoption was not material to the consolidated financial position of the Company.

(m)    RECLASSIFICATIONS
       Certain amounts in the 2000 and 1999 consolidated financial statements have been reclassified to conform to the 2001 presentation.



                                       12
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

(3)    BASIS OF PRESENTATION
       The accompanying consolidated financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC and ONLAC, filed with the Department, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners
       (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC and ONLAC have no material permitted statutory accounting practices.

       The statutory basis net income and capital and surplus of ONLIC and ONLAC, after intercompany eliminations was $(39), $36,679 and $91,163 for the years ended December 31, 2001, 2000 and 1999, respectively, and $464,035 and $388,523 as of December 31, 2001 and 2000, respectively.

       The NAIC completed a project to codify statutory accounting principles (Codification), and issued a new NAIC Accounting practices and Procedures Manual, which was effective January 1, 2001 for ONLIC and ONLAC. The significant change for ONLIC and ONLAC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification. The total impact of adopting codification to statutory basis capital and surplus were increases of $20,786 and $6,959 for ONLIC and ONLAC, respectively.

(4)    OTHER COMPREHENSIVE INCOME
       Other Comprehensive Income includes net income as well as certain items that are reported directly within the separate components of shareholder's equity that bypass net income. The related before and after federal tax amounts for the years ended December 31, 2001, 2000 and 1999 were as follows:


                                                                        2001       2000        1999
                                                                     --------    --------    --------
Unrealized gains (losses) on securities available-for-sale arising during the period:
    Net of adjustment to deferred policy acquisition costs           $ 23,561      25,388    (127,982)
    Related federal tax (expense) benefit                              (5,753)     (5,672)     46,151
                                                                     --------    --------    --------

        Net                                                            17,808      19,716     (81,831)
                                                                     --------    --------    --------

Less:
  Reclassification adjustment for net (losses) gains on securities available-for-sale realized during the period:
    Gross                                                              (7,677)     (2,618)     29,798
    Related federal tax benefit (expense)                               2,687         916     (10,430)
                                                                     --------    --------    --------

        Net                                                            (4,990)     (1,702)     19,368
                                                                     --------    --------    --------

        Total other comprehensive income (loss)                      $ 22,798      21,418    (101,199)
                                                                     ========    ========    ========



                                       13
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
         (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                        Notes to Consolidated Financial Statements
                            December 31, 2001, 2000 and 1999
                                   (dollars in thousands)


(5)    INVESTMENTS
       An analysis of investment income and realized gains (losses) by investment type follows for the years ended December 31:


                                                                                                   REALIZED GAINS (LOSSES) ON
                                                                     INVESTMENT INCOME                    INVESTMENTS
                                                          -----------------------------------    ---------------------------------
                                                              2001         2000        1999       2001         2000          1999
                                                          ---------      -------      -------    -------       ------       ------
GROSS INVESTMENT INCOME
Securities available-for-sale:
   Fixed maturities                                       $ 247,547      219,632      215,996    (11,428)      (1,820)      (1,184)
   Equity securities                                          1,699        5,634        3,495    (13,604)         475       16,830
Fixed maturities held-to-maturity                            63,557       67,136       66,735     (4,557)         (31)       2,760
Mortgage loans on real estate                                91,918      101,037      109,256     (1,772)      (7,015)         314
Real estate                                                   2,065        1,351        1,371       (300)         245         (252)
Policy loans                                                 12,128       11,068       10,988       --           --           --
Other                                                         3,553        4,611       17,782       --           (327)       9,481
Short-term                                                    3,903        6,312        4,133       --           --           --
                                                          ---------      -------      -------    -------       ------       ------
      Total gross investment income                         426,370      416,781      429,756    (31,848)      (8,473)      27,949
                                                                                                 -------       ------       ------
Investment expenses                                         (13,354)     (13,947)     (15,609)      --           --           --
Gains attributable to Closed Block                                                                  --           (866)      (1,191)
DAC amortization due to realized gains
   (losses)                                                                                        1,770         --           (218)
Change in valuation allowances for
   mortgage loans on real estate                                                                    (213)       4,551          (56)
                                                          ---------      -------      -------    -------       ------       ------
                                                                                                   1,557        3,685       (1,465)
                                                                                                 -------       ------       ------
      Net investment income                               $ 413,016      402,834      414,147
                                                          =========      =======      =======

      Net realized gains (losses) on
      investments                                                                               $ (30,291)      (4,788)      26,484
                                                                                                =========       ======       ======

                                       14
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows:


                                                                  DECEMBER 31, 2001
                                                ---------------------------------------------------
                                                             GROSS          GROSS
                                                AMORTIZED   UNREALIZED    UNREALIZED    ESTIMATED
                                                  COST        GAINS         LOSSES      FAIR VALUE
                                               ----------   ----------    ----------    ----------
SECURITIES AVAILABLE-FOR-SALE
  Fixed maturities:
    U.S. Treasury securities and obligations
     of U.S. government corporations and
     agencies                                  $   95,680        9,353          --         105,033
    Obligations of states and political
     subdivisions                                  84,640        7,118           (28)       91,730
    Debt securities issued by foreign
     governments                                    8,078        1,355          --           9,433
    Corporate securities                        2,588,978      100,004       (84,304)    2,604,678
    Mortgage-backed securities                  1,005,825       50,995        (8,163)    1,048,657
                                               ----------   ----------    ----------    ----------
      Total fixed maturities                   $3,783,201      168,825       (92,495)    3,859,531
                                               ==========   ==========    ==========    ==========

  Equity securities                            $   32,420       31,149        (4,056)       59,513
                                               ==========   ==========    ==========    ==========

FIXED MATURITY SECURITIES HELD-TO-MATURITY
  Obligations of states and political
   subdivisions                                $   13,228          682        (4,415)        9,495
  Corporate securities                            767,848       58,174        (5,173)      820,849
  Mortgage-backed securities                       26,065        1,699           (85)       27,679
                                               ----------   ----------    ----------    ----------
                                               $  807,141       60,555        (9,673)      858,023
                                               ==========   ==========    ==========    ==========

                                       15
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


                                                                    DECEMBER 31, 2000
                                               ----------------------------------------------------
                                                              GROSS         GROSS
                                                 AMORTIZED  UNREALIZED    UNREALIZED    ESTIMATED
                                                   COST       GAINS         LOSSES     FAIR VALUE
                                               ----------   ----------    ----------    ----------
SECURITIES AVAILABLE-FOR-SALE
  Fixed maturities:
    U.S. Treasury securities and obligations
     of U.S. government corporations and
     agencies                                  $  101,895        9,072          --         110,967
    Obligations of states and political
     subdivisions                                  85,485        5,807           (16)       91,276
    Debt securities issued by foreign
     governments                                    8,078        1,190          --           9,268
    Corporate securities                        1,746,549       63,143       (72,869)    1,736,823
    Mortgage-backed securities                    850,153       24,663          (945)      873,871
                                               ----------   ----------    ----------    ----------
      Total fixed maturities                   $2,792,160      103,875       (73,830)    2,822,205
                                               ==========   ==========    ==========    ==========

  Equity securities                            $   45,805       34,085       (12,026)       67,864
                                               ==========   ==========    ==========    ==========

FIXED MATURITY SECURITIES HELD-TO-MATURITY
  Obligations of states and political
   subdivisions                                $   16,761          512           (36)       17,237
  Corporate securities                            722,043       36,717        (3,971)      754,789
  Mortgage-backed securities                       19,240          885          (472)       19,653
                                               ----------   ----------    ----------    ----------
                                               $  758,044       38,114        (4,479)      791,679
                                               ==========   ==========    ==========    ==========

                                       16
                                                                    (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


                                                          2001          2000
                                                        ---------     ---------
Gross unrealized gain                                   $ 103,423        52,104
Unrealized gains related to Closed Block                   (5,726)       (3,618)
Adjustment to deferred policy acquisition costs           (25,241)       (8,948)
Deferred Federal income tax                               (24,315)      (11,875)
                                                        ---------     ---------

                                                        $  48,141        27,663
                                                        =========     =========


An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


                                                  2001       2000       1999
                                                --------     ------    --------
Securities available-for-sale:
  Fixed maturities                              $ 46,285     70,744    (228,410)
  Equity securities                                5,034    (13,946)    (12,407)
Fixed maturity securities held-to-maturity        17,247     29,350     (75,646)


The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 2001, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are allocated based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2001.



                                                       FIXED MATURITY SECURITIES
                                          -------------------------------------------------
                                           AVAILABLE-FOR-SALE             HELD-TO-MATURITY
                                          ----------------------      --------------------
                                          AMORTIZED    ESTIMATED      AMORTIZED    ESTIMATED
                                             COST      FAIR VALUE       COST      FAIR VALUE
                                         ----------    ---------      -------      -------
Due in one year or less                  $   77,472       78,047       16,707       16,894
Due after one year through five years       530,764      538,818      228,601      237,911
Due after five years through ten years      954,065      974,121      348,928      374,568
Due after ten years                       2,220,900    2,268,545      212,905      228,650
                                         ----------    ---------      -------      -------
                                         $3,783,201    3,859,531      807,141      858,023
                                         ==========    =========      =======      =======

Proceeds from the sale of securities available-for-sale (excluding calls) during 2001, 2000 and 1999 were $595,198, $284,001 and $158,661, respectively. Gross gains of $4,008 ($758 in 2000 and $293 in 1999) and gross losses of $15,617
($8,038 in 2000 and $4,131 in 1999) were realized on those sales.


                                       17
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

       Investments with an amortized cost of $12,708 and $12,698 as of December 31, 2001 and 2000, respectively, were on deposit with various regulatory agencies as required by law.

       Real estate is presented at cost less accumulated depreciation of $2,736 in 2001 ($2,032 in 2000) and valuation allowances of $0 in 2001 and 2000.

       The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There was one foreclosure of a mortgage loan in 2001 and one foreclosure in 2000.

(6)    FUTURE POLICY BENEFITS AND CLAIMS
       The liability for future policy benefits for universal life insurance policies and investment contracts (approximately 79% and 76% of the total liability for future policy benefits as of December 31, 2001 and 2000, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 6.3%, 6.1% and 6.4% for the years ended December 31, 2001, 2000 and 1999, respectively.

       The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:


                  YEAR OF ISSUE                 INTEREST RATE
               -------------------              --------------
               2001, 2000 and 1999                      4.0%
               1998 and prior                    2.25 - 6.0%


       Withdrawals:
       Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

       Mortality:
       Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

(7)    NOTES PAYABLE
       On September 28, 2001 the Company issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021. On July 11, 1994, the Company issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, the Company issued $50,000, 8.5% surplus notes, due May 15, 2026. Concurrent with the issue of the notes on May 21, 1996, $15,000 of the notes issued on July 11, 1994 were retired.

       Total interest expense, including amounts paid to ONFS, was $8,372 for the year ended December 31, 2001 and $7,434 for the years ended December 31, 2000 and 1999, respectively.

       The notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.


                                       18
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


(8)    FEDERAL INCOME TAX
       Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The pre-tax balance of the PSA is approximately $5,257 as of December 31, 2001 and 2000, respectively.

       Total Federal income tax expense for the years ended December 31, 2001, 2000 and 1999 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:


                                           2001               2000                1999
                                   -----------------   ----------------    -------------------
                                     AMOUNT     %        AMOUNT      %       AMOUNT     %
                                   --------    ----    --------    ----    --------    ----
Computed (expected) tax expense    $ 34,941    35.0    $ 41,889    35.0    $ 52,632    35.0
Differential earnings                  --      --          --      --        (3,896)   (2.6)
Dividends received deduction and
   tax exempt interest                 (700)   (0.7)     (2,165)   (1.8)     (1,492)   (1.0)
Other, net                               60     0.1       1,688     1.4       3,978     2.6
                                   --------    ----    --------    ----    --------    ----
       Total expense and
       effective rate              $ 34,301    34.4    $ 41,412    34.6    $ 51,222    34.0
                                   ========    ====    ========    ====    ========    ====


Included in other, net in 1999 are non-deductible expenses related to the reorganization to a mutual holding company structure.


                                       19
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2001 and 2000 relate to the following:

                                                                   2001        2000
                                                                ---------    ---------
Deferred tax assets:
  Pension and benefit obligations                               $  20,184       19,171
  Future policy benefits                                          310,100      123,397
  Mortgage loans on real estate                                     2,304        1,805
  Other                                                            24,528       17,346
                                                                ---------    ---------
      Total gross deferred tax assets                             357,116      161,719
                                                                ---------    ---------
Deferred tax liabilities:
  Fixed maturity securities available-for-sale                     26,720       10,495
  Deferred policy acquisition costs                               115,385      110,831
  Other fixed maturities, equity securities and other long-term
   investments                                                      8,433        4,047
  Reinsurance recoverable                                         225,146       42,042
  Other                                                            12,647       16,359
                                                                ---------    ---------
      Total gross deferred tax liabilities                        388,331      183,774
                                                                ---------    ---------
      Net deferred tax liability                                $ (31,215)     (22,055)
                                                                =========    =========

       The Company has determined that a deferred tax asset valuation allowance was not needed as of December 31, 2001 and 2000. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers primarily the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment and believes it is more likely than not the Company will realize the benefits of the deductible differences remaining as of December 31, 2001.

(9)    DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS
       SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS
       107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.



                                       20
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


The following methods and assumptions were used by the Company in estimating its fair value disclosures:

CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS - The carrying amount reported in the consolidated balance sheets for these instruments approximate their fair value.

INVESTMENT SECURITIES - Fair value for equity securities and fixed maturity securities generally represent quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of investments.

SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract values in the Separate Account portfolios.

MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

DEFERRED AND IMMEDIATE ANNUITY AND INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

NOTES PAYABLE - The fair value for the notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments.

POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.



                                       21
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

The carrying amount and estimated fair value of financial instruments subject to SFAS 107 disclosure requirements were as follows as of December 31:


                                                         2001                   2000
                                             -----------------------    -----------------------
                                              CARRYING    ESTIMATED     CARRYING      ESTIMATED
                                               AMOUNT     FAIR VALUE     AMOUNT      FAIR VALUE
                                             ----------    ---------    ---------    ---------
ASSETS:
  Investments:
    Securities available-for-sale:
      Fixed maturities                       $3,859,531    3,859,531    2,822,205    2,822,205
      Equity securities                          59,513       59,513       67,864       67,864
    Fixed maturities held-to-maturity           807,141      858,023      758,044      791,679
    Mortgage loans on real estate             1,065,143    1,113,632    1,178,738    1,209,425
    Policy loans                                178,641      178,641      171,158      171,158
    Short-term investments                        8,698        8,698      105,117      105,117
  Cash                                          178,362      178,362       35,069       35,069
  Assets held in Separate Accounts            2,034,394    2,034,394    1,996,489    1,996,489

LIABILITIES:
  Guaranteed investment contracts               840,129      864,865      965,996      961,940
  Individual deferred annuity contracts       2,207,569    2,198,405    1,171,188    1,168,001
  Other annuity contracts                       973,719      988,633      845,188      837,059
  Policyholders' dividend accumulations
   and other policyholder funds                  77,838       77,838       77,911       77,911
  Notes payable                                 134,408      141,439       84,365       84,227
  Liabilities related to Separate Accounts    2,018,243    2,018,243    1,962,742    1,962,742



(10)    ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE
       (a)    FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
              The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds and venture capital partnerships of approximately $44,263 and $39,752 as of December 31, 2001 and 2000, respectively. These commitments involve to varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits and monitoring procedures.



                                       22
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


(b)    SIGNIFICANT CONCENTRATIONS OF CREDIT RISK
       Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 10% of the total loan portfolio as of December 31, 2001. The summary below depicts loan exposure of remaining principal balances by type as of December 31, 2001 and 2000:


                                                        2001           2000
                                                     -----------    -----------
Mortgage assets by type:
  Retail                                             $   333,798        348,940
  Office                                                 268,289        315,705
  Apartment                                              236,809        284,713
  Industrial                                             131,227        133,710
  Other                                                  100,389        100,826
                                                     -----------    -----------
                                                       1,070,512      1,183,894
        Less valuation allowances                         (5,369)        (5,156)
                                                     -----------    -----------

        Total mortgage loans on real estate, net     $ 1,065,143      1,178,738
                                                     ===========    ===========



(11)   PENSIONS AND OTHER POSTRETIREMENT BENEFITS
       The Company sponsors a fully funded pension plan covering all home office employees hired prior to January 1, 1998. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years. The Company also sponsors unfunded pension plans covering certain home office employees where benefits exceed Code 401(a)(17) and Code 415 limits and covering general agents. The general agents plan provides benefits based on years of service and average compensation during the final five and ten years of service.

       The Company currently offers eligible retirees the opportunity to participate in a health and group life plan. The Company has two post-retirement benefit plans (other benefits), one is offered to home office employees, the other is offered to career agents.

       HOME OFFICE POST-RETIREMENT BENEFITS PLAN

       The Company provides a declining service schedule. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the age and years of service requirements. The plan states that an employee becomes eligible as follows: age 55 with 20 years of credited service at retirement, age 56 with 18 years of service, age 57 with 16 years of service grading to age 64 with 2 years of service. The health plan is contributory with retirees contributing approximately 45% of premium for coverage.



                                       23
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


AGENTS POST-RETIREMENT BENEFITS PLAN

Only career agents with contracts effective prior to January 1, 1996 may become eligible for these benefits provided that the agent is at least age 55 and has 15 years of credited service at retirement. The health plan is contributory, with retirees contributing approximately 47% of medical costs.

Information regarding the funded status of the pension plans as a whole and other benefits as a whole as of December 31, 2001 and 2000 is as follows:

                                              PENSION BENEFITS         OTHER BENEFITS
                                            --------------------    --------------------
                                              2001        2000         2001       2000
                                            --------    --------    --------    --------
CHANGE IN BENEFIT OBLIGATION:
  Benefit obligation at beginning of year   $ 40,407      45,542       6,557       6,068
  Service cost                                 1,771       2,061         361         267
  Interest cost                                3,402       3,524         762         464
  Actuarial loss (gain)                        3,036        (934)      2,934        --
  Benefits paid                               (1,839)     (9,696)       (348)       (242)
                                            --------    --------    --------    --------
      Benefit obligation at end of year     $ 46,777      40,497      10,266       6,557
                                            ========    ========    ========    ========

CHANGE IN PLAN ASSETS:
  Fair value of assets at beginning of year $ 28,793      35,529        --          --
  Actual return on plan assets                (3,595)     (4,561)       --          --
  Employer contribution                        1,129        --          --          --
  Benefits paid                                 (810)     (2,175)       --          --
                                            --------    --------    --------    --------
      Fair value of assets at end of year   $ 25,517      28,793        --          --
                                            ========    ========    ========    ========

CALCULATION OF FUNDED STATUS:
  Funded status                             $(21,260)    (11,704)    (10,266)     (6,557)
  Unrecognized actuarial loss (gain)          11,642       2,469       1,240      (1,558)
  Unrecognized prior service cost               (881)       (881)     (5,236)     (5,742)
                                            --------    --------    --------    --------
      Net amount recognized                 $(10,499)    (10,239)    (14,262)    (13,857)
                                            ========    ========    ========    ========




                                       24
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


The following table shows the portions of the above values, in aggregate, attributable to the pension plans whose accumulated benefit obligation exceeds plan assets:


                                                       PENSION BENEFITS
                                             ----------------------------------
                                               2001          2000         1999
                                             --------       ------       ------
Projected benefit obligation                 $ 17,288       14,397       19,941
Accumulated benefit obligation                 13,081       11,154       15,981
Assets                                           --           --           --
Minimum liability                              13,081       11,154       15,981
Accrued pension cost                          (11,631)     (10,023)     (15,584)
Unrecognized transition obligation              1,410        1,645        2,329


Effective December 31, 2000, the Company transferred the obligations of two of its unfunded retirement plans to ONFS. These plans are non-qualified, defined benefit plans. In addition to the liabilities transferred, those employees covered by these plans became employees of ONFS effective December 31, 2000. The expenses related to these plans prior to the transfer are reflected in the Company's 2000 and 1999 consolidated statements of income.

Weighted average assumptions used in calculating the funded status and net periodic benefit cost of the pension plans and other benefits were as follows:


                                            PENSION BENEFITS       OTHER BENEFITS
                                            ----------------       --------------
                                            2001       2000       2001      2000
                                            ----       ----       ----      ----
Discount rate                               6.45%      6.80%      7.25%     7.65%
Expected return on plan assets             10.50%     10.50%      --        --
Rate of compensation increase               5.10%      5.00%      --        --

For measurement purposes, an ultimate annual rate of increase in the per capita cost of covered health care benefits of 5% was assumed for 2001 and thereafter.


                                       25
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

Components of net periodic benefit cost for the pension plans and other benefits for the years ended December 31, 2001, 2000 and 1999 were as follows:


                                             PENSION BENEFITS                  OTHER BENEFITS
                                     -----------------------------       ---------------------------
                                      2001        2000       1999        2001       2000       1999
                                     -------      -----      -----       ----       ----        ---
Service cost                         $ 1,771      2,061      2,634        361        267        255
Interest cost                          3,402      3,524      3,411        762        464        398
Expected return on plan assets        (2,918)    (3,553)    (2,404)      --         --         --
Amortization of prior service cost      (123)       (67)       (67)      (505)      (505)      (505)
Recognized actuarial loss (gain)         374     (1,119)       549        136       (122)       (67)
                                     -------        ---      -----        ---        ---         --
Net periodic benefit cost            $ 2,506        846      4,123        754        104         81
                                     =======        ===      =====        ===        ===         ==


      The health care cost trend rate assumption has a significant effect on the amounts reported for the health care plan. A one percentage point increase in the assumed health care cost trend rate would increase the accumulated postretirement benefit obligation as of December 31, 2001 and 2000 by $395 and $312, respectively, and the net periodic postretirement benefit cost for the years ended December 31, 2001, 2000 and 1999 by $16, $17 and $17, respectively.

      The Company also maintains a qualified contributory defined contribution profit sharing plan covering substantially all employees. Company contributions to the profit sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense reported for contributions to the plan for 2001, 2000 and 1999 were $2,256, $2,000 and $1,917, respectively.

      Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this plan was $279, $241 and $45 in 2001, 2000 and 1999, respectively.

      The Company's qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS's employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(12) REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS ONLIC and ONLAC exceed the minimum risk-based capital (RBC) requirements as established by the NAIC as of December 31, 2001. Also, the impact of adoption of Codification by ONLIC and ONLAC as of January 1, 2001 (see note 3) did not have a material impact on their respective RBC levels.

      The Company has designated a portion of retained earnings for separate account contingencies and investment guarantees totaling $1,647 as of December 31, 2001 and 2000, respectively.



                                       26
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)



       The payment of dividends by the Company to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of the Department is limited to the greater of the net income of the preceding calendar year or 10% of unassigned statutory surplus as of the preceding December 31. The Company paid no dividends to ONFS in 2001. The Company paid dividends of approximately $55,000 and $50,000 to ONFS in 2000 and 1999, respectively. Dividends of approximately $31,800 may be paid in 2002 without prior approval.

       The payment of dividends by ONLAC to the Company is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of the Department is limited to the greater of the net income of the preceding calendar year or 10% of assigned statutory surplus as of the preceding December 31. Therefore, dividends of approximately $10,677 may be paid in 2002 without prior approval of the Director of the Department. ONLAC paid $24,000 in 2001 (none in 2000 and 1999).

(13)   BANK LINE OF CREDIT
       As of December 31, 2001 and 2000, ONLIC had a $10,000 unsecured line of credit, which was not utilized during 2001 and 2000.

(14)   CONTINGENCIES
       The Company and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

(15)   REINSURANCE
       The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 16%, 15% and 12% of gross earned life and accident and health premiums during 2001, 2000 and 1999, respectively. In 2001, the Company entered into a coinsurance agreement to facilitate additional sales of fixed annuity products. The effect of this agreement is that the Company retains approximately 1/3 of the financial benefits and risks of certain fixed annuities issued. As these are deposit type products, there is no impact on reported premiums. However, the large increase in reinsurance recoverables in 2001 is primarily a result of this new agreement.



                                       27
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

(16)   SEGMENT INFORMATION
       The Company conducts its business in three operating segments: individual life insurance, pension and annuities, and other insurance. Individual life insurance includes whole life, universal life, variable universal life and term life. All products within this segment share similar distribution systems and some degree of mortality (loss of life) risk. Pension and annuities include fixed and variable deferred and immediate annuities issued to individuals as well as guaranteed investment and accumulated deposit contracts issued to groups. The products in this segment are primarily designed for asset accumulation and generation of investment returns. Other insurance includes individual disability insurance along with group life and disability insurance. These lines are viewed as "complementary" lines that allow us to provide a broad portfolio of products to enhance sales in our two primary operating segments. In addition to our operating segments, certain assets not specifically allocated to support any product line, along with various corporate expenses and liabilities, are assigned to the corporate segment. All revenue, expense, asset and liability amounts are allocated to one of the four segments. As such, the sum of the financial information from these segments equals the information for the Company as a whole.

       The Company entered into a Succession Rights Agreement with The Canada Life Assurance Company effective April 6, 2001 relating to the Company's group life and health insurance. The amount shown in "Other income" for the other insurance segment is the earned portion of the proceeds generated by this agreement. Approximately $1,165 of additional proceeds remain unearned and are expected to be recognized in earnings in 2002 as all final obligations of the agreement are met.




                                                         FOR THE YEAR ENDED OR AS OF DECEMBER 31, 2001
                                              ----------------------------------------------------------------
                                              INDIVIDUAL    PENSION
                                                 LIFE          AND         OTHER
                                              INSURANCE     ANNUITIES     INSURANCE     CORPORATE       TOTAL
                                              ----------   ----------    ----------    ----------    ---------
Revenues:
  Traditional life insurance premiums         $  109,065         --         21,035          --         130,100
  Accident and health insurance premiums            --           --         26,036          --          26,036
  Annuity premiums and charges                      --         30,560         --            --          30,560
  Universal life policy charges                   65,006         --           --            --          65,006
  Net investment income                          134,543      265,194        9,820         3,459       413,016
  Net realized losses on investments                --           --           --         (30,291)      (30,291)
  Other income                                       551       18,711        7,280            86        26,628
                                              ----------   ----------    ----------    ----------    ---------

                                                 309,165      314,465        64,171       (26,746)     661,055
                                              ----------   ----------    ----------    ----------    ---------

Benefits and expenses:
  Benefits and claims                            172,870      211,046       28,193          --         412,109
  Provision for policyholders' dividends on
   participating policies                         29,651           13           10          --          29,674
  Operating expenses                              62,600       38,156       13,184         5,501       119,441
                                              ----------   ----------    ----------    ----------    ---------

                                                 265,121      249,215        41,387         5,501      561,224

  Income (loss) before Federal income taxes   $   44,044       65,250       22,784       (32,247)       99,831
                                              ==========   ==========    ==========    ==========    =========

Total assets as of December 31, 2001          $2,565,823    6,204,589      233,647       444,136     9,448,193
                                              ==========   ==========   ==========    ==========    ==========

                                       28
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

                                                         FOR THE YEAR ENDED OR AS OF DECEMBER 31, 2000
                                               ---------------------------------------------------------------
                                               INDIVIDUAL   PENSION
                                                  LIFE        AND        OTHER
                                               INSURANCE   ANNUITIES    INSURANCE    CORPORATE        TOTAL
                                              ----------   ----------   ----------   ----------    ----------
Revenues:
  Traditional life insurance premiums         $  105,171         --         31,020         --         136,191
  Accident and health insurance premiums            --           --         26,001         --          26,001
  Annuity premiums and charges                      --         46,100         --           --          46,100
  Universal life policy charges                   60,508         --           --           --          60,508
  Net investment income                          124,385      258,834        8,918       10,697       402,834
  Net realized losses on investments                --           --           --         (4,788)       (4,788)
  Other income                                       131       10,971         --          7,600        18,702
                                              ----------   ----------   ----------   ----------    ----------
                                                 290,195      315,905       65,939       13,509       685,548
                                              ----------   ----------   ----------   ----------    ----------

Benefits and expenses:
  Benefits and claims                            164,690      215,896       46,947         --         427,533
  Provision for policyholders' dividends on
   participating policies                         26,623           18            5         --          26,646
  Operating expenses                              44,939       34,144       14,476       18,128       111,687
                                              ----------   ----------   ----------   ----------    ----------

                                                 236,252      250,058       61,428       18,128       565,866

  Income (loss) before Federal income taxes   $   53,943       65,847        4,511       (4,619)      119,682
                                              ==========   ==========   ==========   ==========    ==========

Total assets as of December 31, 2000          $2,225,182    5,086,540      177,419      319,688     7,808,829
                                              ==========   ==========   ==========   ==========    ==========

                                       29
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


                                                         FOR THE YEAR ENDED OR AS OF DECEMBER 31, 1999
                                              --------------------------------------------------------------
                                              INDIVIDUAL    PENSION
                                                LIFE          AND         OTHER
                                              INSURANCE     ANNUITIES   INSURANCE     CORPORATE      TOTAL
                                              ----------   ----------   ----------   ----------   ----------
Revenues:
  Traditional life insurance premiums         $  101,019         --         30,260         --        131,279
  Accident and health insurance premiums            --           --         25,530         --         25,530
  Annuity premiums and charges                      --         36,931         --           --         36,931
  Universal life policy charges                   66,189         --           --           --         57,525
  Net investment income                          118,147      265,808        8,756       21,436      414,147
  Net realized losses on investments                --           --           --         26,484       26,484
  Other income                                       172       14,355         --           --         14,527
                                              ----------   ----------   ----------   ----------   ----------
                                                 285,527      317,094       64,546       47,920      706,423
                                              ----------   ----------   ----------   ----------   ----------

Benefits and expenses:
  Benefits and claims                            160,284      206,575       49,048         --        407,243
  Provision for policyholders' dividends on
   participating policies                         27,563           19         --           --         27,582
  Operating expenses                              46,148       46,743       14,102       14,227      121,220
                                              ----------   ----------   ----------   ----------   ----------
                                                 233,995      253,337       63,150       14,227      556,045

  Income before Federal income taxes          $   51,532       63,757        1,396       33,693      150,378
                                              ==========   ==========   ==========   ==========   ==========

Total assets as of December 31, 1999          $2,145,787    4,913,534      159,131      299,933    7,518,385
                                              ==========   ==========   ==========   ==========   ==========

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 2001

                                                                    MONEY
                                                   EQUITY           MARKET          BOND           OMNI        INTERNATIONAL
                                                 SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                -------------     ----------     ----------     ----------     -------------
Assets -- Investments at market value (note
2)............................................   $1,962,974        $924,796       $323,018      $1,302,410      $1,238,176
                                                 ==========        ========       ========      ==========      ==========
Contract owners' equity
  Contracts in accumulation period (note 3)...   $1,962,974        $924,796       $323,018      $1,302,410      $1,238,176
                                                 ==========        ========       ========      ==========      ==========

                                                   CAPITAL
                                                APPRECIATION        SMALL CAP
                                                 SUBACCOUNT        SUBACCOUNT
                                                -------------     -------------
Assets -- Investments at market value (note
2)............................................   $1,364,329        $2,593,565
                                                 ==========        ==========
Contract owners' equity
  Contracts in accumulation period (note 3)...   $1,364,329        $2,593,565
                                                 ==========        ==========

                                                INTERNATIONAL
                                                    SMALL         AGGRESSIVE        CORE         GROWTH &         S&P 500
                                                   COMPANY          GROWTH         GROWTH         INCOME           INDEX
                                                 SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                -------------     ----------     ----------     ----------     -------------
Assets -- Investments at market value (note
2)............................................   $  225,600        $379,220       $322,732      $1,807,877      $2,879,919
                                                 ==========        ========       ========      ==========      ==========
Contract owners' equity
  Contracts in accumulation period (note 3)...   $  225,600        $379,220       $322,732      $1,807,877      $2,879,919
                                                 ==========        ========       ========      ==========      ==========


                                                   SOCIAL             BLUE
                                                  AWARENESS           CHIP
                                                 SUBACCOUNT        SUBACCOUNT
                                                -------------     -------------
Assets -- Investments at market value (note
2)............................................   $  113,898        $   10,500
                                                 ==========        ==========
Contract owners' equity
  Contracts in accumulation period (note 3)...   $  113,898        $   10,500
                                                 ==========        ==========

                                                                     HIGH
                                                   EQUITY           INCOME        CAPITAL         NASDAQ       DOW TARGET 10
                                                   INCOME            BOND          GROWTH          100            JANUARY
                                                 SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                -------------     ----------     ----------     ----------     -------------
Assets -- Investments at market value (note
2)............................................   $    5,606        $ 21,819       $119,663      $   18,470      $      112
                                                 ==========        ========       ========      ==========      ==========
Contract owners' equity
  Contracts in accumulation period (note 3)...   $    5,606        $ 21,819       $119,663      $   18,470      $      112
                                                 ==========        ========       ========      ==========      ==========


                                                DOW TARGET 10     DOW TARGET 10
                                                  FEBRUARY            MARCH
                                                 SUBACCOUNT        SUBACCOUNT
                                                -------------     -------------
Assets -- Investments at market value (note
2)............................................   $    2,676        $      279
                                                 ==========        ==========
Contract owners' equity
  Contracts in accumulation period (note 3)...   $    2,676        $      279
                                                 ==========        ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 2001

                                         DOW TARGET 10     DOW TARGET 10     DOW TARGET 10     DOW TARGET 10     DOW TARGET 10
                                             APRIL              MAY              JUNE              JULY             AUGUST
                                          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                         -------------     -------------     -------------     -------------     -------------
Assets -- Investments at market value
(note 2)...............................      $778              $354             $  427             $448              $519
                                             ====              ====             ======             ====              ====
Contract owners' equity
  Contracts in accumulation period
     (note 3)..........................      $778              $354             $  427             $448              $519
                                             ====              ====             ======             ====              ====

                                         DOW TARGET 10     DOW TARGET 10
                                           SEPTEMBER          OCTOBER
                                          SUBACCOUNT        SUBACCOUNT
                                         -------------     -------------
Assets -- Investments at market value
(note 2)...............................      $556              $708
                                             ====              ====
Contract owners' equity
  Contracts in accumulation period
     (note 3)..........................      $556              $708
                                             ====              ====

                                         DOW TARGET 10     DOW TARGET 10     DOW TARGET 5      DOW TARGET 5      DOW TARGET 5
                                           NOVEMBER          DECEMBER           JANUARY          FEBRUARY            MARCH
                                          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                         -------------     -------------     -------------     -------------     -------------
Assets -- Investments at market value
(note 2)...............................      $583              $356             $3,346             $ 88              $ 92
                                             ====              ====             ======             ====              ====
Contract owners' equity
  Contracts in accumulation period
     (note 3)..........................      $583              $356             $3,346             $ 88              $ 92
                                             ====              ====             ======             ====              ====

                                         DOW TARGET 5      DOW TARGET 5
                                             APRIL              MAY
                                          SUBACCOUNT        SUBACCOUNT
                                         -------------     -------------
Assets -- Investments at market value
(note 2)...............................      $197              $158
                                             ====              ====
Contract owners' equity
  Contracts in accumulation period
     (note 3)..........................      $197              $158
                                             ====              ====

                                         DOW TARGET 5      DOW TARGET 5      DOW TARGET 5      DOW TARGET 5      DOW TARGET 5
                                             JUNE              JULY             AUGUST           SEPTEMBER          OCTOBER
                                          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                         -------------     -------------     -------------     -------------     -------------
Assets -- Investments at market value
(note 2)...............................      $214              $210             $  209             $206              $247
                                             ====              ====             ======             ====              ====
Contract owners' equity
  Contracts in accumulation period
     (note 3)..........................      $214              $210             $  209             $206              $247
                                             ====              ====             ======             ====              ====

                                         DOW TARGET 5      DOW TARGET 5
                                           NOVEMBER          DECEMBER
                                          SUBACCOUNT        SUBACCOUNT
                                         -------------     -------------
Assets -- Investments at market value
(note 2)...............................      $182              $103
                                             ====              ====
Contract owners' equity
  Contracts in accumulation period
     (note 3)..........................      $182              $103
                                             ====              ====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 2001

                                                                     JANUS ADVISOR SERIES
                                                          ------------------------------------------
                                                                          WORLDWIDE
                                                             GROWTH         GROWTH        BALANCED
                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                          ------------   ------------   ------------
Assets -- Investments at market value (note 2)..........    $314,078       $450,518       $440,036
                                                            ========       ========       ========
Contract owners' equity
  Contracts in accumulation period (note 3).............    $314,078       $450,518       $440,036
                                                            ========       ========       ========

                                                                STRONG VARIABLE ANNUITY FUNDS
                                                          ------------------------------------------
                                                          OPPORTUNITY     MULTI CAP       MID-CAP
                                                               II          VALUE II      GROWTH II
                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                          ------------   ------------   ------------
Assets -- Investments at market value (note 2)..........    $66,267         $  200        $118,208
                                                            =======         ======        ========
Contract owners' equity
  Contracts in accumulation period (note 3).............    $66,267         $  200        $118,208
                                                            =======         ======        ========

                                                                                                          MORGAN
                                                                        GOLDMAN SACHS                    STANLEY
                                                          ------------------------------------------   ------------
                                                           VIT GROWTH      VIT CORE     VIT CAPITAL      US REAL
                                                            & INCOME      US EQUITY        GROWTH         ESTATE
                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                          ------------   ------------   ------------   ------------
Assets -- Investments at market value (note 2)..........    $ 19,397       $ 15,776       $ 27,268       $11,752
                                                            ========       ========       ========       =======
Contract owners' equity
  Contracts in accumulation period (note 3).............    $ 19,397       $ 15,776       $ 27,268       $11,752
                                                            ========       ========       ========       =======


                                                               LAZARD RETIREMENT
                                                          ---------------------------
                                                            EMERGING        SMALL
                                                             MARKET          CAP
                                                           SUBACCOUNT     SUBACCOUNT
                                                          ------------   ------------
Assets -- Investments at market value (note 2)..........     $5,914        $121,099
                                                             ======        ========
Contract owners' equity
  Contracts in accumulation period (note 3).............     $5,914        $121,099
                                                             ======        ========

                                                                                                           MFS
                                                                                                        INVESTMENT
                                                                     FIDELITY INVESTMENTS               MANAGEMENT
                                                          ------------------------------------------   ------------
                                                          VIP SERVICE    VIP SERVICE    VIP SERVICE
                                                              CL 2           CL 2           CL 2          TOTAL
                                                          MID CAP III     CONTRA II        GROWTH         RETURN
                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                          ------------   ------------   ------------   ------------
Assets -- Investments at market value (note 2)..........    $ 51,350       $  8,454       $ 27,933       $ 1,621
                                                            ========       ========       ========       =======
Contract owners' equity
  Contracts in accumulation period (note 3).............    $ 51,350       $  8,454       $ 27,933       $ 1,621
                                                            ========       ========       ========       =======


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                           EQUITY                 MONEY MARKET                  BOND
                                                         SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                                  -------------------------   ---------------------   -------------------------
                                                    2001           2000         2001         2000       2001           2000
                                                  ---------     -----------   --------     --------   ---------     -----------
Investment activity:
  Reinvested dividends..........................  $   6,326     $   121,231   $ 44,761     $ 58,766   $  36,058     $    37,965
  Risk & administrative expense (note 4)........    (29,529)        (31,429)   (16,290)     (12,810)     (8,378)         (7,378)
                                                  ---------     -----------   --------     --------   ---------     -----------
       Net investment activity..................    (23,203)         89,802     28,471       45,956      27,680          30,587
                                                  ---------     -----------   --------     --------   ---------     -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................          0           8,043          0            0           0               0
     Realized gain (loss).......................   (133,543)       (146,154)     2,648         (815)     (5,866)         (4,094)
     Unrealized gain (loss).....................    (63,774)       (143,981)         0            0      18,970          (2,533)
                                                  ---------     -----------   --------     --------   ---------     -----------
       Net gain (loss) on investments...........   (197,317)       (282,092)     2,648         (815)     13,104          (6,627)
                                                  ---------     -----------   --------     --------   ---------     -----------
          Net increase (decrease) in contract
            owners' equity from operations......  $(220,520)    $  (192,290)  $ 31,119     $ 45,141   $  40,784     $    23,960
                                                  =========     ===========   ========     ========   =========     ===========

                                                           OMNI
                                                        SUBACCOUNT
                                                  -----------------------
                                                    2001          2000
                                                  ---------     ---------
Investment activity:
  Reinvested dividends..........................  $  28,755     $  24,249
  Risk & administrative expense (note 4)........    (20,687)      (28,381)
                                                  ---------     ---------
       Net investment activity..................      8,068        (4,132)
                                                  ---------     ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................          0       321,231
     Realized gain (loss).......................   (180,723)       54,776
     Unrealized gain (loss).....................    (70,289)     (696,675)
                                                  ---------     ---------
       Net gain (loss) on investments...........   (251,012)     (320,668)
                                                  ---------     ---------
          Net increase (decrease) in contract
            owners' equity from operations......  $(242,944)    $(324,800)
                                                  =========     =========

                                                        INTERNATIONAL         CAPITAL APPRECIATION           SMALL CAP
                                                         SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                                  -------------------------   ---------------------   ------------------------
                                                    2001           2000         2001         2000       2001           2000
                                                  ---------     -----------   --------     --------   ---------     ----------
Investment activity:
  Reinvested dividends..........................  $       0     $   362,412   $  7,495     $155,373   $       0     $  289,290
  Risk & administrative expense (note 4)........    (19,172)        (26,604)   (20,259)     (15,742)    (39,136)       (56,982)
                                                  ---------     -----------   --------     --------   ---------     ----------
       Net investment activity..................    (19,172)        335,808    (12,764)     139,631     (39,136)       232,308
                                                  ---------     -----------   --------     --------   ---------     ----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................          0         138,881    136,298        1,246           0        487,048
     Realized gain (loss).......................    (81,611)         68,767     28,727      (22,312)   (241,153)       257,479
     Unrealized gain (loss).....................   (429,929)     (1,035,775)   (41,721)     177,533    (412,989)    (1,457,465)
                                                  ---------     -----------   --------     --------   ---------     ----------
       Net gain (loss) on investments...........   (511,540)       (828,127)   123,304      156,467    (654,142)      (712,938)
                                                  ---------     -----------   --------     --------   ---------     ----------
          Net increase (decrease) in contract
            owners' equity from operations......  $(530,712)    $  (492,319)  $110,540     $296,098   $(693,278)    $ (480,630)
                                                  =========     ===========   ========     ========   =========     ==========

                                                    INTERNATIONAL SMALL
                                                          COMPANY
                                                        SUBACCOUNT
                                                  -----------------------
                                                    2001          2000
                                                  ---------     ---------
Investment activity:
  Reinvested dividends..........................  $       0     $       0
  Risk & administrative expense (note 4)........     (3,923)       (5,854)
                                                  ---------     ---------
       Net investment activity..................     (3,923)       (5,854)
                                                  ---------     ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................          0        21,365
     Realized gain (loss).......................    (37,115)        5,987
     Unrealized gain (loss).....................    (67,263)     (203,966)
                                                  ---------     ---------
       Net gain (loss) on investments...........   (104,378)     (176,614)
                                                  ---------     ---------
          Net increase (decrease) in contract
            owners' equity from operations......  $(108,301)    $(182,468)
                                                  =========     =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                    AGGRESSIVE GROWTH           CORE GROWTH             GROWTH & INCOME
                                                       SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                                  ---------------------   -----------------------   -----------------------
                                                    2001        2000         2001         2000         2001         2000
                                                  ---------   ---------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends..........................  $   4,393   $       0   $       0    $  72,604    $  29,996    $ 268,120
  Risk & administrative expense (note 4)........     (4,984)     (7,154)     (6,096)      (9,697)     (31,461)     (35,687)
                                                  ---------   ---------   ---------    ---------    ---------    ---------
       Net investment activity..................       (591)     (7,154)     (6,096)      62,907       (1,465)     232,433
                                                  ---------   ---------   ---------    ---------    ---------    ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................          0           0       4,090       35,780        1,795       73,957
     Realized gain (loss).......................    (44,971)      4,004    (227,528)      43,347     (151,481)      84,382
     Unrealized loss............................    (99,465)   (163,612)    (14,482)    (312,592)    (206,128)    (645,396)
                                                  ---------   ---------   ---------    ---------    ---------    ---------
       Net loss on investments..................   (144,436)   (159,608)   (237,920)    (233,465)    (355,814)    (487,057)
                                                  ---------   ---------   ---------    ---------    ---------    ---------
          Net decrease in contract owners'
            equity from operations..............  $(145,027)  $(166,762)  $(244,016)   $(170,558)   $(357,279)   $(254,624)
                                                  =========   =========   =========    =========    =========    =========

                                                        S&P 500 INDEX
                                                          SUBACCOUNT
                                                  --------------------------
                                                     2001          2000
                                                  ----------   -------------
Investment activity:
  Reinvested dividends..........................  $  67,504      $ 114,287
  Risk & administrative expense (note 4)........    (44,613)       (49,040)
                                                  ---------      ---------
       Net investment activity..................     22,891         65,247
                                                  ---------      ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................          0         29,235
     Realized gain (loss).......................   (149,300)        45,195
     Unrealized loss............................   (403,533)      (561,979)
                                                  ---------      ---------
       Net loss on investments..................   (552,833)      (487,549)
                                                  ---------      ---------
          Net decrease in contract owners'
            equity from operations..............  $(529,942)     $(422,302)
                                                  =========      =========

                                                    SOCIAL AWARENESS             BLUE CHIP               EQUITY INCOME
                                                       SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                                  ---------------------   -----------------------   -----------------------
                                                    2001        2000         2001       2000(a)        2001       2000(a)
                                                  ---------   ---------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends..........................  $       0   $       0   $     132    $      11    $      76    $      56
  Risk & administrative expense (note 4)........     (1,994)     (2,792)       (266)         (18)         (68)         (46)
                                                  ---------   ---------   ---------    ---------    ---------    ---------
       Net investment activity..................     (1,994)     (2,792)       (134)          (7)           8           10
                                                  ---------   ---------   ---------    ---------    ---------    ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................          0           0           0            1            0            0
     Realized gain (loss).......................    (22,302)      3,360        (212)          31         (245)         131
     Unrealized gain (loss).....................    (10,777)    (28,837)       (271)         100         (369)        (210)
                                                  ---------   ---------   ---------    ---------    ---------    ---------
       Net gain (loss) on investments...........    (33,079)    (25,477)       (483)         132         (614)         (79)
                                                  ---------   ---------   ---------    ---------    ---------    ---------
          Net increase (decrease) in contract
            owners' equity from operations......  $ (35,073)  $ (28,269)  $    (617)   $     125    $    (606)   $     (69)
                                                  =========   =========   =========    =========    =========    =========

                                                       HIGH INCOME BOND
                                                          SUBACCOUNT
                                                  --------------------------
                                                     2001         2000(a)
                                                  ----------   -------------
Investment activity:
  Reinvested dividends..........................  $   2,035      $     573
  Risk & administrative expense (note 4)........       (210)           (94)
                                                  ---------      ---------
       Net investment activity..................      1,825            479
                                                  ---------      ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................          0              0
     Realized gain (loss).......................       (126)            (9)
     Unrealized gain (loss).....................     (1,357)        (1,111)
                                                  ---------      ---------
       Net gain (loss) on investments...........     (1,483)        (1,120)
                                                  ---------      ---------
          Net increase (decrease) in contract
            owners' equity from operations......  $     342      $    (641)
                                                  =========      =========

---------------
(a) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                                                           DOW TARGET 10
                                                                                                           ------------
                                                     CAPITAL GROWTH                  NASDAQ 100              JANUARY
                                                       SUBACCOUNT                    SUBACCOUNT             SUBACCOUNT
                                               ---------------------------   ---------------------------   ------------
                                                   2001         2000(a)          2001         2000(c)        2001(b)
                                               ------------   ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends.......................    $      0       $      0       $     0         $   0           $  6
  Risk & administrative expense (note 4).....      (1,671)        (1,276)         (111)           (2)            (5)
                                                 --------       --------       -------         -----           ----
       Net investment activity...............      (1,671)        (1,276)         (111)           (2)             1
                                                 --------       --------       -------         -----           ----
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains................           0             53             0             0              0
     Realized gain (loss)....................     (22,956)          (478)         (103)          (10)            10
     Unrealized gain (loss)..................       4,881        (60,356)       (1,484)         (193)            (5)
                                                 --------       --------       -------         -----           ----
       Net gain (loss) on investments........     (18,075)       (60,781)       (1,587)         (203)             5
                                                 --------       --------       -------         -----           ----
          Net increase (decrease) in contract
            owners' equity from operations...    $(19,746)      $(62,057)      $(1,698)        $(205)          $  6
                                                 ========       ========       =======         =====           ====

                                                    DOW TARGET 10
                                               ---------------------------
                                                        FEBRUARY
                                                       SUBACCOUNT
                                               ---------------------------
                                                   2001         2000(b)
                                               ------------   ------------
Investment activity:
  Reinvested dividends.......................     $  54           $  0
  Risk & administrative expense (note 4).....       (37)             0
                                                  -----           ----
       Net investment activity...............        17              0
                                                  -----           ----
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains................         0              0
     Realized gain (loss)....................         4              0
     Unrealized gain (loss)..................      (209)             2
                                                  -----           ----
       Net gain (loss) on investments........      (205)             2
                                                  -----           ----
          Net increase (decrease) in contract
            owners' equity from operations...     $(188)          $  2
                                                  =====           ====

                                                                            DOW TARGET 10
                                               ------------------------------------------------------------------------
                                                          MARCH                         APRIL                  MAY
                                                       SUBACCOUNT                    SUBACCOUNT             SUBACCOUNT
                                               ---------------------------   ---------------------------   ------------
                                                   2001         2000(b)          2001         2000(b)          2001
                                               ------------   ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends.......................    $     15       $     21       $    18         $   1           $ 10
  Risk & administrative expense (note 4).....         (15)           (11)          (14)            0             (7)
                                                 --------       --------       -------         -----           ----
       Net investment activity...............           0             10             4             1              3
                                                 --------       --------       -------         -----           ----
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains................           0              0             0             0              0
     Realized gain (loss)....................         (31)             3            83            (4)           (44)
     Unrealized gain (loss)..................        (181)           198           (47)           13            (41)
                                                 --------       --------       -------         -----           ----
       Net gain (loss) on investments........        (212)           201            36             9            (85)
                                                 --------       --------       -------         -----           ----
          Net increase (decrease) in contract
            owners' equity from operations...    $   (212)      $    211       $    40         $  10           $(82)
                                                 ========       ========       =======         =====           ====

                                                             DOW TARGET 10
                                               ------------------------------------------
                                                   MAY                   JUNE
                                                SUBACCOUNT            SUBACCOUNT
                                               ------------   ---------------------------
                                                 2000(b)          2001         2000(b)
                                               ------------   ------------   ------------
Investment activity:
  Reinvested dividends.......................     $   2           $  8           $ 4
  Risk & administrative expense (note 4).....         0             (6)           (2)
                                                  -----           ----           ---
       Net investment activity...............         2              2             2
                                                  -----           ----           ---
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains................         0              0             0
     Realized gain (loss)....................        (1)           (10)           (3)
     Unrealized gain (loss)..................        15            (35)           23
                                                  -----           ----           ---
       Net gain (loss) on investments........        14            (45)           20
                                                  -----           ----           ---
          Net increase (decrease) in contract
            owners' equity from operations...     $  16           $(43)          $22
                                                  =====           ====           ===

---------------

(a) Period from November 1, 1999, date of commencement of operations.

(b) See note 3 for inception date.

(c) Period from May 1, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                            DOW TARGET 10
                                               ------------------------------------------------------------------------
                                                          JULY                         AUGUST               SEPTEMBER
                                                       SUBACCOUNT                    SUBACCOUNT             SUBACCOUNT
                                               ---------------------------   ---------------------------   ------------
                                                   2001         2000(b)          2001         2000(b)          2001
                                               ------------   ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends.......................      $ 11           $ 3            $ 11           $ 2           $   9
  Risk & administrative expense (note 4).....        (9)           (2)             (7)           (2)             (7)
                                                   ----           ---            ----           ---           -----
       Net investment activity...............         2             1               4             0               2
                                                   ----           ---            ----           ---           -----
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains................         0             0               0             0               0
     Realized gain (loss)....................       (16)            1             (22)            2               1
     Unrealized gain (loss)..................       (59)           45             (38)           11             (20)
                                                   ----           ---            ----           ---           -----
       Net gain (loss) on investments........       (75)           46             (60)           13             (19)
                                                   ----           ---            ----           ---           -----
          Net increase (decrease) in contract
            owners' equity from operations...      $(73)          $47            $(56)          $13           $ (17)
                                                   ====           ===            ====           ===           =====

                                                             DOW TARGET 10
                                               ------------------------------------------
                                                SEPTEMBER               OCTOBER
                                                SUBACCOUNT            SUBACCOUNT
                                               ------------   ---------------------------
                                                 2000(b)          2001         2000(b)
                                               ------------   ------------   ------------
Investment activity:
  Reinvested dividends.......................      $  2           $  9           $ 1
  Risk & administrative expense (note 4).....        (1)            (7)           (1)
                                                   ----           ----           ---
       Net investment activity...............         1              2             0
                                                   ----           ----           ---
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains................         0              0             0
     Realized gain (loss)....................         0             50             0
     Unrealized gain (loss)..................        25             (7)           63
                                                   ----           ----           ---
       Net gain (loss) on investments........        25             43            63
                                                   ----           ----           ---
          Net increase (decrease) in contract
            owners' equity from operations...      $ 26           $ 45           $63
                                                   ====           ====           ===

                                                                     DOW TARGET 10                         DOW TARGET 5
                                               ---------------------------------------------------------   ------------
                                                        NOVEMBER                      DECEMBER               JANUARY
                                                       SUBACCOUNT                    SUBACCOUNT             SUBACCOUNT
                                               ---------------------------   ---------------------------   ------------
                                                   2001         2000(b)          2001         2000(b)          2001
                                               ------------   ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends.......................      $  7           $ 1            $  4           $ 1           $  67
  Risk & administrative expense (note 4).....        (5)            0              (4)            0             (48)
                                                   ----           ---            ----           ---           -----
       Net investment activity...............         2             1               0             1              19
                                                   ----           ---            ----           ---           -----
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains................         0             0               0             0             115
     Realized gain (loss)....................        13             0              (1)            0              17
     Unrealized gain (loss)..................        (8)           27              (7)            6            (314)
                                                   ----           ---            ----           ---           -----
       Net gain (loss) on investments........         5            27              (8)            6            (182)
                                                   ----           ---            ----           ---           -----
          Net increase (decrease) in contract
            owners' equity from operations...      $  7           $28            $ (8)          $ 7           $(163)
                                                   ====           ===            ====           ===           =====

                                                            DOW TARGET 5
                                               ------------------------------------------
                                                 JANUARY               FEBRUARY
                                                SUBACCOUNT            SUBACCOUNT
                                               ------------   ---------------------------
                                                 2000(b)          2001         2000(b)
                                               ------------   ------------   ------------
Investment activity:
  Reinvested dividends.......................      $ 89           $  3           $ 1
  Risk & administrative expense (note 4).....       (29)            (2)            0
                                                   ----           ----           ---
       Net investment activity...............        60              1             1
                                                   ----           ----           ---
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains................         0             14             0
     Realized gain (loss)....................      (229)            (2)           (2)
     Unrealized gain (loss)..................       802            (16)           11
                                                   ----           ----           ---
       Net gain (loss) on investments........       573             (4)            9
                                                   ----           ----           ---
          Net increase (decrease) in contract
            owners' equity from operations...      $633           $ (3)          $10
                                                   ====           ====           ===

---------------
(b) See note 3 for inception date.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                                 DOW TARGET 5
                                              -----------------------------------------------------------------------------------
                                                   MARCH                 APRIL                   MAY                   JUNE
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                              ----------------      ----------------      -----------------      ----------------
                                              2001     2000(b)      2001     2000(b)      2001      2000(b)      2001     2000(b)
                                              ----     -------      ----     -------      -----     -------      ----     -------
Investment activity:
  Reinvested dividends......................  $  1       $ 2        $  4       $ 2        $  12       $ 2        $  2       $ 1
  Risk & administrative expense (note 4)....     0         0          (3)        0           (8)        0          (2)        0
                                              ----       ---        ----       ---        -----       ---        ----       ---
       Net investment activity..............     1         2           1         2            4         2           0         1
                                              ----       ---        ----       ---        -----       ---        ----       ---
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...............    25         0          66         0           52         0          29         0
     Realized gain (loss)...................     0         1         (34)       (1)        (217)       (1)         (2)        0
     Unrealized gain (loss).................   (34)       17         (69)       18          (60)       21         (57)       14
                                              ----       ---        ----       ---        -----       ---        ----       ---
       Net gain (loss) on investments.......    (9)       18         (37)       17         (225)       20         (30)       14
                                              ----       ---        ----       ---        -----       ---        ----       ---
          Net increase (decrease) in
            contract owners' equity from
            operations......................  $ (8)      $20        $(36)      $19        $(221)      $22        $(30)      $15
                                              ====       ===        ====       ===        =====       ===        ====       ===

                                                                                 DOW TARGET 5
                                              -----------------------------------------------------------------------------------
                                                    JULY                 AUGUST               SEPTEMBER              OCTOBER
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                              ----------------      ----------------      -----------------      ----------------
                                              2001     2000(b)      2001     2000(b)      2001      2000(b)      2001     2000(b)
                                              ----     -------      ----     -------      -----     -------      ----     -------
Investment activity:
  Reinvested dividends......................  $  3       $ 1        $  4       $ 1        $   2       $ 1        $  3       $ 0
  Risk & administrative expense (note 4)....    (2)        0          (2)        0           (2)        0          (1)        0
                                              ----       ---        ----       ---        -----       ---        ----       ---
       Net investment activity..............     1         1           2         1            0         1           2         0
                                              ----       ---        ----       ---        -----       ---        ----       ---
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...............    33         0          10         0            0         0           0         0
     Realized gain (loss)...................   (19)        0          (1)        0            5         0          17        (1)
     Unrealized gain (loss).................   (51)       14         (23)       10           (1)       15           5        16
                                              ----       ---        ----       ---        -----       ---        ----       ---
       Net gain (loss) on investments.......   (37)       14         (14)       10            4        15          22        15
                                              ----       ---        ----       ---        -----       ---        ----       ---
          Net increase (decrease) in
            contract owners' equity from
            operations......................  $(36)      $15        $(12)      $11        $   4       $16        $ 24       $15
                                              ====       ===        ====       ===        =====       ===        ====       ===

---------------

(b) See note 3 for inception date.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                  DOW TARGET 5                        JANUS ADVISER SERIES
                                                 -----------------------------------------------      ---------------------
                                                       NOVEMBER                   DECEMBER                   GROWTH
                                                      SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                                 ---------------------      --------------------      ---------------------
                                                   2001       2000(b)         2001       2000(b)        2001         2000
                                                 --------     --------      --------     -------      --------     --------
Investment activity:
  Reinvested dividends.........................  $      1     $      0      $      1     $     0      $      0     $  4,304
  Risk & administrative expense (note 4).......        (1)           0             0           0        (4,405)      (2,324)
                                                 --------     --------      --------     -------      --------     --------
       Net investment activity.................         0            0             1           0        (4,405)       1,980
                                                 --------     --------      --------     -------      --------     --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..................         0            0             5           1             0       11,203
     Realized gain (loss)......................         2            0             1           0       (36,257)       1,086
     Unrealized gain (loss)....................         3            5            (5)          0       (49,678)     (59,585)
                                                 --------     --------      --------     -------      --------     --------
       Net gain (loss) on investments..........         5            5             1           1       (85,935)     (47,296)
                                                 --------     --------      --------     -------      --------     --------
          Net increase (decrease) in contract
            owners' equity from operations.....  $      5     $      5      $      2     $     1      $(90,340)    $(45,316)
                                                 ========     ========      ========     =======      ========     ========

                                                  JANUS ADVISER SERIES
                                                 -----------------------
                                                    WORLDWIDE GROWTH
                                                       SUBACCOUNT
                                                 -----------------------
                                                   2001          2000
                                                 ---------     ---------
Investment activity:
  Reinvested dividends.........................  $     675     $  10,287
  Risk & administrative expense (note 4).......     (6,718)       (5,327)
                                                 ---------     ---------
       Net investment activity.................     (6,043)        4,960
                                                 ---------     ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..................          0        30,041
     Realized gain (loss)......................    (61,078)       (1,503)
     Unrealized gain (loss)....................    (59,431)     (166,150)
                                                 ---------     ---------
       Net gain (loss) on investments..........   (120,509)     (137,612)
                                                 ---------     ---------
          Net increase (decrease) in contract
            owners' equity from operations.....  $(126,552)    $(132,652)
                                                 =========     =========

                                                 JANUS ADVISER SERIES                STRONG VARIABLE ANNUITY FUNDS
                                                 ---------------------      -----------------------------------------------
                                                       BALANCED                OPPORTUNITY II          MULTI CAP VALUE II
                                                      SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                                 ---------------------      --------------------      ---------------------
                                                   2001         2000          2001       2000(a)        2001       2000(a)
                                                 --------     --------      --------     -------      --------     --------
Investment activity:
  Reinvested dividends.........................  $  9,627     $ 16,441      $    246     $   119      $      0     $      8
  Risk & administrative expense (note 4).......    (5,995)      (3,738)         (805)       (597)          (18)          (6)
                                                 --------     --------      --------     -------      --------     --------
       Net investment activity.................     3,632       12,703          (559)       (478)          (18)           2
                                                 --------     --------      --------     -------      --------     --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..................         0       17,544        10,236       6,375             0            0
     Realized gain (loss)......................   (18,203)       1,766          (801)        471            75           13
     Unrealized gain (loss)....................   (12,188)     (45,551)      (11,376)     (4,077)          (49)          54
                                                 --------     --------      --------     -------      --------     --------
       Net gain (loss) on investments..........   (30,391)     (26,241)       (1,941)      2,769            26           67
                                                 --------     --------      --------     -------      --------     --------
          Net increase (decrease) in contract
            owners' equity from operations.....  $(26,759)    $(13,538)     $ (2,500)    $ 2,291      $      8     $     69
                                                 ========     ========      ========     =======      ========     ========

                                                 STRONG VARIABLE ANNUITY FUNDS
                                                 -----------------------
                                                    MID-CAP GROWTH II
                                                       SUBACCOUNT
                                                 -----------------------
                                                   2001         2000(a)
                                                 ---------     ---------
Investment activity:
  Reinvested dividends.........................  $       0     $       0
  Risk & administrative expense (note 4).......     (1,914)       (1,583)
                                                 ---------     ---------
       Net investment activity.................     (1,914)       (1,583)
                                                 ---------     ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..................          0        10,560
     Realized gain (loss)......................    (29,419)       (3,183)
     Unrealized gain (loss)....................    (22,150)      (59,391)
                                                 ---------     ---------
       Net gain (loss) on investments..........    (51,569)      (52,014)
                                                 ---------     ---------
          Net increase (decrease) in contract
            owners' equity from operations.....  $ (53,483)    $ (53,597)
                                                 =========     =========

---------------

(a) Period from November 1, 1999, date of commencement of operations.

(b) See note 3 for inception date.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                 GOLDMAN SACHS                                   MORGAN STANLEY
                                     ---------------------------------------------------------------------      -----------------
                                        VIT GROWTH &          VIT CORE US EQUITY       VIT CAPITAL GROWTH        US REAL ESTATE
                                      INCOME SUBACCOUNT           SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                     -------------------      -------------------      -------------------      -----------------
                                      2001       2000(a)       2001       2000(a)       2001        2000        2001      2000(a)
                                     -------     -------      -------     -------      -------     -------      -----     -------
Investment activity:
  Reinvested dividends.............  $    97      $  37       $    70     $    79      $    52     $    20      $ 426      $  51
  Risk & administrative expense
     (note 4)......................     (205)       (97)         (189)        (80)        (335)       (114)       (81)       (21)
                                     -------      -----       -------     -------      -------     -------      -----      -----
       Net investment activity.....     (108)       (60)         (119)         (1)        (283)        (94)       345         30
                                     -------      -----       -------     -------      -------     -------      -----      -----
  Realized & unrealized gain (loss)
     on investments:
     Reinvested capital gains......        0          0             0          70          106       1,060         58         15
     Realized gain (loss)..........     (255)       189          (667)        195       (1,212)        180        223          9
     Unrealized gain (loss)........     (791)      (162)       (1,009)     (1,323)      (2,281)     (2,589)       240        232
                                     -------      -----       -------     -------      -------     -------      -----      -----
       Net gain (loss) on
          investments..............   (1,046)        27        (1,676)     (1,058)      (3,387)     (1,349)       521        256
                                     -------      -----       -------     -------      -------     -------      -----      -----
          Net increase (decrease)
            in contract owners'
            equity from
            operations.............  $(1,154)     $ (33)      $(1,795)    $(1,059)     $(3,670)    $(1,443)     $ 866      $ 286
                                     =======      =====       =======     =======      =======     =======      =====      =====

                                                  LAZARD RETIREMENT                               FIDELITY INVESTMENTS
                                     --------------------------------------------      ------------------------------------------
                                          EMERGING                   SMALL              VIP SERVICE CL 2        VIP SERVICE CL 2
                                           MARKET                     CAP                  MID-CAP III              CONTRA II
                                         SUBACCOUNT               SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                     -------------------      -------------------      -------------------      -----------------
                                      2001       2000(a)       2001        2000         2001       2000(c)      2001      2000(c)
                                     -------     -------      -------     -------      -------     -------      -----     -------
Investment activity:
  Reinvested dividends.............  $    34      $   7       $   105     $    19      $     0     $    30      $  25      $   0
  Risk & administrative expense
     (note 4)......................      (79)       (24)       (1,284)        (68)        (771)        (33)       (75)       (13)
                                     -------      -----       -------     -------      -------     -------      -----      -----
       Net investment activity.....      (45)       (17)       (1,179)        (49)        (771)         (3)       (50)       (13)
                                     -------      -----       -------     -------      -------     -------      -----      -----
  Realized & unrealized gain (loss)
     on investments:
     Reinvested capital gains......        0        142         9,219          72            0           0         93          0
     Realized gain (loss)..........     (360)         1         2,041          50          779          (8)      (188)        (1)
     Unrealized gain (loss)........      136       (871)        5,691         536        1,372         431       (403)      (209)
                                     -------      -----       -------     -------      -------     -------      -----      -----
       Net gain (loss) on
          investments..............     (224)      (728)       16,951         658        2,151         423       (498)      (210)
                                     -------      -----       -------     -------      -------     -------      -----      -----
          Net increase (decrease)
            in contract owners'
            equity from
            operations.............  $  (269)     $(745)      $15,772     $   609      $ 1,380     $   420      $(548)     $(223)
                                     =======      =====       =======     =======      =======     =======      =====      =====

---------------

(a) Period from November 1, 1999, date of commencement of operations.

(c) Period from May 1, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                     FIDELITY            MFS INVESTMENT
                                                    INVESTMENTS            MANAGEMENT
                                                -------------------      --------------
                                                 VIP SERVICE CL 2         TOTAL RETURN
                                                 GROWTH SUBACCOUNT         SUBACCOUNT
                                                -------------------      --------------
                                                 2001       2000(c)         2001(d)
                                                -------     -------      --------------
Investment activity:
  Reinvested dividends........................  $     6      $   0            $ 0
  Risk & administrative expense (note 4)......     (223)        (4)            (2)
                                                -------      -----            ---
       Net investment activity................     (217)        (4)            (2)
                                                -------      -----            ---
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.................      564          0              0
     Realized gain (loss).....................     (181)        60              0
     Unrealized gain (loss)...................   (2,339)      (194)            19
                                                -------      -----            ---
       Net gain (loss) on investments.........   (1,956)      (134)            19
                                                -------      -----            ---
          Net increase (decrease) in contract
            owners' equity from operations....  $(2,173)     $(138)           $17
                                                =======      =====            ===


---------------

(c) Period from May 1, 2000, date of commencement of operations.

(d) Period from November 1, 2001, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                           EQUITY                     MONEY MARKET              BOND
                                                         SUBACCOUNT                    SUBACCOUNT            SUBACCOUNT
                                                 --------------------------    --------------------------    -----------
                                                    2001           2000           2001           2000           2001
                                                 -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $  (23,203)    $   89,802     $    28,471     $  45,956      $ 27,680
  Reinvested capital gains.....................           0          8,043               0             0             0
  Realized gain (loss).........................    (133,543)      (146,154)          2,648          (815)       (5,866)
  Unrealized gain (loss).......................     (63,774)      (143,981)              0             0        18,970
                                                 ----------     ----------     -----------     ---------      --------
     Net increase (decrease) in contract
       owners' equity from operations..........    (220,520)      (192,290)         31,119        45,141        40,784
                                                 ----------     ----------     -----------     ---------      --------
Equity transactions:
  Contract purchase payments...................     428,809        495,683       2,587,559       409,239        71,301
  Transfers from fixed & other subaccounts.....     101,879         86,773         551,089       543,713        64,627
  Withdrawals, surrenders & death benefit
     payments..................................    (400,361)      (475,299)     (2,488,700)     (642,699)     (403,882)
  Transfers to fixed & other subaccounts.......    (110,908)      (284,312)       (473,429)     (505,491)      (43,841)
                                                 ----------     ----------     -----------     ---------      --------
     Net equity transactions...................      19,419       (177,155)        176,519      (195,238)     (311,795)
                                                 ----------     ----------     -----------     ---------      --------
       Net change in contract owners' equity...    (201,101)      (369,445)        207,638      (150,097)     (271,011)
Contract owners' equity:
  Beginning of period..........................   2,164,075      2,533,520         717,158       867,255       594,029
                                                 ----------     ----------     -----------     ---------      --------
  End of period................................  $1,962,974     $2,164,075     $   924,796     $ 717,158      $323,018
                                                 ==========     ==========     ===========     =========      ========
Change in units:
  Beginning units..............................     114,667        123,655          56,828        72,108        44,642
                                                 ----------     ----------     -----------     ---------      --------
  Units purchased..............................      26,510         28,093         264,421        73,542         9,503
  Units redeemed...............................     (26,044)       (37,081)       (249,694)      (88,822)      (31,451)
                                                 ----------     ----------     -----------     ---------      --------
  Ending units.................................     115,133        114,667          71,555        56,828        22,694
                                                 ==========     ==========     ===========     =========      ========

                                                    BOND                   OMNI
                                                 SUBACCOUNT             SUBACCOUNT
                                                 -----------    --------------------------
                                                    2000           2001           2000
                                                 -----------    -----------    -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................   $ 30,587      $    8,068     $   (4,132)
  Reinvested capital gains.....................          0               0        321,231
  Realized gain (loss).........................     (4,094)       (180,723)        54,776
  Unrealized gain (loss).......................     (2,533)        (70,289)      (696,675)
                                                  --------      ----------     ----------
     Net increase (decrease) in contract
       owners' equity from operations..........     23,960        (242,944)      (324,800)
                                                  --------      ----------     ----------
Equity transactions:
  Contract purchase payments...................     89,723         317,014        469,938
  Transfers from fixed & other subaccounts.....     60,222          27,576         70,714
  Withdrawals, surrenders & death benefit
     payments..................................    (72,202)       (382,236)      (367,467)
  Transfers to fixed & other subaccounts.......    (38,719)       (128,242)      (675,274)
                                                  --------      ----------     ----------
     Net equity transactions...................     39,024        (165,888)      (502,089)
                                                  --------      ----------     ----------
       Net change in contract owners' equity...     62,984        (408,832)      (826,889)
Contract owners' equity:
  Beginning of period..........................    531,045       1,711,242      2,538,131
                                                  --------      ----------     ----------
  End of period................................   $594,029      $1,302,410     $1,711,242
                                                  ========      ==========     ==========
Change in units:
  Beginning units..............................     41,686         115,175        143,525
                                                  --------      ----------     ----------
  Units purchased..............................     11,150          23,850         27,809
  Units redeemed...............................     (8,194)        (36,824)       (56,159)
                                                  --------      ----------     ----------
  Ending units.................................     44,642         102,201        115,175
                                                  ========      ==========     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                    INTERNATIONAL              CAPITAL APPRECIATION        SMALL CAP
                                                      SUBACCOUNT                    SUBACCOUNT            SUBACCOUNT
                                              --------------------------    --------------------------    -----------
                                                 2001           2000           2001           2000           2001
                                              -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...................  $  (19,172)    $   335,808    $  (12,764)    $  139,631     $  (39,136)
  Reinvested capital gains..................           0         138,881       136,298          1,246              0
  Realized gain (loss)......................     (81,611)         68,767        28,727        (22,312)      (241,153)
  Unrealized gain (loss)....................    (429,929)     (1,035,775)      (41,721)       177,533       (412,989)
                                              ----------     -----------    ----------     ----------     ----------
     Net increase (decrease) in contract
       owners' equity from operations.......    (530,712)       (492,319)      110,540        296,098       (693,278)
                                              ----------     -----------    ----------     ----------     ----------
Equity transactions:
  Contract purchase payments................     234,483         273,016       225,935        227,451        503,860
  Transfers from fixed & other
     subaccounts............................      41,728         113,915       212,283         67,161        106,591
  Withdrawals, surrenders & death benefit
     payments...............................    (137,802)       (199,523)     (445,164)      (194,210)      (568,922)
  Transfers to fixed & other subaccounts....     (72,868)        (94,239)      (60,524)      (357,196)      (255,178)
                                              ----------     -----------    ----------     ----------     ----------
     Net equity transactions................      65,541          93,169       (67,470)      (256,794)      (213,649)
                                              ----------     -----------    ----------     ----------     ----------
       Net change in contract owners'
          equity............................    (465,171)       (399,150)       43,070         39,304       (906,927)
Contract owners' equity:
  Beginning of period.......................   1,703,347       2,102,497     1,321,259      1,281,955      3,500,492
                                              ----------     -----------    ----------     ----------     ----------
  End of period.............................  $1,238,176     $ 1,703,347    $1,364,329     $1,321,259     $2,593,565
                                              ==========     ===========    ==========     ==========     ==========
Change in units:
  Beginning units...........................     102,308          96,945        61,277         77,142        112,051
                                              ----------     -----------    ----------     ----------     ----------
  Units purchased...........................      19,039          17,867        17,802         14,063         22,246
  Units redeemed............................     (14,331)        (12,504)      (20,618)       (29,928)       (31,225)
                                              ----------     -----------    ----------     ----------     ----------
  Ending units..............................     107,016         102,308        58,461         61,277        103,072
                                              ==========     ===========    ==========     ==========     ==========

                                                                INTERNATIONAL SMALL
                                               SMALL CAP              COMPANY
                                              SUBACCOUNT             SUBACCOUNT
                                              -----------    --------------------------
                                                 2000           2001           2000
                                              -----------    -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...................  $   232,308     $  (3,923)     $  (5,854)
  Reinvested capital gains..................      487,048             0         21,365
  Realized gain (loss)......................      257,479       (37,115)         5,987
  Unrealized gain (loss)....................   (1,457,465)      (67,263)      (203,966)
                                              -----------     ---------      ---------
     Net increase (decrease) in contract
       owners' equity from operations.......     (480,630)     (108,301)      (182,468)
                                              -----------     ---------      ---------
Equity transactions:
  Contract purchase payments................      564,597        65,226         77,621
  Transfers from fixed & other
     subaccounts............................      607,693         4,986        167,867
  Withdrawals, surrenders & death benefit
     payments...............................     (562,032)      (77,230)       (60,737)
  Transfers to fixed & other subaccounts....     (522,303)      (14,184)       (43,667)
                                              -----------     ---------      ---------
     Net equity transactions................       87,955       (21,202)       141,084
                                              -----------     ---------      ---------
       Net change in contract owners'
          equity............................     (392,675)     (129,503)       (41,384)
Contract owners' equity:
  Beginning of period.......................    3,893,167       355,103        396,487
                                              -----------     ---------      ---------
  End of period.............................  $ 3,500,492     $ 225,600      $ 355,103
                                              ===========     =========      =========
Change in units:
  Beginning units...........................      109,169        18,696         14,362
                                              -----------     ---------      ---------
  Units purchased...........................       26,812         4,365          7,647
  Units redeemed............................      (23,930)       (6,039)        (3,313)
                                              -----------     ---------      ---------
  Ending units..............................      112,051        17,022         18,696
                                              ===========     =========      =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                     AGGRESSIVE GROWTH                CORE GROWTH
                                                         SUBACCOUNT                    SUBACCOUNT
                                                 --------------------------    --------------------------
                                                    2001           2000           2001           2000
                                                 -----------    -----------    -----------    -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................   $    (591)     $  (7,154)     $  (6,096)     $  62,907
  Reinvested capital gains.....................           0              0          4,090         35,780
  Realized gain (loss).........................     (44,971)         4,004       (227,528)        43,347
  Unrealized loss..............................     (99,465)      (163,612)       (14,482)      (312,592)
                                                  ---------      ---------      ---------      ---------
     Net decrease in contract owners' equity
       from operations.........................    (145,027)      (166,762)      (244,016)      (170,558)
                                                  ---------      ---------      ---------      ---------
Equity transactions:
  Contract purchase payments...................     175,766        206,264        135,983        131,677
  Transfers from fixed & other subaccounts.....         732         34,852        223,666        334,442
  Withdrawals, surrenders & death benefit
     payments..................................     (90,232)      (132,076)      (111,762)      (103,602)
  Transfers to fixed & other subaccounts.......      (7,431)       (63,056)      (324,184)      (113,601)
                                                  ---------      ---------      ---------      ---------
     Net equity transactions...................      78,835         45,984        (76,297)       248,916
                                                  ---------      ---------      ---------      ---------
       Net change in contract owners' equity...     (66,192)      (120,778)      (320,313)        78,358
Contract owners' equity:
  Beginning of period..........................     445,412        566,190        643,045        564,687
                                                  ---------      ---------      ---------      ---------
  End of period................................   $ 379,220      $ 445,412      $ 322,732      $ 643,045
                                                  =========      =========      =========      =========
Change in units:
  Beginning units..............................      40,338         36,760         37,758         27,196
                                                  ---------      ---------      ---------      ---------
  Units purchased..............................      22,493         16,450         30,691         18,769
  Units redeemed...............................     (11,779)       (12,872)       (36,700)        (8,207)
                                                  ---------      ---------      ---------      ---------
  Ending units.................................      51,052         40,338         31,749         37,758
                                                  =========      =========      =========      =========

                                                      GROWTH & INCOME                S&P 500 INDEX
                                                         SUBACCOUNT                    SUBACCOUNT
                                                 --------------------------    --------------------------
                                                    2001           2000           2001           2000
                                                 -----------    -----------    -----------    -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $   (1,465)    $  232,433     $   22,891     $   65,247
  Reinvested capital gains.....................       1,795         73,957              0         29,235
  Realized gain (loss).........................    (151,481)        84,382       (149,300)        45,195
  Unrealized loss..............................    (206,128)      (645,396)      (403,533)      (561,979)
                                                 ----------     ----------     ----------     ----------
     Net decrease in contract owners' equity
       from operations.........................    (357,279)      (254,624)      (529,942)      (422,302)
                                                 ----------     ----------     ----------     ----------
Equity transactions:
  Contract purchase payments...................     488,928        565,240        881,856        956,051
  Transfers from fixed & other subaccounts.....     118,980        143,270        227,043        258,874
  Withdrawals, surrenders & death benefit
     payments..................................    (716,559)      (442,519)      (746,248)      (459,484)
  Transfers to fixed & other subaccounts.......    (207,251)      (128,277)      (440,522)      (505,051)
                                                 ----------     ----------     ----------     ----------
     Net equity transactions...................    (315,902)       137,714        (77,871)       250,390
                                                 ----------     ----------     ----------     ----------
       Net change in contract owners' equity...    (673,181)      (116,910)      (607,813)      (171,912)
Contract owners' equity:
  Beginning of period..........................   2,481,058      2,597,968      3,487,732      3,659,644
                                                 ----------     ----------     ----------     ----------
  End of period................................  $1,807,877     $2,481,058     $2,879,919     $3,487,732
                                                 ==========     ==========     ==========     ==========
Change in units:
  Beginning units..............................     120,285        113,970        189,273        177,053
                                                 ----------     ----------     ----------     ----------
  Units purchased..............................      30,743         29,998         59,699         57,156
  Units redeemed...............................     (48,954)       (23,683)       (66,199)       (44,936)
                                                 ----------     ----------     ----------     ----------
  Ending units.................................     102,074        120,285        182,773        189,273
                                                 ==========     ==========     ==========     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                          SOCIAL AWARENESS                 BLUE CHIP                   EQUITY INCOME
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                     --------------------------    --------------------------    --------------------------
                                        2001           2000           2001          2000(a)         2001          2000(a)
                                     -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........   $ (1,994)      $ (2,792)      $   (134)       $    (7)       $     8        $    10
  Reinvested capital gains.........          0              0              0              1              0              0
  Realized gain (loss).............    (22,302)         3,360           (212)            31           (245)           131
  Unrealized gain (loss)...........    (10,777)       (28,837)          (271)           100           (369)          (210)
                                      --------       --------       --------        -------        -------        -------
     Net increase (decrease) in
       contract owners' equity from
       operations..................    (35,073)       (28,269)          (617)           125           (606)           (69)
                                      --------       --------       --------        -------        -------        -------
Equity transactions:
  Contract purchase payments.......     40,925         44,627         10,258          2,723          3,775          2,025
  Transfers from fixed & other
     subaccounts...................         27          7,810         13,300          1,190              0          8,231
  Withdrawals, surrenders & death
     benefit payments..............    (54,486)       (27,365)       (15,141)          (163)          (885)        (5,691)
  Transfers to fixed & other
     subaccounts...................    (16,237)       (31,953)             0         (1,175)        (1,174)             0
                                      --------       --------       --------        -------        -------        -------
     Net equity transactions.......    (29,771)        (6,881)         8,417          2,575          1,716          4,565
                                      --------       --------       --------        -------        -------        -------
       Net change in contract
          owners' equity...........    (64,844)       (35,150)         7,800          2,700          1,110          4,496
Contract owners' equity:
  Beginning of period..............    178,742        213,892          2,700              0          4,496              0
                                      --------       --------       --------        -------        -------        -------
  End of period....................   $113,898       $178,742       $ 10,500        $ 2,700        $ 5,606        $ 4,496
                                      ========       ========       ========        =======        =======        =======
Change in units:
  Beginning units..................     18,847         19,408            262              0            477              0
                                      --------       --------       --------        -------        -------        -------
  Units purchased..................      5,180          4,506          2,364            394            453          1,001
  Units redeemed...................     (8,853)        (5,067)        (1,550)          (132)          (246)          (524)
                                      --------       --------       --------        -------        -------        -------
  Ending units.....................     15,174         18,847          1,076            262            684            477
                                      ========       ========       ========        =======        =======        =======

                                          HIGH INCOME BOND
                                             SUBACCOUNT
                                     --------------------------
                                        2001          2000(a)
                                     -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........    $ 1,825        $   479
  Reinvested capital gains.........          0              0
  Realized gain (loss).............       (126)            (9)
  Unrealized gain (loss)...........     (1,357)        (1,111)
                                       -------        -------
     Net increase (decrease) in
       contract owners' equity from
       operations..................        342           (641)
                                       -------        -------
Equity transactions:
  Contract purchase payments.......     12,067         11,468
  Transfers from fixed & other
     subaccounts...................          0              0
  Withdrawals, surrenders & death
     benefit payments..............     (1,417)             0
  Transfers to fixed & other
     subaccounts...................          0              0
                                       -------        -------
     Net equity transactions.......     10,650         11,468
                                       -------        -------
       Net change in contract
          owners' equity...........     10,992         10,827
Contract owners' equity:
  Beginning of period..............     10,827              0
                                       -------        -------
  End of period....................    $21,819        $10,827
                                       =======        =======
Change in units:
  Beginning units..................      1,149              0
                                       -------        -------
  Units purchased..................      1,245          1,149
  Units redeemed...................       (144)             0
                                       -------        -------
  Ending units.....................      2,250          1,149
                                       =======        =======

---------------

(a) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                                                      DOW TARGET 10
                                                                                        -----------------------------------------
                                  CAPITAL GROWTH                  NASDAQ 100              JANUARY               FEBRUARY
                                    SUBACCOUNT                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                            --------------------------    --------------------------    -----------    --------------------------
                               2001          2000(a)         2001          2000(c)        2001(b)         2001          2000(b)
                            -----------    -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment
     activity.............   $ (1,671)      $ (1,276)       $  (111)        $  (2)         $   1         $   17           $ 0
  Reinvested capital
     gains................          0             53              0             0              0              0             0
  Realized gain (loss)....    (22,956)          (478)          (103)          (10)            10              4             0
  Unrealized gain
     (loss)...............      4,881        (60,356)        (1,484)         (193)            (5)          (209)            2
                             --------       --------        -------         -----          -----         ------           ---
     Net increase
      (decrease) in
      contract owners'
      equity from
      operations..........    (19,746)       (62,057)        (1,698)         (205)             6           (188)            2
                             --------       --------        -------         -----          -----         ------           ---
Equity transactions:
  Contract purchase
     payments.............     44,659         35,656         13,359           994            512          1,101            10
  Transfers from fixed &
     other subaccounts....      5,799        175,884          6,270             0              0          2,631             0
  Withdrawals, surrenders
     & death benefit
     payments.............    (26,281)        (1,432)          (250)            0           (391)          (865)            0
  Transfers to fixed &
     other subaccounts....    (10,325)       (22,494)             0             0            (15)           (15)            0
                             --------       --------        -------         -----          -----         ------           ---
     Net equity
      transactions........     13,852        187,614         19,379           994            106          2,852            10
                             --------       --------        -------         -----          -----         ------           ---
       Net change in
        contract owners'
        equity............     (5,894)       125,557         17,681           789            112          2,664            12
Contract owners' equity:
  Beginning of period.....    125,557              0            789             0              0             12             0
                             --------       --------        -------         -----          -----         ------           ---
  End of period...........   $119,663       $125,557        $18,470         $ 789          $ 112         $2,676           $12
                             ========       ========        =======         =====          =====         ======           ===
Change in units:
  Beginning units.........     12,119              0            131             0              0              1             0
                             --------       --------        -------         -----          -----         ------           ---
  Units purchased.........      5,557         12,627          4,543           131             52            332             1
  Units redeemed..........     (3,966)          (508)           (68)            0            (40)           (79)            0
                             --------       --------        -------         -----          -----         ------           ---
  Ending units............     13,710         12,119          4,606           131             12            254             1
                             ========       ========        =======         =====          =====         ======           ===

---------------

(a) Period from November 1, 1999, date of commencement of operations.

(b) See note 3 for inception date.

(c) Period from May 1, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                         DOW TARGET 10
                                     --------------------------------------------------------------------------------------
                                               MARCH                         APRIL                          MAY
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                     --------------------------    --------------------------    --------------------------
                                        2001          2000(a)         2001          2000(a)         2001          2000(a)
                                     -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........    $    0         $   10         $     4         $  1           $   3          $  2
  Reinvested capital gains.........         0              0               0            0               0             0
  Realized gain (loss).............       (31)             3              83           (4)            (44)           (1)
  Unrealized gain (loss)...........      (181)           198             (47)          13             (41)           15
                                       ------         ------         -------         ----           -----          ----
     Net increase (decrease) in
       contract owners' equity from
       operations..................      (212)           211              40           10             (82)           16
                                       ------         ------         -------         ----           -----          ----
Equity transactions:
  Contract purchase payments.......       344            999           1,715           95             495           106
  Transfers from fixed & other
     subaccounts...................         0              0               0            0             310             0
  Withdrawals, surrenders & death
     benefit payments..............       (68)             0          (1,040)           0            (439)            0
  Transfers to fixed & other
     subaccounts...................      (995)             0             (42)           0             (52)            0
                                       ------         ------         -------         ----           -----          ----
     Net equity transactions.......      (719)           999             633           95             314           106
                                       ------         ------         -------         ----           -----          ----
       Net change in contract
          owners' equity...........      (931)         1,210             673          105             232           122
Contract owners' equity:
  Beginning of period..............     1,210              0             105            0             122             0
                                       ------         ------         -------         ----           -----          ----
  End of period....................    $  279         $1,210         $   778         $105           $ 354          $122
                                       ======         ======         =======         ====           =====          ====
Change in units:
  Beginning units..................        99              0              10            0              11             0
                                       ------         ------         -------         ----           -----          ----
  Units purchased..................        27             99             160           10              65            11
  Units redeemed...................      (102)             0             (97)           0             (44)            0
                                       ------         ------         -------         ----           -----          ----
  Ending units.....................        24             99              73           10              32            11
                                       ======         ======         =======         ====           =====          ====

                                           DOW TARGET 10
                                     --------------------------
                                                JUNE
                                             SUBACCOUNT
                                     --------------------------
                                        2001          2000(a)
                                     -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........     $   2          $  2
  Reinvested capital gains.........         0             0
  Realized gain (loss).............       (10)           (3)
  Unrealized gain (loss)...........       (35)           23
                                        -----          ----
     Net increase (decrease) in
       contract owners' equity from
       operations..................       (43)           22
                                        -----          ----
Equity transactions:
  Contract purchase payments.......       389           248
  Transfers from fixed & other
     subaccounts...................         0             0
  Withdrawals, surrenders & death
     benefit payments..............      (149)            0
  Transfers to fixed & other
     subaccounts...................       (40)            0
                                        -----          ----
     Net equity transactions.......       200           248
                                        -----          ----
       Net change in contract
          owners' equity...........       157           270
Contract owners' equity:
  Beginning of period..............       270             0
                                        -----          ----
  End of period....................     $ 427          $270
                                        =====          ====
Change in units:
  Beginning units..................        25             0
                                        -----          ----
  Units purchased..................        34            25
  Units redeemed...................       (18)            0
                                        -----          ----
  Ending units.....................        41            25
                                        =====          ====

---------------

(a) See note 3 for inception date.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                         DOW TARGET 10
                                     --------------------------------------------------------------------------------------
                                                JULY                         AUGUST                      SEPTEMBER
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                     --------------------------    --------------------------    --------------------------
                                        2001          2000(a)         2001          2000(a)         2001          2000(a)
                                     -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........     $   2          $  1           $   4          $  0           $   2          $  1
  Reinvested capital gains.........         0             0               0             0               0             0
  Realized gain (loss).............       (16)            1             (22)            2               1             0
  Unrealized gain (loss)...........       (59)           45             (38)           11             (20)           25
                                        -----          ----           -----          ----           -----          ----
     Net increase (decrease) in
       contract owners' equity from
       operations..................       (73)           47             (56)           13             (17)           26
                                        -----          ----           -----          ----           -----          ----
Equity transactions:
  Contract purchase payments.......       736           327             626           354             597           356
  Transfers from fixed & other
     subaccounts...................         0             0               0             0               0             0
  Withdrawals, surrenders & death
     benefit payments..............      (546)            0            (376)            0            (368)            0
  Transfers to fixed & other
     subaccounts...................       (43)            0             (42)            0             (38)            0
                                        -----          ----           -----          ----           -----          ----
     Net equity transactions.......       147           327             208           354             191           356
                                        -----          ----           -----          ----           -----          ----
       Net change in contract
          owners' equity...........        74           374             152           367             174           382
Contract owners' equity:
  Beginning of period..............       374             0             367             0             382             0
                                        -----          ----           -----          ----           -----          ----
  End of period....................     $ 448          $374           $ 519          $367           $ 556          $382
                                        =====          ====           =====          ====           =====          ====
Change in units:
  Beginning units..................        32             0              33             0              36             0
                                        -----          ----           -----          ----           -----          ----
  Units purchased..................        61            32              56            33              61            36
  Units redeemed...................       (53)            0             (40)            0             (41)            0
                                        -----          ----           -----          ----           -----          ----
  Ending units.....................        40            32              49            33              56            36
                                        =====          ====           =====          ====           =====          ====

                                           DOW TARGET 10
                                     --------------------------
                                              OCTOBER
                                             SUBACCOUNT
                                     --------------------------
                                        2001          2000(a)
                                     -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........     $   2          $  0
  Reinvested capital gains.........         0             0
  Realized gain (loss).............        50             0
  Unrealized gain (loss)...........        (7)           63
                                        -----          ----
     Net increase (decrease) in
       contract owners' equity from
       operations..................        45            63
                                        -----          ----
Equity transactions:
  Contract purchase payments.......       768           357
  Transfers from fixed & other
     subaccounts...................         0             0
  Withdrawals, surrenders & death
     benefit payments..............      (507)            0
  Transfers to fixed & other
     subaccounts...................       (18)            0
                                        -----          ----
     Net equity transactions.......       243           357
                                        -----          ----
       Net change in contract
          owners' equity...........       288           420
Contract owners' equity:
  Beginning of period..............       420             0
                                        -----          ----
  End of period....................     $ 708          $420
                                        =====          ====
Change in units:
  Beginning units..................        36             0
                                        -----          ----
  Units purchased..................        73            36
  Units redeemed...................       (46)            0
                                        -----          ----
  Ending units.....................        63            36
                                        =====          ====

---------------

(a) See note 3 for inception date.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                          DOW TARGET 10                                 DOW TARGET 5
                                     --------------------------------------------------------    --------------------------
                                              NOVEMBER                      DECEMBER                      JANUARY
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                     --------------------------    --------------------------    --------------------------
                                        2001          2000(a)         2001          2000(a)         2001          2000(a)
                                     -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........     $   2          $  1           $   0          $  1          $   19         $   60
  Reinvested capital gains.........         0             0               0             0             115              0
  Realized gain (loss).............        13             0              (1)            0              17           (229)
  Unrealized gain (loss)...........        (8)           27              (7)            6            (314)           802
                                        -----          ----           -----          ----          ------         ------
     Net increase (decrease) in
       contract owners' equity from
       operations..................         7            28              (8)            7            (163)           633
                                        -----          ----           -----          ----          ------         ------
Equity transactions:
  Contract purchase payments.......       613           343             275           324              97              0
  Transfers from fixed & other
     subaccounts...................         0             0               0             0               0          2,818
  Withdrawals, surrenders & death
     benefit payments..............      (390)            0            (226)            0             (39)             0
  Transfers to fixed & other
     subaccounts...................       (18)            0             (16)            0               0              0
                                        -----          ----           -----          ----          ------         ------
     Net equity transactions.......       205           343              33           324              58          2,818
                                        -----          ----           -----          ----          ------         ------
       Net change in contract
          owners' equity...........       212           371              25           331            (105)         3,451
Contract owners' equity:
  Beginning of period..............       371             0             331             0           3,451              0
                                        -----          ----           -----          ----          ------         ------
  End of period....................     $ 583          $371           $ 356          $331          $3,346         $3,451
                                        =====          ====           =====          ====          ======         ======
Change in units:
  Beginning units..................        39             0              34             0             309              0
                                        -----          ----           -----          ----          ------         ------
  Units purchased..................        69            39              28            34               9            309
  Units redeemed...................       (44)            0             (25)            0              (4)             0
                                        -----          ----           -----          ----          ------         ------
  Ending units.....................        64            39              37            34             314            309
                                        =====          ====           =====          ====          ======         ======

                                            DOW TARGET 5
                                     --------------------------
                                              FEBRUARY
                                             SUBACCOUNT
                                     --------------------------
                                        2001          2000(a)
                                     -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........     $  1            $ 1
  Reinvested capital gains.........       14              0
  Realized gain (loss).............       (2)            (2)
  Unrealized gain (loss)...........      (16)            11
                                        ----            ---
     Net increase (decrease) in
       contract owners' equity from
       operations..................       (3)            10
                                        ----            ---
Equity transactions:
  Contract purchase payments.......      102             33
  Transfers from fixed & other
     subaccounts...................        0              0
  Withdrawals, surrenders & death
     benefit payments..............      (54)             0
  Transfers to fixed & other
     subaccounts...................        0              0
                                        ----            ---
     Net equity transactions.......       48             33
                                        ----            ---
       Net change in contract
          owners' equity...........       45             43
Contract owners' equity:
  Beginning of period..............       43              0
                                        ----            ---
  End of period....................     $ 88            $43
                                        ====            ===
Change in units:
  Beginning units..................        4              0
                                        ----            ---
  Units purchased..................        8              4
  Units redeemed...................       (5)             0
                                        ----            ---
  Ending units.....................        7              4
                                        ====            ===

---------------

(a) See note 3 for inception date.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                          DOW TARGET 5
                                     --------------------------------------------------------------------------------------
                                               MARCH                         APRIL                          MAY
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                     --------------------------    --------------------------    --------------------------
                                        2001          2000(a)         2001          2000(a)         2001          2000(a)
                                     -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........     $  1            $ 2           $   1          $  2           $   4          $  2
  Reinvested capital gains.........       25              0              66             0              52             0
  Realized gain (loss).............        0              1             (34)           (1)           (217)           (1)
  Unrealized gain (loss)...........      (34)            17             (69)           18             (60)           21
                                        ----            ---           -----          ----           -----          ----
     Net increase (decrease) in
       contract owners' equity from
       operations..................       (8)            20             (36)           19            (221)           22
                                        ----            ---           -----          ----           -----          ----
Equity transactions:
  Contract purchase payments.......       60             63             259            83             137            92
  Transfers from fixed & other
     subaccounts...................        0              0               0             0             927             0
  Withdrawals, surrenders & death
     benefit payments..............      (43)             0            (128)            0            (799)            0
  Transfers to fixed & other
     subaccounts...................        0              0               0             0               0             0
                                        ----            ---           -----          ----           -----          ----
     Net equity transactions.......       17             63             131            83             265            92
                                        ----            ---           -----          ----           -----          ----
       Net change in contract
          owners' equity...........        9             83              95           102              44           114
Contract owners' equity:
  Beginning of period..............       83              0             102             0             114             0
                                        ----            ---           -----          ----           -----          ----
  End of period....................     $ 92            $83           $ 197          $102           $ 158          $114
                                        ====            ===           =====          ====           =====          ====
Change in units:
  Beginning units..................        6              0               8             0               9             0
                                        ----            ---           -----          ----           -----          ----
  Units purchased..................        4              6              22             8              80             9
  Units redeemed...................       (3)             0             (12)            0             (75)            0
                                        ----            ---           -----          ----           -----          ----
  Ending units.....................        7              6              18             8              14             9
                                        ====            ===           =====          ====           =====          ====

                                            DOW TARGET 5
                                     --------------------------
                                                JUNE
                                             SUBACCOUNT
                                     --------------------------
                                        2001          2000(a)
                                     -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........     $  0           $  1
  Reinvested capital gains.........       29              0
  Realized gain (loss).............       (2)             0
  Unrealized gain (loss)...........      (57)            14
                                        ----           ----
     Net increase (decrease) in
       contract owners' equity from
       operations..................      (30)            15
                                        ----           ----
Equity transactions:
  Contract purchase payments.......      152             90
  Transfers from fixed & other
     subaccounts...................        0              0
  Withdrawals, surrenders & death
     benefit payments..............      (13)             0
  Transfers to fixed & other
     subaccounts...................        0              0
                                        ----           ----
     Net equity transactions.......      139             90
                                        ----           ----
       Net change in contract
          owners' equity...........      109            105
Contract owners' equity:
  Beginning of period..............      105              0
                                        ----           ----
  End of period....................     $214           $105
                                        ====           ====
Change in units:
  Beginning units..................        9              0
                                        ----           ----
  Units purchased..................       12              9
  Units redeemed...................       (1)             0
                                        ----           ----
  Ending units.....................       20              9
                                        ====           ====

---------------

(a) See note 3 for inception date.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                          DOW TARGET 5
                                     --------------------------------------------------------------------------------------
                                                JULY                         AUGUST                      SEPTEMBER
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                     --------------------------    --------------------------    --------------------------
                                        2001          2000(a)         2001          2000(a)         2001          2000(a)
                                     -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........     $   1          $  1           $  2           $  1           $  0           $  1
  Reinvested capital gains.........        33             0             10              0              0              0
  Realized gain (loss).............       (19)            0             (1)             0              5              0
  Unrealized gain (loss)...........       (51)           14            (23)            10             (1)            15
                                        -----          ----           ----           ----           ----           ----
     Net increase (decrease) in
       contract owners' equity from
       operations..................       (36)           15            (12)            11              4             16
                                        -----          ----           ----           ----           ----           ----
Equity transactions:
  Contract purchase payments.......       257            94            204             89            138            107
  Transfers from fixed & other
     subaccounts...................         0             0              0              0              0              0
  Withdrawals, surrenders & death
     benefit payments..............      (120)            0            (83)             0            (59)             0
  Transfers to fixed & other
     subaccounts...................         0             0              0              0              0              0
                                        -----          ----           ----           ----           ----           ----
     Net equity transactions.......       137            94            121             89             79            107
                                        -----          ----           ----           ----           ----           ----
       Net change in contract
          owners' equity...........       101           109            109            100             83            123
Contract owners' equity:
  Beginning of period..............       109             0            100              0            123              0
                                        -----          ----           ----           ----           ----           ----
  End of period....................     $ 210          $109           $209           $100           $206           $123
                                        =====          ====           ====           ====           ====           ====
Change in units:
  Beginning units..................         9             0              9              0             11              0
                                        -----          ----           ----           ----           ----           ----
  Units purchased..................        21             9             16              9             12             11
  Units redeemed...................       (11)            0             (7)             0             (5)             0
                                        -----          ----           ----           ----           ----           ----
  Ending units.....................        19             9             18              9             18             11
                                        =====          ====           ====           ====           ====           ====

                                            DOW TARGET 5
                                     --------------------------
                                              OCTOBER
                                             SUBACCOUNT
                                     --------------------------
                                        2001          2000(a)
                                     -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........     $   2           $ 0
  Reinvested capital gains.........         0             0
  Realized gain (loss).............        17            (1)
  Unrealized gain (loss)...........         5            16
                                        -----           ---
     Net increase (decrease) in
       contract owners' equity from
       operations..................        24            15
                                        -----           ---
Equity transactions:
  Contract purchase payments.......       303            76
  Transfers from fixed & other
     subaccounts...................         0             0
  Withdrawals, surrenders & death
     benefit payments..............      (171)            0
  Transfers to fixed & other
     subaccounts...................         0             0
                                        -----           ---
     Net equity transactions.......       132            76
                                        -----           ---
       Net change in contract
          owners' equity...........       156            91
Contract owners' equity:
  Beginning of period..............        91             0
                                        -----           ---
  End of period....................     $ 247           $91
                                        =====           ===
Change in units:
  Beginning units..................         7             0
                                        -----           ---
  Units purchased..................        26             7
  Units redeemed...................       (14)            0
                                        -----           ---
  Ending units.....................        19             7
                                        =====           ===

---------------

(a) See note 3 for inception date.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                           DOW TARGET 5                             JANUS ADVISER SERIES
                                     --------------------------------------------------------    --------------------------
                                              NOVEMBER                      DECEMBER                       GROWTH
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                     --------------------------    --------------------------    --------------------------
                                        2001          2000(a)         2001          2000(a)         2001           2000
                                     -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........     $  0            $ 0           $  1            $ 0         $ (4,405)      $  1,980
  Reinvested capital gains.........        0              0              5              1                0         11,203
  Realized gain (loss).............        2              0              1              0          (36,257)         1,086
  Unrealized gain (loss)...........        3              5             (5)             0          (49,678)       (59,585)
                                        ----            ---           ----            ---         --------       --------
     Net increase (decrease) in
       contract owners' equity from
       operations..................        5              5              2              1          (90,340)       (45,316)
                                        ----            ---           ----            ---         --------       --------
Equity transactions:
  Contract purchase payments.......      157             61             71             54          207,638        146,167
  Transfers from fixed & other
     subaccounts...................        0              0              0              0           47,777        213,668
  Withdrawals, surrenders & death
     benefit payments..............      (46)             0            (25)             0          (88,253)       (12,206)
  Transfers to fixed & other
     subaccounts...................        0              0              0              0          (31,703)       (34,361)
                                        ----            ---           ----            ---         --------       --------
     Net equity transactions.......      111             61             46             54          135,459        313,268
                                        ----            ---           ----            ---         --------       --------
       Net change in contract
          owners' equity...........      116             66             48             55           45,119        267,952
Contract owners' equity:
  Beginning of period..............       66              0             55              0          268,959          1,007
                                        ----            ---           ----            ---         --------       --------
  End of period....................     $182            $66           $103            $55         $314,078       $268,959
                                        ====            ===           ====            ===         ========       ========
Change in units:
  Beginning units..................        8              0              5              0           26,949             87
                                        ----            ---           ----            ---         --------       --------
  Units purchased..................       18              8              6              5           29,445         29,168
  Units redeemed...................       (5)             0             (2)             0          (14,844)        (2,306)
                                        ----            ---           ----            ---         --------       --------
  Ending units.....................       21              8              9              5           41,550         26,949
                                        ====            ===           ====            ===         ========       ========

                                        JANUS ADVISER SERIES
                                     --------------------------
                                          WORLDWIDE GROWTH
                                             SUBACCOUNT
                                     --------------------------
                                        2001           2000
                                     -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........   $  (6,043)     $   4,960
  Reinvested capital gains.........           0         30,041
  Realized gain (loss).............     (61,078)        (1,503)
  Unrealized gain (loss)...........     (59,431)      (166,150)
                                      ---------      ---------
     Net increase (decrease) in
       contract owners' equity from
       operations..................    (126,552)      (132,652)
                                      ---------      ---------
Equity transactions:
  Contract purchase payments.......     180,697        165,064
  Transfers from fixed & other
     subaccounts...................      22,939        526,334
  Withdrawals, surrenders & death
     benefit payments..............    (118,149)       (11,281)
  Transfers to fixed & other
     subaccounts...................     (26,793)       (29,606)
                                      ---------      ---------
     Net equity transactions.......      58,694        650,511
                                      ---------      ---------
       Net change in contract
          owners' equity...........     (67,858)       517,859
Contract owners' equity:
  Beginning of period..............     518,376            517
                                      ---------      ---------
  End of period....................   $ 450,518      $ 518,376
                                      =========      =========
Change in units:
  Beginning units..................      46,591             39
                                      ---------      ---------
  Units purchased..................      21,115         47,478
  Units redeemed...................     (15,704)          (926)
                                      ---------      ---------
  Ending units.....................      52,002         46,591
                                      =========      =========

---------------

(a) See note 3 for inception date.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                        JANUS ADVISER SERIES       STRONG VARIABLE ANNUITY FUNDS
                                     --------------------------    --------------------------
                                              BALANCED                   OPPORTUNITY II
                                             SUBACCOUNT                    SUBACCOUNT
                                     --------------------------    --------------------------
                                        2001           2000           2001          2000(a)
                                     -----------    -----------    -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........   $   3,632      $ 12,703       $   (559)      $   (478)
  Reinvested capital gains.........           0        17,544         10,236          6,375
  Realized gain (loss).............     (18,203)        1,766           (801)           471
  Unrealized gain (loss)...........     (12,188)      (45,551)       (11,376)        (4,077)
                                      ---------      --------       --------       --------
     Net increase (decrease) in
       contract owners' equity from
       operations..................     (26,759)      (13,538)        (2,500)         2,291
                                      ---------      --------       --------       --------
Equity transactions:
  Contract purchase payments.......     158,845       134,135         17,286         11,053
  Transfers from fixed & other
     subaccounts...................      63,279       337,216          4,175         87,758
  Withdrawals, surrenders & death
     benefit payments..............    (114,477)      (16,322)        (5,413)        (5,374)
  Transfers to fixed & other
     subaccounts...................     (29,188)      (79,936)          (833)       (42,176)
                                      ---------      --------       --------       --------
     Net equity transactions.......      78,459       375,093         15,215         51,261
                                      ---------      --------       --------       --------
       Net change in contract
          owners' equity...........      51,700       361,555         12,715         53,552
Contract owners' equity:
  Beginning of period..............     388,336        26,781         53,552              0
                                      ---------      --------       --------       --------
  End of period....................   $ 440,036      $388,336       $ 66,267       $ 53,552
                                      =========      ========       ========       ========
Change in units:
  Beginning units..................      36,533         2,432          4,565              0
                                      ---------      --------       --------       --------
  Units purchased..................      21,424        36,503          1,934          5,070
  Units redeemed...................     (13,863)       (2,402)          (554)          (505)
                                      ---------      --------       --------       --------
  Ending units.....................      44,094        36,533          5,945          4,565
                                      =========      ========       ========       ========

                                                STRONG VARIABLE ANNUITY FUNDS
                                     --------------------------------------------------------
                                         MULTI CAP VALUE II            MID CAP GROWTH II
                                             SUBACCOUNT                    SUBACCOUNT
                                     --------------------------    --------------------------
                                        2001          2000(a)         2001           2000
                                     -----------    -----------    -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........    $   (18)       $    2        $ (1,914)      $ (1,583)
  Reinvested capital gains.........          0             0               0         10,560
  Realized gain (loss).............         75            13         (29,419)        (3,183)
  Unrealized gain (loss)...........        (49)           54         (22,150)       (59,391)
                                       -------        ------        --------       --------
     Net increase (decrease) in
       contract owners' equity from
       operations..................          8            69         (53,483)       (53,597)
                                       -------        ------        --------       --------
Equity transactions:
  Contract purchase payments.......        991           846          46,460         48,574
  Transfers from fixed & other
     subaccounts...................      1,043         1,078          51,212        172,710
  Withdrawals, surrenders & death
     benefit payments..............     (1,084)            0         (45,221)        (7,337)
  Transfers to fixed & other
     subaccounts...................     (2,751)            0         (17,297)       (23,853)
                                       -------        ------        --------       --------
     Net equity transactions.......     (1,801)        1,924          35,154        190,094
                                       -------        ------        --------       --------
       Net change in contract
          owners' equity...........     (1,793)        1,993         (18,329)       136,497
Contract owners' equity:
  Beginning of period..............      1,993             0         136,537             40
                                       -------        ------        --------       --------
  End of period....................    $   200        $1,993        $118,208       $136,537
                                       =======        ======        ========       ========
Change in units:
  Beginning units..................        182             0          12,585              3
                                       -------        ------        --------       --------
  Units purchased..................        183           182           9,609         13,933
  Units redeemed...................       (347)            0          (6,242)        (1,351)
                                       -------        ------        --------       --------
  Ending units.....................         18           182          15,952         12,585
                                       =======        ======        ========       ========

---------------

(a) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                         GOLDMAN SACHS
                                     --------------------------------------------------------------------------------------
                                        VIT GROWTH & INCOME            VIT CORE US EQUITY            VIT CAPITAL GROWTH
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                     --------------------------    --------------------------    --------------------------
                                        2001          2000(a)         2001          2000(a)         2001           2000
                                     -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........    $  (108)       $   (60)       $  (119)       $    (1)       $  (283)       $   (94)
  Reinvested capital gains.........          0              0              0             70            106          1,060
  Realized gain (loss).............       (255)           189           (667)           195         (1,212)           180
  Unrealized gain (loss)...........       (791)          (162)        (1,009)        (1,323)        (2,281)        (2,589)
                                       -------        -------        -------        -------        -------        -------
     Net increase (decrease) in
       contract owners' equity from
       operations..................     (1,154)           (33)        (1,795)        (1,059)        (3,670)        (1,443)
                                       -------        -------        -------        -------        -------        -------
Equity transactions:
  Contract purchase payments.......     12,933         13,072          6,639          8,933         18,827         15,144
  Transfers from fixed & other
     subaccounts...................      5,701          1,743          5,602          4,897              0          5,870
  Withdrawals, surrenders & death
     benefit payments..............     (5,687)        (4,568)        (4,600)           (41)        (6,763)          (504)
  Transfers to fixed & other
     subaccounts...................     (2,610)             0         (2,800)             0           (233)             0
                                       -------        -------        -------        -------        -------        -------
     Net equity transactions.......     10,337         10,247          4,841         13,789         11,831         20,510
                                       -------        -------        -------        -------        -------        -------
       Net change in contract
          owners' equity...........      9,183         10,214          3,046         12,730          8,161         19,067
Contract owners' equity:
  Beginning of period..............     10,214              0         12,730              0         19,107             40
                                       -------        -------        -------        -------        -------        -------
  End of period....................    $19,397        $10,214        $15,776        $12,730        $27,268        $19,107
                                       =======        =======        =======        =======        =======        =======
Change in units:
  Beginning units..................      1,035              0          1,307              0          1,883              4
                                       -------        -------        -------        -------        -------        -------
  Units purchased..................      1,793          1,466          1,088          1,311          2,102          1,926
  Units redeemed...................       (632)          (431)          (531)            (4)          (800)           (47)
                                       -------        -------        -------        -------        -------        -------
  Ending units.....................      2,196          1,035          1,864          1,307          3,185          1,883
                                       =======        =======        =======        =======        =======        =======

                                           MORGAN STANLEY
                                     --------------------------
                                           US REAL ESTATE
                                             SUBACCOUNT
                                     --------------------------
                                        2001          2000(a)
                                     -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........    $   345        $   30
  Reinvested capital gains.........         58            15
  Realized gain (loss).............        223             9
  Unrealized gain (loss)...........        240           232
                                       -------        ------
     Net increase (decrease) in
       contract owners' equity from
       operations..................        866           286
                                       -------        ------
Equity transactions:
  Contract purchase payments.......        526         1,801
  Transfers from fixed & other
     subaccounts...................     10,177         1,001
  Withdrawals, surrenders & death
     benefit payments..............     (1,793)          (68)
  Transfers to fixed & other
     subaccounts...................     (1,044)            0
                                       -------        ------
     Net equity transactions.......      7,866         2,734
                                       -------        ------
       Net change in contract
          owners' equity...........      8,732         3,020
Contract owners' equity:
  Beginning of period..............      3,020             0
                                       -------        ------
  End of period....................    $11,752        $3,020
                                       =======        ======
Change in units:
  Beginning units..................        233             0
                                       -------        ------
  Units purchased..................        814           239
  Units redeemed...................       (209)           (6)
                                       -------        ------
  Ending units.....................        838           233
                                       =======        ======

---------------

(a) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                                                    FIDELITY INVESTMENTS
                                                        LAZARD RETIREMENT                        --------------------------
                                     --------------------------------------------------------         VIP SERVICE CL 2
                                          EMERGING MARKET                  SMALL CAP                    MID CAP III
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                     --------------------------    --------------------------    --------------------------
                                        2001          2000(a)         2001           2000           2001          2000(b)
                                     -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........    $   (45)       $  (17)       $ (1,179)       $   (49)      $   (771)       $    (3)
  Reinvested capital gains.........          0           142           9,219             72              0              0
  Realized gain (loss).............       (360)            1           2,041             50            779             (8)
  Unrealized gain (loss)...........        136          (871)          5,691            536          1,372            431
                                       -------        ------        --------        -------       --------        -------
     Net increase (decrease) in
       contract owners' equity from
       operations..................       (269)         (745)         15,772            609          1,380            420
                                       -------        ------        --------        -------       --------        -------
Equity transactions:
  Contract purchase payments.......      4,485         4,848          18,260          6,086         46,649          1,475
  Transfers from fixed & other
     subaccounts...................          0             0         121,025          8,634         69,530          9,392
  Withdrawals, surrenders & death
     benefit payments..............     (2,395)          (10)        (42,128)        (6,106)       (50,740)             0
  Transfers to fixed & other
     subaccounts...................          0             0            (746)          (337)       (25,624)        (1,132)
                                       -------        ------        --------        -------       --------        -------
     Net equity transactions.......      2,090         4,838          96,411          8,277         39,815          9,735
                                       -------        ------        --------        -------       --------        -------
       Net change in contract
          owners' equity...........      1,821         4,093         112,183          8,886         41,195         10,155
Contract owners' equity:
  Beginning of period..............      4,093             0           8,916             30         10,155              0
                                       -------        ------        --------        -------       --------        -------
  End of period....................    $ 5,914        $4,093        $121,099        $ 8,916       $ 51,350        $10,155
                                       =======        ======        ========        =======       ========        =======
Change in units:
  Beginning units..................        461             0             709              3            911              0
                                       -------        ------        --------        -------       --------        -------
  Units purchased..................        536           461          10,415          1,233          8,785          1,016
  Units redeemed...................       (286)            0          (2,900)          (527)        (4,858)          (105)
                                       -------        ------        --------        -------       --------        -------
  Ending units.....................        711           461           8,224            709          4,838            911
                                       =======        ======        ========        =======       ========        =======

                                        FIDELITY INVESTMENTS
                                     --------------------------
                                          VIP SERVICE CL 2
                                             CONTRA II
                                             SUBACCOUNT
                                     --------------------------
                                        2001          2000(b)
                                     -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........    $   (50)       $  (13)
  Reinvested capital gains.........         93             0
  Realized gain (loss).............       (188)           (1)
  Unrealized gain (loss)...........       (403)         (209)
                                       -------        ------
     Net increase (decrease) in
       contract owners' equity from
       operations..................       (548)         (223)
                                       -------        ------
Equity transactions:
  Contract purchase payments.......      6,285           577
  Transfers from fixed & other
     subaccounts...................      2,436         2,570
  Withdrawals, surrenders & death
     benefit payments..............     (1,093)            0
  Transfers to fixed & other
     subaccounts...................     (1,550)            0
                                       -------        ------
     Net equity transactions.......      6,078         3,147
                                       -------        ------
       Net change in contract
          owners' equity...........      5,530         2,924
Contract owners' equity:
  Beginning of period..............      2,924             0
                                       -------        ------
  End of period....................    $ 8,454        $2,924
                                       =======        ======
Change in units:
  Beginning units..................        317             0
                                       -------        ------
  Units purchased..................        933           317
  Units redeemed...................       (189)            0
                                       -------        ------
  Ending units.....................      1,061           317
                                       =======        ======

---------------

(a) Period from November 1, 1999, date of commencement of operations

(b) Period from May 1, 2000, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                                                 MFS
                                                                 FIDELITY INVESTMENTS        INVESTMENT
                                                              --------------------------     MANAGEMENT
                                                                   VIP SERVICE CL 2         -------------
                                                                        GROWTH              TOTAL RETURN
                                                                      SUBACCOUNT             SUBACCOUNT
                                                              --------------------------    -------------
                                                                 2001          2000(b)         2001(c)
                                                              -----------    -----------    -------------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................    $  (217)       $   (4)         $   (2)
  Reinvested capital gains..................................        564             0               0
  Realized gain (loss)......................................       (181)           60               0
  Unrealized gain (loss)....................................     (2,339)         (194)             19
                                                                -------        ------          ------
     Net increase (decrease) in contract owners' equity from
      operations............................................     (2,173)         (138)             17
                                                                -------        ------          ------
Equity transactions:
  Contract purchase payments................................     23,350         7,015              96
  Transfers from fixed & other subaccounts..................      2,408             0           1,508
  Withdrawals, surrenders & death benefit payments..........     (1,860)            0               0
  Transfers to fixed & other subaccounts....................       (669)            0               0
                                                                -------        ------          ------
     Net equity transactions................................     23,229         7,015           1,604
                                                                -------        ------          ------
       Net change in contract owners' equity................     21,056         6,877           1,621
                                                                -------        ------          ------
Contract owners' equity:
  Beginning of period.......................................      6,877             0               0
  End of period.............................................    $27,933        $6,877          $1,621
                                                                =======        ======          ======
Change in units:
  Beginning units...........................................        813             0               0
                                                                -------        ------          ------
  Units purchased...........................................      3,514           813             158
  Units redeemed............................................       (251)            0               0
                                                                -------        ------          ------
  Ending units..............................................      4,076           813             158
                                                                =======        ======          ======

---------------

(b) Period from May 1, 2000, date of commencement of operations.

(c) Period from November 1, 2001, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS

(1)BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account D (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Dow Target Funds, Janus Adviser Series, Strong Variable Annuity Funds, Morgan Stanley Universal Funds, Inc., Goldman Sachs Variable Insurance Trust, Lazard Retirement Funds, Fidelity Variable Insurance Products Funds and MFS Investment Management (collectively the Funds). The Funds are diversified open-end management investment company. The Fund's investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2001. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and the Dow Target Fund, in which the Account invests. For these services, ONI receives fees from the mutual funds.

   The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of ONLIC.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United State of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performances of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(2) INVESTMENTS

   At December 31, 2001 the aggregate cost and number of shares of Ohio National Fund, Inc. owned by the respective subaccounts were:

                                                   MONEY                                                       CAPITAL
                                    EQUITY         MARKET          BOND           OMNI       INTERNATIONAL   APPRECIATION
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                 ------------   ------------   ------------   ------------   -------------   ------------
Aggregate Cost.................   $2,686,165      $924,796       $330,004      $1,890,918     $2,015,044      $1,312,911
Number of Shares...............       92,380        92,480         32,250          98,937        148,462          97,071


                                  SMALL CAP
                                  SUBACCOUNT
                                 ------------
Aggregate Cost.................   $3,431,559
Number of Shares...............      143,465

                                 INTERNATIONAL
                                     SMALL        AGGRESSIVE        CORE         GROWTH &       S&P 500         SOCIAL
                                    COMPANY         GROWTH         GROWTH         INCOME         INDEX        AWARENESS
                                  SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 -------------   ------------   ------------   ------------   ------------   ------------
Aggregate Cost.................   $  353,168       $591,271       $500,977      $2,153,033     $3,431,887     $  151,892
Number of Shares...............       23,997         65,711         45,296         141,086        241,766         15,793


                                  BLUE CHIP
                                  SUBACCOUNT
                                 ------------
Aggregate Cost.................   $   10,670
Number of Shares...............        1,035

                                                                                                  DOW            DOW
                                                 HIGH INCOME      CAPITAL                      TARGET 10      TARGET 10
                                 EQUITY INCOME       BOND          GROWTH       NASDAQ 100      JANUARY        FEBRUARY
                                  SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 -------------   ------------   ------------   ------------   ------------   ------------
Aggregate Cost.................   $    6,185       $ 24,287       $175,137      $   20,147     $      117     $    2,884
Number of Shares...............          602          2,982          6,764           4,504             12            273

                                     DOW
                                  TARGET 10
                                    MARCH
                                  SUBACCOUNT
                                 ------------
Aggregate Cost.................   $      262
Number of Shares...............           29

                                     DOW            DOW            DOW            DOW            DOW            DOW
                                  TARGET 10      TARGET 10      TARGET 10      TARGET 10      TARGET 10      TARGET 10
                                    APRIL           MAY            JUNE           JULY          AUGUST       SEPTEMBER
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 ------------   ------------   ------------   ------------   ------------   ------------
Aggregate Cost.................   $      812      $    379       $    439      $      462     $      545     $      551
Number of Shares...............           80            39             49              52             61             66

                                     DOW
                                  TARGET 10
                                   OCTOBER
                                  SUBACCOUNT
                                 ------------
Aggregate Cost.................   $      652
Number of Shares...............           75

                                     DOW            DOW            DOW            DOW            DOW            DOW
                                  TARGET 10      TARGET 10       TARGET 5       TARGET 5       TARGET 5       TARGET 5
                                   NOVEMBER       DECEMBER       JANUARY        FEBRUARY        MARCH          APRIL
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 ------------   ------------   ------------   ------------   ------------   ------------
Aggregate Cost.................   $      564      $    356       $  2,859      $       93     $      108     $      248
Number of Shares...............           64            37            332               9             10             23

                                     DOW
                                   TARGET 5
                                     MAY
                                  SUBACCOUNT
                                 ------------
Aggregate Cost.................   $      197
Number of Shares...............           19

                                     DOW            DOW            DOW            DOW            DOW            DOW
                                   TARGET 5       TARGET 5       TARGET 5       TARGET 5        TARGET        TARGET 5
                                     JUNE           JULY          AUGUST       SEPTEMBER       OCTOBER        NOVEMBER
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 ------------   ------------   ------------   ------------   ------------   ------------
Aggregate Cost.................   $      257      $    245       $    221      $      193     $      226     $      175
Number of Shares...............           23            22             18              24             27             22

                                     DOW
                                   TARGET 5
                                   DECEMBER
                                  SUBACCOUNT
                                 ------------
Aggregate Cost.................   $      107
Number of Shares...............           10

                                                 JANUS ADVISER                                         STRONG          STRONG
                                                    SERIES                             STRONG       VARIABLE FUND     VARIABLE
                                 JANUS ADVISER     WORLDWIDE      JANUS ADVISER    VARIABLE FUND      MULTI CAP     FUND MID-CAP
                                 SERIES GROWTH      GROWTH       SERIES BALANCED   OPPORTUNITY II     VALUE II       GROWTH II
                                  SUBACCOUNT      SUBACCOUNT       SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                 -------------   -------------   ---------------   --------------   -------------   ------------
Aggregate Cost.................   $  423,280       $676,053          $497,226        $   81,719      $      195      $  199,749
Number of Shares...............       15,180         15,366            19,216             3,407              20           7,217

                                   GOLDMAN
                                  SACHS VIT
                                   GROWTH &
                                    INCOME
                                  SUBACCOUNT
                                 ------------
Aggregate Cost.................   $   20,350
Number of Shares...............        2,079

                                   GOLDMAN        GOLDMAN                        LAZARD
                                  SACHS VIT      SACHS VIT        MORGAN       RETIREMENT       LAZARD      FIDELITY VIP
                                   CORE US        CAPITAL       STANLEY US      EMERGING      RETIREMENT    SERVICE CL 2
                                    EQUITY         GROWTH      REAL ESTATE       MARKET       SMALL CAP     MID-CAP III
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 ------------   ------------   ------------   ------------   ------------   ------------
Aggregate Cost.................   $   18,107      $ 32,136       $ 11,278      $    6,660     $  114,860     $   49,547
Number of Shares...............        1,442         2,650            973             825          9,258          2,635


                                 FIDELITY VIP
                                 SERVICE CL 2
                                  CONTRA II
                                  SUBACCOUNT
                                 ------------
Aggregate Cost.................   $    9,066
Number of Shares...............          423

                                 FIDELITY VIP
                                 SERVICE CL 2       MFS
                                    GROWTH      TOTAL RETURN
                                  SUBACCOUNT     SUBACCOUNT
                                 ------------   ------------
Aggregate Cost.................   $   30,466      $  1,602
Number of Shares...............          838            87


Aggregate Cost.................
Number of Shares...............

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(3) FINANCIAL HIGHLIGHTS

   At December 31, the accumulation units and value per unit of the respective subaccounts and products, and the expenses and total return for the periods then ended, were:

                                                                                                             TOTAL
                                          ACCUMULATION UNITS***   VALUE PER UNIT     VALUE      EXPENSES*   RETURN**
                                          ---------------------   --------------   ----------   ---------   --------
   EQUITY SUBACCOUNT
        2001.............................         115,133           $17.049647     $1,962,974     1.35%       -9.66%
        2000.............................         114,667           $18.872661     $2,164,075     1.35%       -7.89%
        1999.............................         123,655           $20.488690     $2,533,520     1.35%       18.27%
        1998.............................         107,618           $17.323587     $1,864,321     1.35%        4.31%
        1997.............................          74,941           $16.607094     $1,244,544     1.35%       16.59%
   MONEY MARKET SUBACCOUNT
        2001.............................          71,555           $12.924293     $  924,796     1.35%        2.41%
        2000.............................          56,828           $12.619825     $  717,158     1.35%        4.93%
        1999.............................          72,108           $12.027104     $  867,255     1.35%        3.62%
        1998.............................          48,567           $11.606378     $  563,684     1.35%        3.98%
        1997.............................          32,475           $11.161886     $  362,477     1.35%        3.97%
   BOND SUBACCOUNT
        2001.............................          22,694            14.233764     $  323,018     1.35%        6.97%
        2000.............................          44,642           $13.306447     $  594,029     1.35%        4.45%
        1999.............................          41,686           $12.739294     $  531,045     1.35%       -0.76%
        1998.............................          16,940           $12.837064     $  217,454     1.35%        3.81%
        1997.............................          12,237           $12.365430     $  151,318     1.35%        7.83%
   OMNI SUBACCOUNT
        2001.............................         102,201           $12.743583     $1,302,410     1.35%      -14.23%
        2000.............................         115,175           $14.857791     $1,711,242     1.35%      -15.98%
        1999.............................         143,525           $17.684265     $2,538,131     1.35%        9.87%
        1998.............................         146,331           $16.095248     $2,355,241     1.35%        3.14%
        1997.............................          98,309           $15.605553     $1,534,159     1.35%       16.57%
   INTERNATIONAL SUBACCOUNT
        2001.............................         107,016           $11.569981     $1,238,176     1.35%      -30.51%
        2000.............................         102,308           $16.649143     $1,703,347     1.35%      -23.23%
        1999.............................          96,945           $21.687535     $2,102,497     1.35%       65.17%
        1998.............................         110,066           $13.130325     $1,445,197     1.35%        2.50%
        1997.............................         100,959           $12.810197     $1,293,305     1.35%        0.75%
   CAPITAL APPRECIATION SUBACCOUNT
        2001.............................          58,461           $23.337404     $1,364,329     1.35%        8.23%
        2000.............................          61,277           $21.562036     $1,321,259     1.35%       29.75%
        1999.............................          77,142           $16.618131     $1,281,955     1.35%        5.04%
        1998.............................          72,571           $15.820771     $1,148,127     1.35%        4.50%
        1997.............................          78,535           $15.139212     $1,188,962     1.35%       13.65%
   SMALL CAP SUBACCOUNT
        2001.............................         103,072           $25.162584     $2,593,565     1.35%      -19.45%
        2000.............................         112,051           $31.240246     $3,500,492     1.35%      -12.40%
        1999.............................         109,169           $35.661694     $3,893,167     1.35%      103.71%
        1998.............................          91,751           $17.505914     $1,606,190     1.35%        9.10%
        1997.............................          78,648           $16.045605     $1,261,959     1.35%        7.02%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                             TOTAL
                                          ACCUMULATION UNITS***   VALUE PER UNIT     VALUE      EXPENSES*   RETURN**
                                          ---------------------   --------------   ----------   ---------   --------
   INTERNATIONAL SMALL CO. SUBACCOUNT
        2001.............................          17,022           $13.253141     $  225,600     1.35%      -30.22%
        2000.............................          18,696           $18.993697     $  355,103     1.35%      -31.20%
        1999.............................          14,362           $27.606603     $  396,487     1.35%      105.74%
        1998.............................          12,900           $13.418205     $  173,090     1.35%        2.15%
        1997.............................          16,765           $13.135923     $  220,226     1.35%       10.18%
   AGGRESSIVE GROWTH SUBACCOUNT
        2001.............................          51,052           $ 7.428111     $  379,220     1.35%      -32.73%
        2000.............................          40,338           $11.041934     $  445,412     1.35%      -28.31%
        1999.............................          36,760           $15.402459     $  566,190     1.35%        4.35%
        1998.............................          38,333           $14.760465     $  565,815     1.35%        6.40%
        1997.............................          21,702           $13.872097     $  301,053     1.35%       11.03%
   CORE GROWTH SUBACCOUNT
        2001.............................          31,749           $10.165257     $  322,732     1.35%      -40.31%
        2000.............................          37,758           $17.030607     $  643,045     1.35%      -17.98%
        1999.............................          27,196           $20.763312     $  564,687     1.35%      102.22%
        1998.............................          23,776           $10.267604     $  244,125     1.35%        7.37%
        1997.............................          12,433           $ 9.562924     $  118,899     1.35%       -4.37%     01/05/97
   GROWTH & INCOME SUBACCOUNT
        2001.............................         102,074           $17.711441     $1,807,877     1.35%      -14.00%
        2000.............................         120,285           $20.626461     $2,481,058     1.35%       -9.65%
        1999.............................         113,970           $22.795195     $2,597,968     1.35%       60.09%
        1998.............................          71,864           $14.239205     $1,023,291     1.35%        5.66%
        1997.............................          11,608           $13.476367     $  156,440     1.35%       34.76%     01/05/97
   S&P 500 INDEX SUBACCOUNT
        2001.............................         182,773           $15.756783     $2,879,919     1.35%      -14.49%
        2000.............................         189,273           $18.426977     $3,487,732     1.35%      -10.85%
        1999.............................         177,053           $20.669795     $3,659,644     1.35%       23.96%
        1998.............................         112,232           $16.675212     $1,871,487     1.35%       28.27%
        1997.............................          26,903           $12.999822     $  349,733     1.35%       30.00%     01/05/97
   SOCIAL AWARENESS SUBACCOUNT
        2001.............................          15,174           $ 7.506050     $  113,898     1.35%      -20.85%
        2000.............................          18,847           $ 9.483906     $  178,742     1.35%      -13.95%
        1999.............................          19,408           $11.020767     $  213,892     1.35%       16.12%
        1998.............................          20,572           $ 9.490457     $  195,235     1.35%      -23.44%
        1997.............................           3,506           $12.396349     $   43,466     1.35%       23.96%     01/05/97
   BLUE CHIP SUBACCOUNT
        2001.............................           1,076           $ 9.757689     $   10,500     1.35%       -5.51%
        2000.............................             262           $10.326548     $    2,700     1.35%       -0.27%
   EQUITY INCOME SUBACCOUNT
        2001.............................             684           $ 8.194331     $    5,606     1.35%      -13.00%
        2000.............................             477           $ 9.419220     $    4,496     1.35%      -13.66%
   HIGH INCOME BOND SUBACCOUNT
        2001.............................           2,250           $ 9.695650     $   21,819     1.35%        2.88%
        2000.............................           1,149           $ 9.424124     $   10,827     1.35%       -8.34%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                             TOTAL
                                          ACCUMULATION UNITS***   VALUE PER UNIT     VALUE      EXPENSES*   RETURN**
                                          ---------------------   --------------   ----------   ---------   --------
   CAPITAL GROWTH SUBACCOUNT
        2001.............................          13,710           $ 8.728217     $  119,663     1.35%      -15.75%
        2000.............................          12,119           $10.359883     $  125,557     1.35%      -26.99%
   NASDAQ 100 SUBACCOUNT
        2001.............................           4,606           $ 4.009851     $   18,470     1.35%      -33.56%
        2000.............................             131           $ 6.034927     $      789     1.35%      -39.65%     05/01/00
   DOW TARGET 10 JANUARY SUBACCOUNT
        2001.............................              12           $ 9.726304     $      112     1.35%       -4.81%
   DOW TARGET 10 FEBRUARY SUBACCOUNT
        2001.............................             254           $10.547811     $    2,676     1.35%       -5.72%
        2000.............................               1           $11.187746     $       12     1.35%       11.88%     02/01/00
   DOW TARGET 10 MARCH SUBACCOUNT
        2001.............................              24           $11.471108     $      279     1.35%       -6.24%
        2000.............................              99           $12.234770     $    1,210     1.35%       22.35%     03/01/00
   DOW TARGET 10 APRIL SUBACCOUNT
        2001.............................              73           $10.627503     $      778     1.35%       -3.41%
        2000.............................              10           $11.002247     $      105     1.35%       10.02%     04/01/00
   DOW TARGET 10 MAY SUBACCOUNT
        2001.............................              32           $11.192028     $      354     1.35%       -2.82%
        2000.............................              11           $11.517087     $      122     1.35%       15.17%     05/01/00
   DOW TARGET 10 JUNE SUBACCOUNT
        2001.............................              41           $10.451075     $      427     1.35%       -2.63%
        2000.............................              25           $10.733519     $      270     1.35%        7.34%     06/01/00
   DOW TARGET 10 JULY SUBACCOUNT
        2001.............................              40           $11.082486     $      448     1.35%       -4.67%
        2000.............................              32           $11.624799     $      374     1.35%       16.25%     07/03/00
   DOW TARGET 10 AUGUST SUBACCOUNT
        2001.............................              49           $10.545026     $      519     1.35%       -4.35%
        2000.............................              33           $11.024036     $      367     1.35%       10.24%     08/01/00
   DOW TARGET 10 SEPTEMBER SUBACCOUNT
        2001.............................              56           $ 9.963690     $      556     1.35%       -5.31%
        2000.............................              36           $10.522145     $      382     1.35%        5.22%     09/01/00
   DOW TARGET 10 OCTOBER SUBACCOUNT
        2001.............................              63           $11.293163     $      708     1.35%       -2.90%
        2000.............................              36           $11.630397     $      420     1.35%       16.30%     10/02/00
   DOW TARGET 10 NOVEMBER SUBACCOUNT
        2001.............................              64           $ 9.167088     $      583     1.35%       -2.66%
        2000.............................              39           $ 9.417671     $      371     1.35%       -6.66%
   DOW TARGET 10 DECEMBER SUBACCOUNT
        2001.............................              37           $ 9.617872     $      356     1.35%       -2.21%
        2000.............................              34           $ 9.835583     $      331     1.35%       -1.70%
   DOW TARGET 5 JANUARY SUBACCOUNT
        2001.............................             314           $10.655057     $    3,346     1.35%       -4.59%
        2000.............................             309           $11.167155     $    3,451     1.35%       11.67%     01/03/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                             TOTAL
                                          ACCUMULATION UNITS***   VALUE PER UNIT     VALUE      EXPENSES*   RETURN**
                                          ---------------------   --------------   ----------   ---------   --------
   DOW TARGET 5 FEBRUARY SUBACCOUNT
        2001.............................               7           $11.709600     $       88     1.35%       -2.77%
        2000.............................               4           $12.042671     $       43     1.35%       20.43%     02/01/00
   DOW TARGET 5 MARCH SUBACCOUNT
        2001.............................               7           $12.712174     $       92     1.35%       -5.87%
        2000.............................               6           $13.504691     $       83     1.35%       35.05%     03/01/00
   DOW TARGET 5 APRIL SUBACCOUNT
        2001.............................              18           $10.869088     $      197     1.35%      -11.83%
        2000.............................               8           $12.327140     $      102     1.35%       23.27%     04/03/00
   DOW TARGET 5 MAY SUBACCOUNT
        2001.............................              14           $11.441315     $      158     1.35%      -10.47%
        2000.............................               9           $12.779101     $      114     1.35%       27.79%     05/01/00
   DOW TARGET 5 JUNE SUBACCOUNT
        2001.............................              20           $10.522635     $      214     1.35%       -9.63%
        2000.............................               9           $11.643515     $      105     1.35%       16.44%     06/01/00
   DOW TARGET 5 JULY SUBACCOUNT
        2001.............................              19           $10.975399     $      210     1.35%       -6.56%
        2000.............................               9           $11.746019     $      109     1.35%       17.46%     07/03/00
   DOW TARGET 5 AUGUST SUBACCOUNT
        2001.............................              18           $11.837787     $      209     1.35%        0.53%
        2000.............................               9           $11.775902     $      100     1.35%       17.76%     08/01/00
   DOW TARGET 5 SEPTEMBER SUBACCOUNT
        2001.............................              18           $11.727811     $      206     1.35%        0.99%
        2000.............................              11           $11.613288     $      123     1.35%       16.13%     09/01/00
   DOW TARGET 5 OCTOBER SUBACCOUNT
        2001.............................              19           $12.659273     $      247     1.35%        1.82%
        2000.............................               7           $12.432799     $       91     1.35%       24.33%     10/02/00
   DOW TARGET 5 NOVEMBER SUBACCOUNT
        2001.............................              21           $ 8.592807     $      182     1.35%        0.90%
        2000.............................               8           $ 8.516491     $       66     1.35%      -14.46%
   DOW TARGET 5 DECEMBER SUBACCOUNT
        2001.............................               9           $10.878367     $      103     1.35%        2.95%
        2000.............................               5           $10.566965     $       55     1.35%        5.62%
   JANUS ADVISER GROWTH SUBACCOUNT
        2001.............................          41,550           $ 7.559084     $  314,078     1.35%      -24.26%
        2000.............................          26,949           $ 9.980280     $  268,959     1.35%      -14.26%
        1999.............................              87           $11.639885     $    1,007     1.35%       16.40%     11/01/99
   JANUS ADVISER WORLDWIDE GROWTH
   SUBACCOUNT
        2001.............................          52,002           $ 8.663493     $  450,518     1.35%      -22.13%
        2000.............................          46,591           $11.126184     $  518,376     1.35%      -15.78%
        1999.............................              39           $13.211585     $      517     1.35%       32.12%     11/01/99
   JANUS ADVISER BALANCED SUBACCOUNT
        2001.............................          44,094           $ 9.979518     $  440,036     1.35%       -6.12%
        2000.............................          36,533           $10.629722     $  388,336     1.35%       -3.47%
        1999.............................           2,432           $11.011548     $   26,781     1.35%       10.12%     11/01/99

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                             TOTAL
                                          ACCUMULATION UNITS***   VALUE PER UNIT     VALUE      EXPENSES*   RETURN**
                                          ---------------------   --------------   ----------   ---------   --------
   STRONG OPPORTUNITY II SUBACCOUNT
        2001.............................           5,945           $11.145870     $   66,267     1.35%       -4.99%
        2000.............................           4,565           $11.731765     $   53,552     1.35%        5.18%
   STRONG MULTI CAP VALUE II SUBACCOUNT
        2001.............................              18           $11.235708     $      200     1.35%        2.73%
        2000.............................             182           $10.937292     $    1,993     1.35%        6.39%
   STRONG MID CAP GROWTH II SUBACCOUNT
        2001.............................          15,952           $ 7.410085     $  118,208     1.35%      -31.70%
        2000.............................          12,585           $10.849448     $  136,537     1.35%      -15.97%
        1999.............................               3           $12.911573     $       40     1.35%       29.12%     11/01/99
   GOLDMAN SACHS VIT GROWTH & INCOME
     SUBACCOUNT
        2001.............................           2,196           $ 8.831003     $   19,397     1.35%      -10.55%
        2000.............................           1,035           $ 9.872837     $   10,214     1.35%       -5.95%
   GOLDMAN SACHS VIT CORE US EQUITY
     SUBACCOUNT
        2001.............................           1,864           $ 8.461111     $   15,776     1.35%      -13.12%
        2000.............................           1,307           $ 9.739111     $   12,730     1.35%      -10.82%
   GOLDMAN SACHS VIT CAPITAL GROWTH
     SUBACCOUNT
        2001.............................           3,185           $ 8.562417     $   27,268     1.35%      -15.61%
        2000.............................           1,883           $10.146128     $   19,107     1.35%       -9.20%
        1999.............................               4           $11.173846     $       40     1.35%       11.74%     11/01/99
   MORGAN STANLEY US REAL ESTATE
   SUBACCOUNT
        2001.............................             838           $14.019726     $   11,752     1.35%        8.37%
        2000.............................             233           $12.936895     $    3,020     1.35%       27.55%
   LAZARD RETIREMENT EMERGING MARKET
        2001.............................             711           $ 8.312779     $    5,914     1.35%       -6.35%
        2000.............................             461           $ 8.876193     $    4,093     1.35%      -29.03%
   LAZARD RETIREMENT SMALL CAP SUBACCOUNT
        2001.............................           8,224           $14.725694     $  121,099     1.35%       17.04%
        2000.............................             709           $12.581576     $    8,916     1.35%       19.44%
        1999.............................               3           $10.533744     $       30     1.35%        5.34%     11/01/99
   FIDELITY VIP SERVICE CL 2 MID CAP III
     SUBACCOUNT
        2001.............................           4,838           $10.613775     $   51,350     1.35%       -4.81%
        2000.............................             911           $11.149859     $   10,155     1.35%       11.50%     05/01/00
   FIDELITY VIP SERVICE CL 2 CONTRA II
     SUBACCOUNT
        2001.............................           1,061           $ 7.969397     $    8,454     1.35%      -13.64%
        2000.............................             317           $ 9.228340     $    2,924     1.35%       -7.72%     05/01/00
   FIDELITY VIP SERVICE CL 2 GROWTH
     SUBACCOUNT
        2001.............................           4,076           $ 6.852748     $   27,933     1.35%      -18.97%
        2000.............................             813           $ 8.456846     $    6,877     1.35%      -15.43%     05/01/00
   MFS TOTAL RETURN
        2001.............................             158           $10.254547     $    1,621     1.35%        2.55%     11/01/01

---------------

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the 12-month period indicated or from the inception date through the end of the period.

*** Accumulation units are rounded to the nearest whole number.

4) RISK AND ADMINISTRATIVE EXPENSE

   At the end of each valuation period ONLIC charges an amount equal to 0.35% on an annual basis of the contract value for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

   Although variable annuity payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate of 1.00% for mortality and expense risk on an annual basis.

   The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   Both the administrative and the mortality and expense risk fees are assessed through the unit value calculation.

5) CONTRACT CHARGES

   No deduction for a sales charge is made from purchase payments. A withdrawal charge ranging from 0% to 7% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant.

   A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

   State premium taxes presently range from 0% to 2 1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.

6) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

7) NEW ACCOUNTING PRONOUNCEMENTS

   In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires Separate Accounts presenting financial statements in conformity with accounting principles generally accepted in the United States of America to disclose financial highlights which include expense ratios and total return. The adoption of the guide had no financial impact on the Account.

OHIO NATIONAL VARIABLE ACCOUNT D

 INDEPENDENT AUDITORS' REPORT

The Board of Directors of
  The Ohio National Life Insurance Company and
Contract Owners of Ohio National Variable Account D:

We have audited the accompanying statement of assets and contract owners' equity of Ohio National Variable Account D (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 15, 2002

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

                        OHIO NATIONAL VARIABLE ACCOUNTS

                                    FORM N-4


                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included in Part B of this Registration Statement:


      Independent Auditors' Report of KPMG LLP dated February 15, 2002

      Statement of Assets and Contract Owners' Equity, December 31, 2001

      Statements of Operations for the Two Periods Ended December 31, 2001 and 2000

      Statements of Changes in Contract Owners' Equity for the Two Periods Ended December 31, 2001 and 2000

      Notes to Financial Statements, December 31, 2000


The following consolidated financial statements of The Depositor and its subsidiaries are also included in Part B of this Registration Statement:


      Independent Auditors' Report of KPMG LLP dated February 1, 2002

      Consolidated Balance Sheets, December 31, 2001 and 2000

      Consolidated Statements of Income for the Years Ended December 31, 2001, 2000 and 1999

      Consolidated Statements of Equity for the Years Ended December 31, 2001, 2000 and 1999

      Consolidated Statements of Cash Flows for the Years Ended December 31, 2001, 2000 and 1999

      Notes to Consolidated Financial Statements, December 31, 2001, 2000
      and 1999


The following financial information is included in Part A of this Registration
Statement:

      Accumulation Unit Values

Consents of the Following Persons:

      KPMG LLP

Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the registration statement of Ohio National Variable Account A ("VAA") on Form S-6 on August 3, 1982 (File no. 2-78652).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit
             (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable A (File no. 2-91213) on April 25, 1997.

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of VAA's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of VAA's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

      (4) Group Annuity, Form GA-93-VF-1, was filed as Exhibit (4) of the Registrant's registration statement on Form N-4 on July 20, 1994.

      (4)(a) Group Annuity Certificate, Form GA-93-VF-1C, was filed as Exhibit
             (4)(a) of the Registrant's registration statement on July 20, 1994.

      (5) Group Annuity Application, Form 3762-R, was filed as Exhibit (5) of the Registrant's registration statement on July 20, 1994.

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811- 3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811- 3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of Post-effective Amendment no. 22 of Ohio
             National Variable Account A registration statement on Form N-4 on March 2, 1998 (File no. 2-91213) and Exhibit (8)(a) of Post-effective Amendment no. 2 of Ohio National Variable Account A registration statement on Form N-4 on March 2, 1999 (File no. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Lee E. Bartels*                    Vice President, Individual Underwriting Operations

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Ronald L. Benedict*                Corporate Vice President, Counsel and
                                   Secretary

Michael A. Boedeker*               Senior Vice President, Investments

Robert A. Bowen*                   Senior Vice President, Information Systems


Roylene M. Broadwell*              Vice President, Sales Compensation


Dale P. Brown                      Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski Gluckman      Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Christopher A. Carlson*            Senior Vice President, Investments

George E. Castrucci                Director
8355 Old Stable Road
Cincinnati, Ohio 45243

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

Robert W. Conway*                  Vice President, PGA Marketing Eastern Division

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Executive Vice President and
                                   Chief Financial Officer

Anthony G. Esposito*               Vice President, Human Resources &
                                   Corporate Services

Michael J. Ferry*                  Vice President, Information Systems

Jerry A. Grundhofer                Director
601 Second Avenue, Suite 2906
Minneapolis, Minnesota 55402

Diane S. Hagenbuch*                Vice President, Corporate Relations &
                                   Communications


Michael F. Haverkamp*              Senior Vice President and General Counsel


John W. Hayden                     Director
7000 Midland Boulevard
Batavia, Ohio 45103

John A. Houser III*                Vice President, Claims

Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

William J. McFadden*              Vice President, PGA Marketing Western
                                  Division

James I. Miller, II*              Vice President and Actuary

Carolyn M. Nightingale*           Vice President, Marketing Support

Thomas O. Olson*                  Vice President, Chief Underwriting Officer

David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Executive Vice President, Strategic
                                  Initiatives

George B. Pearson, Jr.*           Vice President, PGA Marketing


William C. Price*                 Vice President and Counsel


J. Donald Richardson*             Senior Regional Vice President


Arthur J. Roberts*                Vice President, Controller & Treasurer


D. Gates Smith*                   Director and Executive Vice President,
                                  Agency & Group

Michael D. Stohler*               Vice President, Mortgages and Real Estate





Barbara A. Turner*                Vice President, Broker Dealer Operations

Dennis C. Twarogowski*            Vice President, Career Marketing


Dr. David S. Williams*            Vice President and Medical Director


*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)                                     Jurisdiction                % Owned
The Ohio National Life Insurance Company                     Ohio                     100%

OnFlight, Inc.                                               Ohio                     100%
(aviation)

ON Global Holdings, Inc.                                     Delaware                 100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.                           Connecticut               51%
(investment adviser)

SMON Holdings, Inc.                                          Delaware                  50%
(insurance holding company)

Suffolk Capital Management LLC                               Delaware                  81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation                     Ohio                     100%

Ohio National Equities, Inc.                                 Ohio                     100%
(securities broker dealer)

Ohio National Investments, Inc.                              Ohio                     100%
(investment adviser)

The O.N. Equity Sales Company                                Ohio                     100%
(securities broker dealer)

Enterprise Park, Inc.                                        Georgia                  100%
(real estate holding company)

Ohio National Fund, Inc.                                     Maryland      (more than) 90%
(registered investment company

ONE Fund, Inc.                                               Maryland      (more than) 10%
(registered investment company)

Dow Target Variable Fund LLC                                 Ohio                     100%
(registered investment company)


The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company                           Ohio                     100%
(investment adviser)

Ohio National Insurance Agency, Inc.                         Indiana                  100%

Ohio National Insurance Agency of Alabama, Inc.              Alabama                  100%

Ohio National Insurance Ageny of Massachusetts, Inc.         Massachusetts            100%

Ohio National Insurance Agency of North Carolina, Inc.       North Carolina           100%

ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

SMON Holdings, Inc. owns 100% of the voting securities of National Security Life and Annuity Company, a life insurance company organized under the laws of New York.


ITEM 27. NUMBER OF CONTRACTOWNERS


As of January 26, 2002, the Registrant's contracts were owned by 163 owners.


ITEM 28. INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and B, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:

      Name                                 Position with ONEQ
      ----                                 -----------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President & Chief Executive Officer and Director
      Thomas A. Barefield                  Senior Vice President
      Trudy K. Backus                      Vice President and Director
      Ronald L. Benedict                   Secretary and Director
      Barbara A. Turner                    Operations Vice President, Treasurer and Compliance Officer
      James I. Miller II                   Vice President and Director

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.


During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting               Compensation
Discounts and on Redemption    Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------

$222,162                            None                          None                   None


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242


         U.S. Bank, N.A. ("Custodian")
         425 Walnut Street
         Cincinnati, Ohio 45202

(2)      General and auxiliary ledgers:

         Depositor and Custodian

(3)      Securities records for portfolio securities:

         Custodian

(4)      Corporate charter, by-laws and minute books:

         Registrant has no such documents.

(5)      Records of brokerage orders:

         Not applicable.

(6)      Records of other portfolio transactions:

         Custodian

(7)      Records of options:

         Not applicable

(8)      Records of trial balances:

         Custodian

(9)      Quarterly records of allocation of brokerage orders and commissions:

         Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

         Depositor

(11)     Files of advisory materials:

         Not applicable

(12)     Other records

         Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, was furnished in the Registrant's Form N-4, Post-effective Amendment No. 5, on April 25, 1997.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account D, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 16th day of April, 2002.


                        OHIO NATIONAL VARIABLE ACCOUNT D
                                (Registrant)

                        By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                        By  /s/ John J. Palmer
                           --------------------------------------
                         John J. Palmer, Executive Vice President,
                                          Strategic Initiatives

Attest:

/s/Ronald L. Benedict
------------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 16th day of April, 2002.


                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                    By  /s/ John J. Palmer
                       ----------------------------------------
                      John J. Palmer, Executive Vice President,
                                      Strategic Initiatives

Attest:


/s/Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                  Title                                     Date
---------                                  -----                                     ----

/s/ David B. O'Maley                       Chairman, President,                 April 16, 2002
----------------------                     Chief Executive Officer
 David B. O'Maley                          and Director

*s/ Dale P. Brown                          Director                             April 16, 2002
----------------------
 Dale P. Brown


*s/ Jack E. Brown                          Director                             April 16, 2002
----------------------
 Jack E. Brown


*s/ William R. Burleigh                    Director                             April 16, 2002
-----------------------
 William R. Burleigh


*s/ Victoria B. Buyniski Gluckman          Director                             April 16, 2002
---------------------------------
 Victoria B. Buyniski  Gluckman

                                           Director
---------------------------------
George E. Castrucci



*s/ Raymond R. Clark                       Director                             April 16, 2002
----------------------
 Raymond R. Clark


s/ Ronald J. Dolan                         Director                             April 16, 2002
----------------------
 Ronald J. Dolan


                                           Director
---------------------------------
Jerry A. Grundhofer

                                           Director
----------------------
 John W. Hayden

*s/ James F. Orr                           Director                             April 16, 2002
----------------------
 James F. Orr


s/ John J. Palmer                          Director                             April 16, 2002
----------------------
 John J. Palmer


s/ D. Gates Smith                          Director                             April 16, 2002
----------------------
 D. Gates Smith





*By s/ John J. Palmer
   ----------------------------
   John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which are filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS


                                                                                                Page Number in
Exhibit                                                                                         Sequential
Number                  Description                                                             Numbering System
------                  -----------                                                             ----------------

                        Consent of KPMG LLP

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of
     The Ohio National Life Insurance Company and
Contract Owners of
     Ohio National Variable Account D:


We consent to use of our reports for Ohio National Variable Account D dated February 15, 2002 and for The Ohio National Life Insurance Company and subsidiaries dated February 1, 2002 included herein and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information in post-effective amendment no. 13 to File No. 33-81784.



KPMG LLP



Columbus, Ohio
April 16, 2002